United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2019

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
Bermuda - 0.04% (Cost $14,157)
Common Stocks - 0.04%
Central European Media Enterprises Ltd., Class AA	3,312	$14,076

Brazil - 4.03%
Common Stocks - 3.50%
Ambev S.A.	33,800	225,095
Atacadao Distribuicao Comercio e Industria LtdaA	1,600	6,897
Construtora Tenda S.A.A	4,900	35,681
CPFL Energia S.A.	20,300	140,174
Engie Brasil Energia S.A.	1,600	16,894
Grendene S.A.	9,400	73,334
Hypera S.A.	45,700	410,924
IRB Brasil Resseguros S/A	22,400	302,444
SLC Agricola S.A.	1,100	14,042

Total Common Stocks		1,225,485

Preferred Stocks - 0.53%
Centrais Eletricas Santa CatarinaA B	900	7,679
Telefonica Brasil S.A.B	12,800	179,548

Total Preferred Stocks		187,227

Total Brazil (Cost $1,235,171)		1,412,712

Chile - 2.88%
Common Stocks - 2.88%
AntarChile S.A.	2,356	42,714
Banco de Chile	4,633	765
Blumar S.A.	29,423	9,114
Cia Cervecerias Unidas S.A., Sponsored ADR	5,217	144,094
Embotelladora Andina S.A., Class B, ADR	3,952	119,074
Enel Chile S.A., ADR	3,961	24,637
Enel Chile S.A.	2,043,335	253,218
Inversiones Aguas Metropolitanas S.A.	6,607	12,452
Sigdo Koppers S.A.	24,802	47,311
SMU S.A.A	281,595	89,066
Sociedad Punta del Cobre S.A., Class A	1,894	11,992
Vina Concha y Toro S.A.	111,423	254,324

Total Common Stocks		1,008,761

Total Chile (Cost $757,300)		1,008,761

China - 24.14%
Common Stocks - 24.14%
Agricultural Bank of China Ltd., Class HC	860,000	483,078
Bank of China Ltd., Class HC	919,000	498,178
Bank of Communications Co., Ltd., Class HC	613,000	501,172
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class HC	31,000	60,261
Beijing Jingkelong Co., Ltd., Class HC	69,000	17,203
Changshouhua Food Co., Ltd.C	19,000	9,049
China Construction Bank Corp., Class HC	467,000	489,708
China Greenfresh Group Co., Ltd.C	339,000	50,925
China Lilang Ltd.C	9,000	11,274
China Merchants Bank Co., Ltd., Class HC	78,000	340,221
China Mobile Ltd.C	42,500	404,172
China Petroleum & Chemical Corp., Class HC	482,000	469,438
China Railway Group Ltd., Class HC	41,000	32,834
China Shenhua Energy Co., Ltd., Class HC	97,000	238,354
China Shineway Pharmaceutical Group Ltd.A C	73,000	150,014
China Telecom Corp. Ltd., Class HC	970,000	469,638

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
China - 24.14% (continued)
Common Stocks - 24.14% (continued)
China Unicom Hong Kong Ltd.A C	250,000	$350,811
CITIC Ltd.C	330,000	502,872
CNOOC Ltd.C	235,000	396,495
COSCO SHIPPING International Hong Kong Co., Ltd.C	240,000	95,384
Dongyue Group Ltd.C	67,000	55,685
Fuguiniao Co., Ltd., Class HA C	28,000	357
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class HC	36,000	138,110
Hengan International Group Co., Ltd.C	20,500	181,911
Huishang Bank Corp. Ltd., Class HC	361,000	174,028
Industrial & Commercial Bank of China Ltd., Class HC	579,000	509,276
Jiangsu Expressway Co., Ltd., Class HC	4,000	5,475
NVC Lighting Holding Ltd.C	1,961,000	198,288
PetroChina Co., Ltd., Class HC	650,000	476,915
Ping An Insurance Group Co. of China Ltd., Class HC	40,000	390,653
Shanghai Pharmaceuticals Holding Co., Ltd., Class HC	29,200	79,658
Sinopharm Group Co., Ltd., Class HC	22,000	92,698
Tencent Holdings Ltd.C	8,700	427,139
Tsingtao Brewery Co., Ltd., Class HC	16,000	82,999
Yuexiu Transport Infrastructure Ltd.C	104,000	78,480

Total Common Stocks		8,462,753

Total China (Cost $6,963,741)		8,462,753

Czech Republic - 2.21%
Common Stocks - 2.21%
CEZ A/SC	19,898	507,719
Komercni banka A/SC	3,272	141,090
Philip Morris CR A/SC	163	124,861

Total Common Stocks		773,670

Total Czech Republic (Cost $553,226)		773,670

Egypt - 2.85%
Common Stocks - 2.85%
Commercial International Bank Egypt SAEC	38,247	204,124
Credit Agricole Egypt SAEC	8,236	21,226
Eastern TobaccoC	43,194	504,171
ElSewedy Electric Co.C	3,695	52,285
Faisal Islamic Bank of EgyptC	40,070	42,692
Global Telecom Holding SAEA C	19,187	5,496
MM Group for Industry & International Trade SAEA C	57	56
Telecom Egypt Co.C	184,372	168,766

Total Common Stocks		998,816

Total Egypt (Cost $515,591)		998,816

Greece - 2.37%
Common Stocks - 2.37%
Aegean Airlines S.A.C	14,980	168,852
Hellenic Telecommunications Organization S.A.C	31,183	452,725
Holding Co. ADMIE IPTO S.A.A C	36,607	81,566
Sarantis S.A.C	6,826	117,241
Thessaloniki Water Supply & Sewage Co. S.A.C	1,610	9,481

Total Common Stocks		829,865

Total Greece (Cost $610,482)		829,865

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
Hong Kong - 0.30%
Common Stocks - 0.30%
Goldlion Holdings Ltd.C	46,000	$19,039
Organic Tea Cosmetics Holdings Co., Ltd.C	29,118	87,282

Total Common Stocks		106,321

Total Hong Kong (Cost $109,352)		106,321

Hungary - 2.20%
Common Stocks - 2.20%
Magyar Telekom Telecommunications PLCC	276,642	479,500
MOL Hungarian Oil & Gas PLCC	2,320	26,799
OTP Bank NyrtC	282	12,350
Richter Gedeon NyrtC	12,160	245,896
Waberer’s International NyrtA C	290	4,677
Zwack Unicum RtC	7	466

Total Common Stocks		769,688

Total Hungary (Cost $663,656)		769,688

India - 11.69%
Common Stocks - 11.69%
Abbott India Ltd.C	440	40,946
Colgate-Palmolive India Ltd.C	1,861	31,206
Gillette India Ltd.C	1,887	184,973
GlaxoSmithKline Consumer Healthcare Ltd.C	2,006	183,967
Hawkins Cookers Ltd.C	381	17,338
HCL Technologies Ltd.C	25,858	406,765
Hinduja Global Solutions Ltd.C	4,072	57,643
Hindustan Unilever Ltd.C	22,905	513,591
Infosys Ltd.C	9,703	173,745
Infosys Ltd., Sponsored ADR	13,317	235,311
Maruti Suzuki India Ltd.C	900	118,189
Nestle India Ltd.C	2,968	417,009
Oracle Financial Services Software Ltd.A C	5,183	331,662
Pfizer Ltd.C	7,381	251,497
Procter & Gamble Hygiene & Health Care Ltd.C	1,222	174,136
Tata Consultancy Services Ltd.C	9,661	509,179
Wipro Ltd.C	87,362	364,414
Wipro Ltd., ADRD	17,962	85,858

Total Common Stocks		4,097,429

Total India (Cost $3,380,572)		4,097,429

Indonesia - 4.01%
Common Stocks - 4.01%
Adira Dinamika Multi FinanceC	14,900	9,170
Astra Graphia Tbk PTC	167,100	17,400
Bank Central Asia Tbk PTC	216,600	342,498
Bank Rakyat Indonesia Persero Tbk PTC	48,000	11,064
Gudang Garam Tbk PTC	3,300	16,391
Hanjaya Mandala Sampoerna Tbk PTC	646,900	163,887
Indofood CBP Sukses Makmur Tbk PTC	224,900	139,926
Indofood Sukses Makmur Tbk PTC	577,400	288,775
Multi Bintang Indonesia Tbk PTC	8,600	10,187
Multipolar Technology Tbk PTC	558,900	29,201
Telekomunikasi Indonesia Persero Tbk PTC	75,300	20,576

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
Indonesia - 4.01% (continued)
Common Stocks - 4.01% (continued)
Unilever Indonesia Tbk PTC	107,000	$355,690

Total Common Stocks		1,404,765

Total Indonesia (Cost $1,509,191)		1,404,765

Malaysia - 5.06%
Common Stocks - 5.06%
Batu Kawan BhdC	2,800	13,061
Fraser & Neave Holdings BhdC	34,900	315,807
Kim Loong Resources BhdC	26,100	8,631
Kuala Lumpur Kepong BhdC	43,800	283,574
Nestle Malaysia BhdC	4,200	147,555
Public Bank BhdC	83,500	502,102
Sime Darby Plantation BhdC	54,100	76,698
Tenaga Nasional BhdC	106,700	427,760

Total Common Stocks		1,775,188

Total Malaysia (Cost $1,368,004)		1,775,188

Mexico - 0.84%
Common Stocks - 0.84%
Industrias Bachoco S.A.B. de C.V., Series B	17,308	88,789
Megacable Holdings S.A.B. de C.V.E	44,670	205,244

Total Common Stocks		294,033

Total Mexico (Cost $233,886)		294,033

Peru - 2.00%
Common Stocks - 2.00%
Alicorp S.A.A.	133,443	490,207
Southern Copper Corp.D	3,566	188,321
Union de Cervecerias Peruanas Backus y Johnston S.A.A., Class I	3,546	22,019

Total Common Stocks		700,547

Total Peru (Cost $545,443)		700,547

Philippines - 3.28%
Common Stocks - 3.28%
Aboitiz Power Corp.C	228,600	167,657
Asia United Bank Corp.C	19,880	22,666
Bank of the Philippine IslandsC	6,810	13,810
Cebu Air, Inc.C	48,130	82,281
China Banking Corp.C	51,412	34,516
Cosco Capital, Inc.C	261,300	33,838
East West Banking Corp.C	28,600	9,599
Manila Electric Co.C	81,090	504,194
Pepsi-Cola Products Philippines, Inc.C	40,900	2,066
Philippine National BankA C	12,920	13,081
Pilipinas Shell Petroleum Corp.C	5,480	5,539
RFM Corp.C	132,000	12,356
San Miguel Corp.C	50,960	137,676
San Miguel Food and Beverage, Inc.C	45,900	57,334
Top Frontier Investment Holdings, Inc.A C	1,480	7,561

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
Philippines - 3.28% (continued)
Common Stocks - 3.28% (continued)
Union Bank of the PhilippinesC	25,780	$45,423

Total Common Stocks		1,149,597

Total Philippines (Cost $1,135,698)		1,149,597

Poland - 0.32%
Common Stocks - 0.32%
Boryszew S.A.A C	2,086	5,247
Dom Development S.A.C	1,421	36,235
Netia S.A.C	10,180	15,002
Neuca S.A.C	175	15,298
Stalexport Autostrady S.A.C	29,864	33,278
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.C	433	8,937

Total Common Stocks		113,997

Total Poland (Cost $106,749)		113,997

Republic of Korea - 10.83%
Common Stocks - 10.83%
Aju Capital Co., Ltd.C	1,109	8,062
Binggrae Co., Ltd.C	1,466	91,011
Busan City Gas Co., Ltd.C	333	11,240
Daeduck Electronics Co.C	101	786
Daehan Synthetic Fiber Co., Ltd.C	89	10,141
Daekyo Co., Ltd.C	11,206	82,252
Daesung Energy Co., Ltd.C	8,294	46,074
Dong-Il Corp.C	3,523	172,067
E-MART, Inc.C	45	11,331
ESTec Corp.C	5,543	55,767
Fursys, Inc.C	239	6,895
Incheon City Gas Co., Ltd.C	1,136	31,885
Industrial Bank of KoreaC	3,180	49,903
Jinro Distillers Co., Ltd.C	1,536	45,210
JLS Co., Ltd.C	7,716	53,429
Kia Motors Corp.C	11,831	365,952
KT Corp.C	16,598	422,726
LF Corp.C	13,905	365,926
LG Electronics, Inc.C	4,893	463,717
LG Uplus Corp.C	19,119	219,018
Namyang Dairy Products Co., Ltd.C	191	121,097
RedcapTour Co., Ltd.C	842	13,142
Saeron Automotive Corp.C	2,901	17,317
Samsung Electronics Co., Ltd.C	160	392,511
Samwonsteel Co., Ltd.C	5,383	16,544
Samyang Tongsang Co., Ltd.C	868	35,684
SAVEZONE I&C Corp.C	6,608	27,347
SK Hynix, Inc.C	927	72,584
SK Telecom Co., Ltd.C	1,981	423,448
TS Corp.C	1,139	26,614
YESCO Co., Ltd.C	2,705	103,757
Youngone Holdings Co., Ltd.C	671	33,466

Total Common Stocks		3,796,903

Total Republic of Korea (Cost $3,213,880)		3,796,903

Russia - 1.06%
Common Stocks - 1.06%
Gazprom Neft PJSC, Sponsored ADRC	8,178	199,756

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
Russia - 1.06% (continued)
Common Stocks - 1.06% (continued)
Rostelecom PJSC, Sponsored ADRC	28,013	$171,997

Total Common Stocks		371,753

Total Russia (Cost $350,829)		371,753

South Africa - 3.99%
Common Stocks - 3.83%
Aspen Pharmacare Holdings Ltd.C	1,686	36,312
Bid Corp. Ltd.C	9,144	208,920
Clover Industries Ltd.C	54,461	83,841
Combined Motor Holdings Ltd.C	3,475	8,856
Mondi Ltd.C	13,511	393,469
Tongaat Hulett Ltd.C	30,497	219,361
Vodacom Group Ltd.C	31,503	392,961

Total Common Stocks		1,343,720

Preferred Stocks - 0.16%
Absa Bank Ltd.B C	1,084	57,868

Total South Africa (Cost $1,354,697)		1,401,588

Taiwan - 8.57%
Common Stocks - 8.57%
104 Corp.C	4,000	23,799
Aurora Corp.C	7,000	20,861
Chang Hwa Commercial Bank Ltd.C	83,000	47,777
Chunghwa Telecom Co., Ltd.C	132,000	502,546
E-LIFE MALL Corp.C	12,000	26,296
ECOVE Environment Corp.C	4,000	23,492
Far Eastern International BankC	1,082,204	363,158
First Financial Holding Co., Ltd.C	52,000	35,745
Great Taipei Gas Co., Ltd.C	74,000	69,680
Lian HWA Food Corp.C	3,080	3,625
Shanghai Commercial & Savings Bank Ltd.C	426,890	529,714
Sysage Technology Co., Ltd.C	19,000	21,702
Taichung Commercial Bank Co., Ltd.C	1,192,309	412,224
Tainan Enterprises Co., Ltd.C	15,000	11,651
Taiwan Business BankC	364,759	112,111
Taiwan Cooperative Financial Holding Co., Ltd.C	99,842	57,991
Taiwan Secom Co., Ltd.C	71,105	213,835
Taiwan Semiconductor Manufacturing Co., Ltd.C	1,000	7,580
Taiwan Shin Kong Security Co., Ltd.C	179,170	234,129
Ttet Union Corp.C	17,000	53,931
Uni-President Enterprises Corp.C	39,000	94,158
Union Bank Of TaiwanC	308,000	100,712
Ve Wong Corp.C	44,000	38,167

Total Common Stocks		3,004,884

Total Taiwan (Cost $2,566,855)		3,004,884

Thailand - 4.70%
Common Stocks - 4.70%
Advanced Information Technology PCL	60,500	52,717
Amata B.Grimm Power Plant Infrasture FundC E	48,400	13,117
Bangkok Bank PCL, NVDRC	21,200	129,177
Bangkok Bank PCLC	15,400	93,836
Bangkok Insurance PCL, NVDRC	1,900	21,664
Digital Telecommunications Infrasturcture FundC E	112,100	50,427

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
Thailand - 4.70% (continued)
Common Stocks - 4.70% (continued)
Glow Energy PCL, NVDRC	25,600	$69,801
Kang Yong Electric PCL, NVDRC	100	1,457
Kang Yong Electric PCL	2,100	30,608
Krung Thai Bank PCL, NVDRC	571,200	328,871
PTT PCL, NVDRC	7,000	12,455
Ratchaburi Electricity Generating Holding PCL	103,400	171,187
Ratchaburi Electricity Generating Holding PCL, NVDRC	103,000	170,351
Siam Cement PCL, NVDRC	32,000	472,664
Siam Makro PCL, NVDRC	11,000	16,697
Thai Stanley Electric PCL, NVDRC	1,800	12,996
Thai Vegetable Oil PCL, NVDRC	1,000	1,115

Total Common Stocks		1,649,140

Total Thailand (Cost $1,534,499)		1,649,140

SHORT-TERM INVESTMENTS - 2.48% (Cost $870,636)
Investment Companies - 2.48%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%F G	870,636	870,636

SECURITIES LENDING COLLATERAL - 0.77% (Cost $269,906)
Investment Companies - 0.77%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%F G	269,906	269,906

TOTAL INVESTMENTS - 100.62% (Cost $29,863,521)		35,277,028
LIABILITIES, NET OF OTHER ASSETS - (0.62%)		(216,193)

TOTAL NET ASSETS - 100.00%		$35,060,835

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $30,130,676 or 85.94% of net assets. Value was determined using significant unobservable inputs.
D	All or a portion of this security is on loan at April 30, 2018.
E	Unit - Usually consists of one common stock and/or rights and warrants.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

Futures Contracts Open on April 30, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	15	June 2018	$881,362	$864,150	$(17,212)

			$881,362	$864,150	$(17,212)

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Index Abbreviations:

MSCI	Morgan Stanley Capital International

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

Acadian Emerging Markets Managed Volatility Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Bermuda	$14,076	$—	$—	$14,076
Brazil	1,225,485	—	—	1,225,485
Chile	1,008,761	—	—	1,008,761
China	—	8,462,396	357	8,462,753
Czech Republic	—	773,670	—	773,670
Egypt	—	998,816	—	998,816
Greece	—	829,865	—	829,865
Hong Kong	—	106,321	—	106,321
Hungary	—	769,688	—	769,688
India	321,169	3,776,260	—	4,097,429
Indonesia	—	1,404,765	—	1,404,765
Malaysia	—	1,775,188	—	1,775,188
Mexico	294,033	—	—	294,033
Peru	700,547	—	—	700,547
Philippines	—	1,149,597	—	1,149,597
Poland	—	113,997	—	113,997
Republic of Korea	—	3,796,903	—	3,796,903
Russia	—	371,753	—	371,753
South Africa	—	1,343,720	—	1,343,720
Taiwan	—	3,004,884	—	3,004,884
Thailand	—	1,649,140	—	1,649,140
Foreign Preferred Stocks
Brazil	187,227	—	—	187,227
South Africa	—	57,868	—	57,868
Short-Term Investments	870,636	—	—	870,636
Securities Lending Collateral	269,906	—	—	269,906

Total Investments in Securities - Assets	$4,891,840	$30,384,831	$357	$35,277,028

Financial Derivative Instruments - Liabilities
Futures Contracts	$(17,212)	$—	$—	$(17,212)

Total Financial Derivative Instruments - Liabilities	$(17,212)	$—	$—	$(17,212)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were transfers from Level 1 to Level 2, with a fair value of $28,589,206 as a result of a determination made by the Valuation Committee that adjustments should be applied to certain international securities due to significant movement in the market.

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Foreign Common Stock	$358	$—	$—	$—	$—	$(1)	$—	$—	$357	$(1)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign common stock classified as Level 3 was fair valued at a nominal value of 0.10 Hong Kong Dollar due to lack of observable inputs.

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Shanghai Commercial & Savings Bank Ltd.		1.5
Hindustan Unilever Ltd.		1.5
Industrial & Commercial Bank of China Ltd.		1.5
Tata Consultancy Services Ltd.		1.5
CEZ A/S		1.4
Manila Electric Co.		1.4
Eastern Tobacco		1.4
CITIC Ltd.		1.4
Chunghwa Telecom Co., Ltd.		1.4
Public Bank Bhd		1.4
Total Fund Holdings	230
Sector Allocation (% Equities)
Financials		21.9
Consumer Staples		21.3
Telecommunication Services		13.9
Information Technology		9.3
Utilities		8.3
Consumer Discretionary		6.7
Energy		5.4
Industrials		5.3
Health Care		4.5
Materials		3.4
Country Allocation (% Equities)
China		24.8
India		12.0
Republic of Korea		11.1
Taiwan		8.8
Malaysia		5.2
Thailand		4.8
Brazil		4.1
Indonesia		4.1
South Africa		4.1
Philippines		3.4
Chile		3.0
Egypt		2.9
Greece		2.4
Czech Republic		2.3
Hungary		2.3
Peru		2.1
Russia		1.1
Mexico		0.9
Poland		0.3
Hong Kong		0.3

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.00%
Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Energy Exploration AssetA B	3	$—

Health Care - 0.00%
Pharmaceuticals - 0.00%
Millennium Health LLCA B	4,651	98

Total Common Stocks (Cost $26,255)		98

	Principal Amount
BANK LOAN OBLIGATIONSC - 20.53%
Basic Materials - 0.59%
Golden Nugget, Inc., 4.649%, Due 10/4/2023, 2017 Incremental Term Loan, (1-mo. LIBOR + 2.750%)	$48,247	48,635
GrafTech Finance, Inc., 5.395%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	125,000	125,469
H.B. Fuller Co., Due 10/20/2024, 2017 Term Loan BD	47,401	47,528
Loparex Holding B.V., Due 3/27/2025, 2018 Term LoanD	52,000	52,260
PQ Corp., 4.401%, Due 2/8/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	124,019	124,617
Prince Minerals, Inc., 5.802%, Due 3/20/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	125,000	126,172
Univar, Inc., 4.401%, Due 7/1/2024, 2017 USD Term Loan B, (1-mo. LIBOR + 2.500%)	8,293	8,362

		533,043

Consumer - 3.74%
Albertsons LLC, 4.651%, Due 8/25/2021, USD 2017 Term Loan B4, (1-mo. LIBOR + 2.750%)	39,000	38,610
Alphabet Holding Co., Inc., 5.401%, Due 9/26/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	124,375	107,273
Casablanca US Holdings, Inc., 6.651%, Due 3/15/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	29,700	29,886
CHG PPC Parent LLC, 4.651%, Due 3/31/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	125,000	125,625
Community Health Systems, Inc., 5.234%, Due 1/27/2021, Term Loan H, (3-mo. LIBOR + 3.250%)	24,000	23,260
Container Store, Inc. (The), 9.302%, Due 8/15/2021, 2017 Term Loan B, (3-mo. LIBOR + 7.000%)	22,854	22,912
Crown Finance US, Inc., 4.401%, Due 2/28/2025, 2018 USD Term Loan, (1-mo. LIBOR + 2.500%)	125,000	124,805
CSC Holdings LLC, 4.397%, Due 1/25/2026, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	125,000	125,000
CVS Holdings I, LP, 4.790%, Due 2/6/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	125,000	123,985
Endo Luxembourg Finance Co. I S.a r.l., 6.188%, Due 4/29/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	124,063	123,287
Global Appliance, Inc., 5.910%, Due 9/29/2024, Term Loan B, (1-mo. LIBOR + 4.000%)	124,375	126,085
HCA, Inc., 3.901%, Due 3/13/2025, 2018 Term Loan B10, (1-mo. LIBOR + 2.000%)	125,000	126,267
IRB Holding Corp., 5.194%, Due 2/5/2025, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	125,000	126,329
Las Vegas Sands LLC, 3.651%, Due 3/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	8,095	8,137
P.F. Chang’s China Bistro, Inc., 7.669%, Due 8/18/2022, 2017 Term Loan B, (6-mo. LIBOR + 5.000%)	124,375	122,354
Packers Holdings LLC, 5.128%, Due 12/4/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.250%)	124,688	124,999
Paradigm Acquisition Corp., 6.703%, Due 10/11/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	186,533	187,583
Parexel International Corp., Due 9/27/2024, Term Loan BD	76,000	76,238
RSC Acquisition, Inc., 6.552%, Due 11/30/2022, 2018 1st Lien Term Loan, (PRIME + 3.250%)	283,158	282,450
Scientific Games International, Inc., 4.727%, Due 8/14/2024, 2018 Term Loan B5, (2-mo. LIBOR + 2.750%)	124,688	125,408
Shutterfly, Inc., 4.660%, Due 8/17/2024, Term Loan B2, (1-mo. LIBOR + 2.750%)	125,000	126,094

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 20.53% (continued)
Consumer - 3.74% (continued)
SMG Holdings, Inc., 5.151%, Due 1/23/2025, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	$125,000	$126,041
Staples, Inc., 5.787%, Due 9/12/2024, 2017 Term Loan B, (3-mo. LIBOR + 4.000%)	63,341	62,617
Strategic Partners, Inc., 5.651%, Due 6/30/2023, 2016 Term Loan, (3-mo. LIBOR + 3.750%)	118,802	119,693
Team Health Holdings, Inc., 4.651%, Due 2/6/2024, 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	21,945	21,231
TGP Holdings III LLC,
Due 9/25/2024, 2018 Delayed Draw Term LoanD E	29,369	29,516
6.151%, Due 9/25/2024, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)D	165,314	166,140
10.802%, Due 9/25/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	50,000	50,500
TMK Hawk Parent Corp., 5.401%, Due 8/28/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	124,388	125,104
Varsity Brands, Inc., 5.401%, Due 12/15/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	124,688	125,591
Wheel Pros LLC, 6.633%, Due 3/16/2025, 1st Lien Term Loan, (1 Week LIBOR + 4.750%)	125,000	123,750
Wyndham Hotels & Resorts, Inc., Due 3/28/2025, Term Loan BD	125,000	125,923

		3,352,693

Defense - 0.16%
TransDigm, Inc., Due 6/9/2023, 2017 Extended Term Loan FD	145,000	145,577

Energy - 1.04%
California Resources Corp.,
12.273%, Due 12/31/2021, Second Out Term Loan, (1-mo. LIBOR + 10.375%)	12,000	13,470
6.647%, Due 12/31/2022, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	13,000	13,264
Chief Exploration & Development LLC, 8.416%, Due 5/16/2021, 2nd Lien Term Loan, (2-mo. LIBOR + 6.500%)	250,000	247,032
Cortes NP Acquisition Corp., 5.887%, Due 11/30/2023, 2017 Term Loan B, (1-mo. LIBOR + 4.000%)	31,518	31,465
Delek US Holdings, Inc., Due 3/13/2025, 2018 1st Lien Term LoanD	125,000	125,860
Energy & Exploration Partners, Inc., 5.000%, Due 5/13/2022, 2016 2nd Lien PIK Term Loan, (3-mo. LIBOR + 5.000%)	6,506	65
Lucid Energy Group II LLC, 4.897%, Due 2/17/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	125,000	124,844
McDermott Technology Americas, Inc., Due 4/4/2025, 2018 1st Lien Term LoanD	125,000	124,024
Medallion Midland Acquisition LLC, 5.151%, Due 10/30/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	124,688	124,843
PowerTeam Services LLC, 5.552%, Due 2/27/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	125,000	124,923

		929,790

Financial - 2.28%
1011778 B.C. Unlimited Liability Co., 4.151%, Due 2/16/2024, Term Loan B3, (1-mo. LIBOR + 2.250%)	150,000	150,375
Acrisure LLC, 6.609%, Due 11/22/2023, 2017 Term Loan B, (3-mo. LIBOR + 4.250%)	127,169	128,812
AssuredPartners, Inc., 5.151%, Due 10/22/2024, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 3.250%)	133,996	134,520
Asurion LLC, 7.901%, Due 8/4/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.000%)	125,000	128,375
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Due 4/3/2022, Term Loan B2D	146,000	146,223
Capital Automotive L.P., 7.910%, Due 3/24/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.000%)	123,031	124,262
EIG Management Co. LLC, 5.654%, Due 1/31/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.750%)	104,000	104,606
First Data Corporation, Due 7/8/2022, 2022 USD Term LoanD	154,000	154,539
Focus Financial Partners LLC, 5.052%, Due 7/3/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 2.750%)	124,375	124,997
Genworth Financial, Inc., 6.395%, Due 2/22/2023, Term Loan, (1-mo. LIBOR + 4.500%)	125,000	127,031

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 20.53% (continued)
Financial - 2.28% (continued)
Hub International Ltd., Due 4/25/2025, 2018 Term Loan BD	$100,000	$100,583
Iron Mountain, Inc., 3.648%, Due 1/2/2026, 2018 Term Loan B, (3-mo. LIBOR + 1.750%)	81,000	80,646
Jane Street Group LLC, 5.651%, Due 8/25/2022, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	83,219	84,155
Prime Security Services Borrower LLC, Due 5/2/2022, 2016 1st Lien Term LoanD	73,000	73,431
SBA Senior Finance II LLC, Due 4/11/2025, 2018 Term Loan BD	89,000	89,210
StepStone Group LP, 5.900%, Due 3/14/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	97,000	97,243
Travelport Finance (Luxembourg) S.a.r.l., 4.401%, Due 3/17/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.500%)	53,000	53,177
VFH Parent LLC, 5.558%, Due 12/30/2021, 2017 Refinanced Term Loan B, (3-mo. LIBOR + 3.250%)	59,918	60,667
WEX, Inc., 4.151%, Due 6/30/2023, 2017 Term Loan B2, (1-mo. LIBOR + 2.250%)	76,266	76,721

		2,039,573

Health Care - 1.33%
Affordable Care Holding Corp., 6.744%, Due 10/22/2022, 2015 1st Lien Term Loan, (2-mo. LIBOR + 4.750%)	48,875	48,997
Amneal Pharmaceuticals LLC, Due 5/4/2025, 2018 Term Loan BD	125,000	125,469
Avantor, Inc., 5.901%, Due 11/21/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	124,688	126,002
Beaver-Visitec International, Inc., 7.302%, Due 8/21/2023, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	74,433	74,433
Curo Health Services Holdings, Inc., 5.811%, Due 2/7/2022, 2015 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	72,450	72,631
ExamWorks Group, Inc., 5.151%, Due 7/27/2023, 2017 Term Loan, (1-mo. LIBOR + 3.250%)	5,016	5,054
INC Research LLC, Due 8/1/2024, 1st Lien Term Loan BD	38,856	38,980
Ivory Merger Sub, Inc., 5.610%, Due 3/7/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	102,000	101,873
Mallinckrodt International Finance S.A., 4.820%, Due 2/24/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.000%)	125,000	124,750
NVA Holdings, Inc., 5.052%, Due 2/2/2025, Term Loan B3, (3-mo. LIBOR + 2.750%)	125,000	125,469
Onex Carestream Finance LP, 5.901%, Due 6/7/2019, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	61,938	62,159
Press Ganey Holdings, Inc., Due 10/21/2023, 2018 1st Lien Term LoanD	97,690	98,300
Prospect Medical Holdings, Inc., 7.438%, Due 2/22/2024, 2018 Term Loan B, (1-mo. LIBOR + 5.500%)	125,000	125,625
Valeant Pharmaceuticals International, Inc., 5.400%, Due 4/1/2022, Term Loan B Series F4, (1-mo. LIBOR + 3.500%)	57,461	58,072

		1,187,814

Manufacturing - 2.57%
AECOM, 3.651%, Due 2/22/2025, Term Loan B, (1-mo. LIBOR + 1.750%)	125,000	125,312
American Bath Group LLC, 7.552%, Due 9/30/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.250%)	246,867	249,232
ASP Chromaflo Dutch B.V., 5.401%, Due 11/18/2023, Term Loan B2, (1-mo. LIBOR + 3.500%)	39,448	39,695
ASP Chromaflo Intermediate Holdings, Inc., 5.401%, Due 11/18/2023, Term Loan B1, (1-mo. LIBOR + 3.500%)	30,337	30,527
Berlin Packaging LLC, 5.067%, Due 10/1/2021, 2017 Term Loan B, (1-mo. LIBOR + 3.250%)	123,726	123,829
BWAY Holding Co., 5.587%, Due 4/3/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	48,633	48,884
Consolidated Container Co. LLC, 4.901%, Due 5/22/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	124,376	125,153
Coty Inc., 4.128%, Due 4/7/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 2.250%)	125,000	124,844
CPG International, Inc., 5.593%, Due 5/3/2024, 2017 Term Loan, (6-mo. LIBOR + 3.750%)	122,222	123,023
DG Investment Intermediate Holdings 2, Inc., Due 2/3/2025, 2018 Delayed Draw Term LoanD E	12,097	12,082

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 20.53% (continued)
Manufacturing - 2.57% (continued)
Emerald Performance Materials LLC, 5.401%, Due 8/1/2021, New 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	$124,760	$125,800
Flex Acquisition Co., Inc., 5.308%, Due 12/29/2023, 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	123,750	124,349
Netsmart Technologies, Inc., 6.401%, Due 4/19/2023, 2016 Term Loan C1, (1-mo. LIBOR + 4.500%)	39,399	39,694
Pisces Midco, Inc., 6.089%, Due 4/12/2025, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	125,000	126,094
Pro Mach Group, Inc., 5.035%, Due 3/7/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.000%)	125,000	125,156
Road Infrastructure Investment LLC, 5.401%, Due 6/13/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	76,835	77,027
SHO Holding Corp., 7.359%, Due 10/27/2022, Term Loan, (3-mo. LIBOR + 5.000%)	244,375	200,388
Tank Holding Corp., 5.726%, Due 3/17/2022, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	83,043	83,631
Titan Acquisition Ltd., 5.056%, Due 3/28/2025, 2018 Term Loan B, (2-mo. LIBOR + 3.000%)	125,000	125,085
U.S. Silica Company, Due 3/4/2025, 2018 Term Loan BD	150,000	151,312
Vencore, Inc., 6.651%, Due 11/23/2019, 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	121,677	121,677

		2,302,794

Media - 0.48%
ION Media Networks, Inc., 4.660%, Due 12/18/2020, 2017 Term Loan B3, (1-mo. LIBOR + 2.750%)	75,000	75,156
Meredith Corp., 4.901%, Due 1/31/2025, Term Loan B, (1-mo. LIBOR + 3.000%)	125,000	125,766
Radiate Holdco LLC, 4.901%, Due 2/1/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	138,277	136,744
Univision Communications, Inc., Due 3/15/2024, Term Loan C5D	17,595	17,341
UPC Financing Partnership, Due 1/15/2026, USD Term Loan ARD	75,000	75,156

		430,163

Service - 4.48%
ADMI Corp., Due 4/4/2025, 2018 Term Loan BD	140,000	140,409
Albany Molecular Research, Inc., 5.151%, Due 8/30/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	124,375	125,231
Allied Universal Holdco LLC, 6.052%, Due 7/28/2022, 2015 Term Loan, (3-mo. LIBOR + 3.750%)	61,091	59,857
ATI Holdings Acquisition, Inc., 5.395%, Due 5/10/2023, 2016 Term Loan, (3-mo. LIBOR + 3.500%)	99,133	99,257
BioClinica, Inc., 6.625%, Due 10/20/2023, 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	85,595	83,455
BJ’s Wholesale Club, Inc., Due 2/3/2024, 2017 1st Lien Term LoanD	35,397	35,534
Boing US Holdco, Inc., 5.037%, Due 10/3/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	124,688	125,103
Brand Energy & Infrastructure Services, Inc., 6.611%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	124,063	125,195
Brickman Group Ltd. LLC, 8.394%, Due 12/17/2021, Initial Term Loan (Second Lien), (1-mo. LIBOR + 6.500%)	58,511	58,803
California Pizza Kitchen, Inc., 7.910%, Due 8/23/2022, 2016 Term Loan, (1-mo. LIBOR + 6.000%)	246,250	241,817
Camelot UK Holdco Ltd., 5.151%, Due 10/3/2023, 2017 Repriced Term Loan, (1-mo. LIBOR + 3.250%)	69,650	70,098
CareerBuilder LLC, 9.052%, Due 7/26/2023, Term Loan, (3-mo. LIBOR + 6.750%)	35,100	35,129
EAB Global, Inc., 6.252%, Due 11/15/2024, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	125,000	125,312
Fort Dearborn Co., 6.309%, Due 10/19/2023, 2016 1st Lien Term Loan, (2-mo. LIBOR + 4.000%)	15,867	15,629
Heartland Dental LLC,
Due 4/17/2025, 2018 Delayed Draw Term LoanD	13,174	13,218
Due 4/30/2025, 2018 1st Lien Term LoanD	87,826	88,119
IG Investment Holdings LLC, 5.802%, Due 10/29/2021, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	106,358	107,289

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 20.53% (continued)
Service - 4.48% (continued)
Institutional Shareholder Services, Inc.,
5.797%, Due 10/16/2024, 2017 Delayed Draw Term Loan, (3-mo. LIBOR + 3.750%)	$8,333	$8,354
6.058%, Due 10/16/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	91,437	91,666
10.058%, Due 10/16/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 7.750%)	25,000	25,125
Kingpin Intermediate Holdings LLC, 6.150%, Due 6/28/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 4.250%)	124,063	125,923
Lakeland Tours LLC,
6.125%, Due 12/15/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 4.000%)	115,489	116,644
Due 12/15/2024, 2017 Delayed Draw Term LoanD E	9,511	9,606
Learning Care Group, Inc., 5.424%, Due 3/13/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	125,000	125,625
Mister Car Wash Holdings, Inc., 5.703%, Due 8/20/2021, Term Loan B, (6-mo. LIBOR + 3.250%)	123,272	123,734
NMSC Holdings, Inc., 7.453%, Due 4/19/2023, 1st Lien Term Loan, (6-mo. LIBOR + 5.000%)	250,000	244,375
Playpower, Inc., 7.052%, Due 6/23/2021, 2015 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	244,347	246,179
Pre-Paid Legal Services, Inc., Due 5/1/2025, 2018 1st Lien Term LoanD	95,000	95,713
PSAV Holdings LLC, 5.202%, Due 3/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	132,000	132,124
Quidditch Acquisition, Inc., 8.897%, Due 3/14/2025, 2018 Term Loan B, (1-mo. LIBOR + 7.000%)	110,000	110,550
Realogy Corp., 4.145%, Due 2/8/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.250%)	74,275	74,658
Red Ventures LLC, 5.901%, Due 11/8/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	124,375	125,805
Rentpath, Inc., 6.660%, Due 12/17/2021, 2017 Term Loan, (1-mo. LIBOR + 4.750%)	119,096	107,633
Spin Holdco Inc., Due 11/14/2022, 2017 Term Loan BD	73,000	73,487
Tribune Media Co., 4.901%, Due 12/27/2020, Term Loan, (1-mo. LIBOR + 3.000%)	4,219	4,219
TruGreen Limited Partnership, 5.897%, Due 4/13/2023, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	47,317	47,701
Vestcom Parent Holdings, Inc., 5.901%, Due 12/19/2023, 2016 1st Lien Term Loan, (PRIME + 3.000%)	123,747	124,366
Vivid Seats Ltd., 5.401%, Due 6/30/2024, 2017 1st Lien Term Loan, (1 Week LIBOR + 3.500%)	124,063	124,115
William Morris Endeavor Entertainment LLC, 9.151%, Due 5/6/2022, 2nd Lien Term Loan, (1-mo. LIBOR + 7.250%)	84,000	84,630
World Triathlon Corp., 6.552%, Due 6/26/2021, Term Loan, (3-mo. LIBOR + 4.250%)	247,429	248,048

		4,019,735

Technology - 2.02%
Almonde, Inc.,
5.484%, Due 6/13/2024, USD 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	56,874	56,816
9.234%, Due 6/13/2025, USD 2nd Lien Term Loan, (3-mo. LIBOR + 7.250%)	124,825	123,296
Applied Systems, Inc., 5.552%, Due 9/19/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	124,375	125,425
Capri Finance LLC, 5.609%, Due 11/1/2024, USD 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	124,688	124,635
Compuware Corp., 5.400%, Due 12/15/2021, Term Loan B3, (1-mo. LIBOR + 3.500%)	106,507	107,759
Dell, Inc., Due 9/7/2023, 2017 1st Lien Term LoanD	156,000	156,438
DG Investment Intermediate Holdings, Inc., 5.302%, Due 2/3/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	112,903	112,762
Epicor Software Corp., 5.160%, Due 6/1/2022, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	124,361	124,963
MA FinanceCo. LLC, Due 6/21/2024, USD Term Loan B3D	9,673	9,639
Marketo, Inc., 5.044%, Due 2/7/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	125,000	124,570
MH Sub I LLC, 5.647%, Due 9/13/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	124,375	124,323
Navicure, Inc., 5.651%, Due 11/1/2024, 1st Lien Term Loan B, (1-mo. LIBOR + 3.750%)	124,688	124,999
Omnitracs, Inc., 5.021%, Due 3/16/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.750%)	125,000	125,235

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 20.53% (continued)
Technology - 2.02% (continued)
Riverbed Technology, Inc., 5.160%, Due 4/24/2022, 2016 Term Loan, (1-mo. LIBOR + 3.250%)	$108,000	$107,505
Seattle Spinco, Inc., USD Term Loan B3, Due 6/21/2024D	65,327	65,098
SS&C Technologies Holdings Europe S.a.r.l., Due 4/16/2025, 2018 Term Loan B4D	32,867	33,072
SS&C Technologies, Inc., Due 4/16/2025, 2018 Term Loan B3D	92,133	92,709
Triple Point Technology, Inc., 6.552%, Due 7/10/2020, 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	83,567	75,211

		1,814,455

Telecommunications - 1.06%
Altice Financing SA, 5.098%, Due 1/31/2026, USD 2017 1st Lien Term Loan, (3-mo. LIBOR + 2.750%)	74,812	73,752
Avaya, Inc., 6.647%, Due 12/15/2024, Exit Term Loan B, (1-mo. LIBOR + 4.750%)	124,688	125,957
Charter Communications Operating LLC, Due 4/30/2025, 2017 Term Loan BD	124,688	125,178
Flexential Intermediate Corp., 5.802%, Due 8/1/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	124,375	124,157
GTT Communications, Inc., Due 4/28/2025, 2018 USD Term Loan BD	97,000	96,151
Intelsat Jackson Holdings S.A., Due 11/27/2023, 2017 Term Loan B3D	42,000	42,249
Merrill Communications LLC, 7.609%, Due 6/1/2022, 2015 Term Loan, (3-mo. LIBOR + 5.250%)	79,727	80,225
NeuStar, Inc., 5.401%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	124,375	124,598
Sprint Communications, Inc., 4.438%, Due 2/2/2024, 1st Lien Term Loan B, (1-mo. LIBOR + 2.500%)	31,919	31,999
Syniverse Holdings, Inc., 6.895%, Due 3/9/2023, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	125,000	126,285

		950,551

Transportation - 0.26%
American Tire Distributors Holdings, Inc., 6.244%, Due 9/1/2021, 2015 Term Loan, (2-mo. LIBOR + 4.250%)	123,724	107,781
XPO Logistics, Inc., 3.920%, Due 2/24/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.000%)	125,000	125,625

		233,406

Utilities - 0.52%
Calpine Corp., Due 1/15/2024, Term Loan B5D	112,000	112,455
Compass Power Generation LLC, 6.052%, Due 12/20/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.750%)	124,688	125,896
Helix Gen Funding LLC, 5.651%, Due 6/2/2024, Term Loan B, (1-mo. LIBOR + 3.750%)	104,460	105,279
TPF II Power LLC, 5.651%, Due 10/2/2023, Term Loan B, (1-mo. LIBOR + 3.750%)	121,191	121,191

		464,821

Total Bank Loan Obligations (Cost $18,405,268)		18,404,415

CORPORATE OBLIGATIONS - 58.50%
Basic Materials - 3.74%
AK Steel Corp.,
7.625%, Due 10/1/2021	300,000	306,000
6.375%, Due 10/15/2025	150,000	140,534
Aleris International, Inc., 9.500%, Due 4/1/2021F	150,000	156,375
CF Industries, Inc.,
3.450%, Due 6/1/2023	200,000	190,000
5.150%, Due 3/15/2034	250,000	228,438
Chemours Co.,
6.625%, Due 5/15/2023	200,000	210,250
7.000%, Due 5/15/2025	400,000	430,500

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 58.50% (continued)
Basic Materials - 3.74% (continued)
Freeport-McMoRan, Inc., 3.550%, Due 3/1/2022	$600,000	$579,000
Hexion, Inc., 6.625%, Due 4/15/2020	250,000	234,687
Huntsman International LLC, 5.125%, Due 11/15/2022	250,000	259,325
PQ Corp., 6.750%, Due 11/15/2022F	350,000	370,125
Venator Finance Sarl / Venator Materials LLC, 5.750%, Due 7/15/2025F	250,000	248,750

		3,353,984

Communications - 11.08%
Block Communications, Inc., 6.875%, Due 2/15/2025F	300,000	301,500
Cablevision Systems Corp., 5.875%, Due 9/15/2022	700,000	689,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, Due 9/30/2022	500,000	507,812
CenturyLink, Inc.,
5.800%, Due 3/15/2022, Series T	200,000	199,000
7.500%, Due 4/1/2024, Series Y	325,000	331,500
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, Due 12/15/2021F	250,000	247,500
DISH DBS Corp.,
6.750%, Due 6/1/2021	750,000	746,250
5.000%, Due 3/15/2023	250,000	216,562
5.875%, Due 11/15/2024	200,000	170,250
EIG Investors Corp., 10.875%, Due 2/1/2024	250,000	271,250
Frontier Communications Corp.,
7.125%, Due 3/15/2019	250,000	248,750
10.500%, Due 9/15/2022	250,000	219,925
8.500%, Due 4/1/2026F	225,000	218,812
9.000%, Due 8/15/2031	65,000	39,813
Gogo Intermediate Holdings, LLC / Gogo Finance Co., Inc., 12.500%, Due 7/1/2022F	175,000	194,469
Level 3 Financing, Inc., 5.375%, Due 1/15/2024	400,000	396,000
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, Due 4/15/2022F	250,000	251,900
Plantronics, Inc., 5.500%, Due 5/31/2023F	500,000	500,000
Qwest Corp., 6.750%, Due 12/1/2021	25,000	26,885
Salem Media Group, Inc., 6.750%, Due 6/1/2024F	175,000	165,812
Sinclair Television Group, Inc.,
5.375%, Due 4/1/2021	250,000	252,500
6.125%, Due 10/1/2022	150,000	154,313
Sirius XM Radio, Inc., 3.875%, Due 8/1/2022F	650,000	630,500
Sprint Communications, Inc., 6.000%, Due 11/15/2022	675,000	689,344
Sprint Corp., 7.250%, Due 9/15/2021	1,000,000	1,061,250
T-Mobile USA, Inc., 6.500%, Due 1/15/2024	175,000	183,312
Townsquare Media, Inc., 6.500%, Due 4/1/2023F	175,000	163,660
Univision Communications, Inc., 5.125%, Due 5/15/2023F	900,000	855,000

		9,933,369

Consumer, Cyclical - 5.15%
AV Homes, Inc., 6.625%, Due 5/15/2022	300,000	307,125
CEC Entertainment, Inc., 8.000%, Due 2/15/2022	250,000	195,000
EMI Music Publishing Group North America Holdings, Inc., 7.625%, Due 6/15/2024F	225,000	243,563
Golden Nugget, Inc., 6.750%, Due 10/15/2024F	350,000	355,250
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, Due 2/15/2019F	250,000	246,250
MDC Holdings, Inc., 5.500%, Due 1/15/2024	500,000	509,375
Navistar International Corp., 6.625%, Due 11/1/2025F	375,000	389,062
Neiman Marcus Group Ltd. LLC, 8.000%, Due 10/15/2021F	300,000	202,500
PF Chang’s China Bistro, Inc., 10.250%, Due 6/30/2020F	350,000	288,750
Scientific Games International, Inc., 10.000%, Due 12/1/2022	500,000	538,900
Springs Industries, Inc., 6.250%, Due 6/1/2021	375,000	380,156
Tempur Sealy International, Inc., 5.625%, Due 10/15/2023	475,000	477,375
United Continental Holdings, Inc., 4.250%, Due 10/1/2022	500,000	487,000

		4,620,306

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 58.50% (continued)
Consumer, Cyclical - 5.15% (continued)
Consumer, Non-Cyclical - 12.14%
APX Group, Inc., 7.875%, Due 12/1/2022	$175,000	$176,313
Cardtronics, Inc., 5.125%, Due 8/1/2022	750,000	727,500
CHS/Community Health Systems, Inc.,
8.000%, Due 11/15/2019	350,000	318,500
6.250%, Due 3/31/2023	100,000	91,250
Cott Holdings, Inc., 5.500%, Due 4/1/2025F	175,000	173,688
DaVita, Inc.,
5.750%, Due 8/15/2022	100,000	102,438
5.125%, Due 7/15/2024	500,000	484,375
Dean Foods Co., 6.500%, Due 3/15/2023F	600,000	575,250
Encompass Health Corp., 5.750%, Due 11/1/2024	300,000	305,250
Endo Finance LLC / Endo Finco, Inc., 5.375%, Due 1/15/2023F	250,000	180,937
First Quality Finance Co., Inc.,
4.625%, Due 5/15/2021F	350,000	346,500
5.000%, Due 7/1/2025F	250,000	239,375
HCA, Inc.,
6.500%, Due 2/15/2020	675,000	705,375
5.875%, Due 5/1/2023	500,000	521,250
5.375%, Due 2/1/2025	100,000	99,500
Herc Rentals, Inc., 7.500%, Due 6/1/2022F	418,000	443,080
Hertz Corp., 5.875%, Due 10/15/2020	750,000	740,625
Horizon Pharma, Inc., 6.625%, Due 5/1/2023	90,000	90,000
Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, Due 11/1/2024F	75,000	79,875
Kronos Acquisition Holdings, Inc., 9.000%, Due 8/15/2023F	175,000	167,125
LifePoint Health, Inc.,
5.875%, Due 12/1/2023	525,000	518,437
5.375%, Due 5/1/2024	150,000	142,875
MEDNAX, Inc., 5.250%, Due 12/1/2023F	225,000	223,312
Monitronics International, Inc., 9.125%, Due 4/1/2020	250,000	177,250
NVA Holdings, Inc., 6.875%, Due 4/1/2026F	250,000	251,875
Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, Due 5/15/2023F	350,000	375,375
Rent-A-Center, Inc., 4.750%, Due 5/1/2021	125,000	116,875
Tenet Healthcare Corp.,
4.750%, Due 6/1/2020	200,000	201,000
4.375%, Due 10/1/2021	200,000	197,000
6.750%, Due 6/15/2023	200,000	196,625
United Rentals North America, Inc.,
5.750%, Due 11/15/2024	150,000	154,875
5.500%, Due 7/15/2025	250,000	256,250
5.500%, Due 5/15/2027	200,000	199,000
Universal Health Services, Inc., 4.750%, Due 8/1/2022F	350,000	353,500
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	450,000	453,375
Vector Group Ltd., 6.125%, Due 2/1/2025F	500,000	496,060

		10,881,890

Energy - 7.31%
Antero Resources Corp., 5.125%, Due 12/1/2022	300,000	301,500
Archrock Partners LP / Archrock Partners Finance Corp., 6.000%, Due 4/1/2021	250,000	249,375
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026F	200,000	205,000
Calfrac Holdings LP, 7.500%, Due 12/1/2020F	350,000	346,500
California Resources Corp., 8.000%, Due 12/15/2022F	175,000	150,500
Carrizo Oil & Gas, Inc., 7.500%, Due 9/15/2020	54,000	54,540
Cheniere Energy Partners LP, 5.250%, Due 10/1/2025F	200,000	195,500

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 58.50% (continued)
Energy - 7.31% (continued)
Chesapeake Energy Corp.,
8.000%, Due 12/15/2022F	$24,000	$25,440
8.000%, Due 1/15/2025F	100,000	96,950
8.000%, Due 6/15/2027F	275,000	264,688
Continental Resources, Inc., 5.000%, Due 9/15/2022	100,000	101,625
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, Due 4/1/2023	200,000	203,000
Denbury Resources, Inc., 9.000%, Due 5/15/2021F	250,000	261,250
Diamond Offshore Drilling, Inc., 4.875%, Due 11/1/2043	200,000	144,000
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, Due 11/29/2024F	175,000	181,125
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, Due 2/15/2026F	625,000	631,250
Hilcorp Energy I LP / Hilcorp Finance Co., 5.000%, Due 12/1/2024F	300,000	291,750
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.750%, Due 4/1/2022	350,000	216,125
Nabors Industries, Inc., 5.500%, Due 1/15/2023	425,000	416,275
Oceaneering International, Inc., 4.650%, Due 11/15/2024	500,000	479,297
Parker Drilling Co., 6.750%, Due 7/15/2022	250,000	188,750
Peabody Energy Corp., 6.000%, Due 3/31/2022F	75,000	77,040
SESI LLC, 7.125%, Due 12/15/2021	500,000	508,750
SM Energy Co., 5.625%, Due 6/1/2025	175,000	168,875
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, Due 8/15/2022	125,000	121,250
Sunoco LP / Sunoco Finance Corp., 4.875%, Due 1/15/2023F	500,000	492,235
WPX Energy, Inc., 7.500%, Due 8/1/2020	168,000	182,280

		6,554,870

Financial - 6.65%
Acrisure LLC / Acrisure Finance, Inc., 7.000%, Due 11/15/2025F	225,000	212,670
Ally Financial, Inc., 5.125%, Due 9/30/2024	300,000	306,750
CBL & Associates LP, 5.250%, Due 12/1/2023	75,000	62,735
Cornerstone Chemical Co., 6.750%, Due 8/15/2024F	250,000	247,500
Credit Acceptance Corp.,
6.125%, Due 2/15/2021	575,000	577,875
7.375%, Due 3/15/2023	100,000	104,500
Equinix, Inc.,
5.375%, Due 1/1/2022, REIT	250,000	257,812
5.875%, Due 1/15/2026, REIT	250,000	258,750
Greystar Real Estate Partners LLC, 5.750%, Due 12/1/2025F	50,000	49,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
6.000%, Due 8/1/2020	300,000	306,375
6.250%, Due 2/1/2022	400,000	408,000
iStar, Inc., 4.625%, Due 9/15/2020, REIT	300,000	298,875
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, Due 8/1/2021F	90,000	91,575
LPL Holdings, Inc., 5.750%, Due 9/15/2025F	425,000	412,250
Navient Corp., 5.875%, Due 3/25/2021	1,000,000	1,023,750
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, Due 12/15/2022F	175,000	178,500
SBA Communications Corp., 4.875%, Due 7/15/2022, REIT	400,000	401,000
Springleaf Finance Corp.,
5.250%, Due 12/15/2019	500,000	506,240
6.125%, Due 5/15/2022	150,000	153,563
5.625%, Due 3/15/2023	100,000	99,000

		5,957,220

Industrial - 4.63%
BBA US Holdings, Inc., 5.375%, Due 5/1/2026F	50,000	50,279
CEMEX Finance, LLC, 6.000%, Due 4/1/2024F	250,000	257,000
Energizer Holdings, Inc., 5.500%, Due 6/15/2025F	350,000	347,375
Gibraltar Industries, Inc., 6.250%, Due 2/1/2021	250,000	253,975

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 58.50% (continued)
Industrial - 4.63% (continued)
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, Due 12/15/2023F	$575,000	$607,344
Ingram Micro, Inc.,
5.000%, Due 8/10/2022	100,000	97,267
5.450%, Due 12/15/2024	350,000	340,078
New Enterprise Stone & Lime Co., Inc., 6.250%, Due 3/15/2026F	200,000	202,500
Novelis Corp., 5.875%, Due 9/30/2026F	250,000	248,125
Plastipak Holdings, Inc., 6.250%, Due 10/15/2025F	175,000	169,750
Standard Industries, Inc., 5.375%, Due 11/15/2024F	750,000	759,844
TransDigm, Inc., 6.000%, Due 7/15/2022	550,000	556,875
Tutor Perini Corp., 6.875%, Due 5/1/2025F	250,000	256,175

		4,146,587

Technology - 5.39%
Advanced Micro Devices, Inc., 7.000%, Due 7/1/2024	500,000	527,510
BMC Software Finance, Inc., 8.125%, Due 7/15/2021F	500,000	498,750
EMC Corp., 2.650%, Due 6/1/2020	750,000	728,325
First Data Corp.,
7.000%, Due 12/1/2023F	425,000	444,712
5.750%, Due 1/15/2024F	300,000	303,750
Harland Clarke Holdings Corp., 8.375%, Due 8/15/2022F	150,000	153,375
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, Due 5/1/2021, PIK (7.875%)F	650,000	654,875
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.000%, Due 7/15/2025F	400,000	412,500
Micron Technology, Inc., 5.500%, Due 2/1/2025	33,000	34,320
NCR Corp., 5.000%, Due 7/15/2022	500,000	496,250
Rackspace Hosting, Inc., 8.625%, Due 11/15/2024F	100,000	101,375
Solera LLC / Solera Finance, Inc., 10.500%, Due 3/1/2024F	425,000	472,812

		4,828,554

Utilities - 2.41%
Calpine Corp., 5.875%, Due 1/15/2024F	750,000	754,219
NRG Energy, Inc., 6.250%, Due 7/15/2022	100,000	102,500
Talen Energy Supply LLC, 9.500%, Due 7/15/2022F	650,000	619,125
Vistra Energy Corp., 7.375%, Due 11/1/2022	650,000	684,937

		2,160,781

Total Corporate Obligations (Cost $53,235,918)		52,437,561

FOREIGN CORPORATE OBLIGATIONS - 17.57%
Basic Materials - 2.23%
Alcoa Nederland Holding B.V., 6.750%, Due 9/30/2024F	650,000	697,131
INEOS Group Holdings S.A., 5.625%, Due 8/1/2024F	250,000	252,500
New Gold, Inc., 6.250%, Due 11/15/2022F	700,000	714,000
NOVA Chemicals Corp., 4.875%, Due 6/1/2024F	125,000	120,938
Perstorp Holding AB, 8.500%, Due 6/30/2021F	204,000	213,690

		1,998,259

Communications - 3.19%
Altice Luxembourg S.A., 7.750%, Due 5/15/2022F	100,000	95,500
Nokia OYJ, 5.375%, Due 5/15/2019	375,000	382,519
SFR Group S.A., 6.000%, Due 5/15/2022F	500,000	492,810
Telecom Italia SpA, 5.303%, Due 5/30/2024F	400,000	407,400
Virgin Media Finance PLC, 6.375%, Due 4/15/2023F	500,000	503,750
Virgin Media Secured Finance PLC, 5.250%, Due 1/15/2021	250,000	255,625
VTR Finance B.V., 6.875%, Due 1/15/2024F	290,000	299,863
Wind Tre SpA, 5.000%, Due 1/20/2026F	500,000	419,700

		2,857,167

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 17.57% (continued)
Consumer, Cyclical - 2.19%
Aston Martin Capital Holdings Ltd., 6.500%, Due 4/15/2022F	$400,000	$415,880
International Game Technology PLC, 6.500%, Due 2/15/2025F	375,000	399,844
Mclaren Finance PLC, 5.750%, Due 8/1/2022F	375,000	375,037
Melco Resorts Finance Ltd., 4.875%, Due 6/6/2025F	225,000	210,324
Silversea Cruise Finance Ltd., 7.250%, Due 2/1/2025F	250,000	264,450
Viking Cruises Ltd., 6.250%, Due 5/15/2025F	300,000	301,500

		1,967,035

Consumer, Non-Cyclical - 1.69%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025F	100,000	95,500
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC, 5.625%, Due 10/15/2023F	350,000	273,875
Valeant Pharmaceuticals International, Inc.,
5.500%, Due 3/1/2023F	450,000	406,125
7.000%, Due 3/15/2024F	700,000	738,500

		1,514,000

Energy - 2.30%
Ensco PLC, 5.750%, Due 10/1/2044	225,000	156,375
MEG Energy Corp., 6.375%, Due 1/30/2023F	300,000	270,750
Noble Holding International Ltd., 7.750%, Due 1/15/2024	183,000	171,563
Transocean, Inc., 8.375%, Due 12/15/2021	250,000	268,125
Weatherford International Ltd.,
5.125%, Due 9/15/2020	500,000	490,000
4.500%, Due 4/15/2022	250,000	221,250
Welltec A/S, 9.500%, Due 12/1/2022F	475,000	480,937

		2,059,000

Financial - 1.81%
goeasy Ltd., 7.875%, Due 11/1/2022F	500,000	530,000
Intesa Sanpaolo SpA, 5.017%, Due 6/26/2024F	600,000	587,295
Royal Bank of Scotland Group PLC, 4.700%, Due 7/3/2018	250,000	250,497
Travelport Corporate Finance PLC, 6.000%, Due 3/15/2026F	250,000	255,625

		1,623,417

Industrial - 2.96%
Ardagh Packaging Finance PLC , 7.250%, Due 5/15/2024F	550,000	580,250
Bombardier, Inc., 6.000%, Due 10/15/2022F	550,000	547,250
Cemex S.A.B. de C.V., 7.750%, Due 4/16/2026F	500,000	548,250
Park Aerospace Holdings Ltd.,
5.250%, Due 8/15/2022F	500,000	496,875
5.500%, Due 2/15/2024F	500,000	485,625

		2,658,250

Technology - 1.20%
Open Text Corp., 5.875%, Due 6/1/2026F	550,000	571,835
Seagate HDD Cayman, 4.750%, Due 6/1/2023	500,000	501,739

		1,073,574

Total Foreign Corporate Obligations (Cost $15,975,321)		15,750,702

	Shares
SHORT-TERM INVESTMENTS - 5.12% (Cost $4,583,296)
Investment Companies - 5.12%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%G H	4,583,296	4,583,296

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 101.72% (Cost $92,226,058)	$91,176,072
LIABILITIES, NET OF OTHER ASSETS - (1.72%)	(1,542,033)

TOTAL NET ASSETS - 100.00%	$89,634,039

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $98 or 0.00% of net assets. Value was determined using significant unobservable inputs.
B	Non-income producing security.
C	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
D	Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of April 30, 2018.
E	Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $43,710 or 0.05% of net assets. Of this amount, $12,097 relates to DG Investment Intermediate Holdings 2, Inc., $9,511 relates to Lakeland Tours LLC, and $22,102 relates to TGP Holdings III LLC.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $34,713,847 or 38.73% of net assets. The Fund has no right to demand registration of these securities.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

DIP - Debtor in Possession

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

UNFND - Unfunded.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

Crescent Short Duration High Income Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$—	$—	$98	$98
Bank Loan Obligations(1)	—	18,404,415	—	18,404,415
Corporate Obligations	—	52,437,561	—	52,437,561
Foreign Corporate Obligations	—	15,750,702	—	15,750,702
Short-Term Investments	4,583,296	—	—	4,583,296

Total Investments in Securities - Assets	$4,583,296	$86,592,678	$98	$91,176,072

(1)	Unfunded loan commitments represent $43,710 at period end.

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stock	$507	$—	$—	$—	$—	$(409)	$—	$—	$98	$(409)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The common stocks classified as Level 3 were fair valued using private valuation reports provided to the Fund’s Sub-Advisor from a pricing vendor.

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Sprint Corp., 7.250%, Due 9/15/2021		1.2
Navient Corp., 5.875%, Due 3/25/2021		1.1
Univision Communications, Inc., 5.125%, Due 5/15/2023		1.0
Standard Industries, Inc., 5.375%, Due 11/15/2024		0.8
Calpine Corp., 5.875%, Due 1/15/2024		0.8
DISH DBS Corp., 6.750%, Due 6/1/2021		0.8
Hertz Corp., 5.875%, Due 10/15/2020		0.8
Valeant Pharmaceuticals International, Inc., 7.000%, Due 3/15/2024		0.8
EMC Corp., 2.650%, Due 6/1/2020		0.8
Cardtronics, Inc., 5.125%, Due 8/1/2022		0.8
Total Fund Holdings	421
Sector Allocation (% Investments)
Communications		14.8
Consumer, Non-Cyclical		14.3
Financial		11.1
Energy		11.0
Technology		8.7
Industrial		7.9
Consumer, Cyclical		7.6
Basic Materials		6.8
Consumer		4.2
Service		4.2
Utilities		3.0
Manufacturing		2.7
Health Care		1.5
Telecommunications		1.1
Media		0.5
Transportation		0.4
Defense		0.2

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
Brazil - 2.11%
Foreign Corporate Obligations - 0.22%
Itau Unibanco Holding S.A., 2.850%, Due 5/26/2018A	$1,600,000	$1,598,560

Foreign Sovereign Obligations - 1.89%
Banco Nacional de Desenvolvimento Economico e Social,	12,495,000	12,530,486
6.369%, Due 6/16/2018A
4.000%, Due 4/14/2019A	1,000,000	1,005,360

Total Foreign Sovereign Obligations		13,535,846

Total Brazil (Cost $15,164,884)		15,134,406

British Virgin Islands - 1.45%
Foreign Corporate Obligations - 1.45%
CNOOC Finance 2013 Ltd., 1.750%, Due 5/9/2018	3,534,000	3,533,159
CNPC General Capital Ltd., 2.750%, Due 5/14/2019A	4,850,000	4,826,629
Sinopec Group Overseas Development 2013 Ltd., 2.500%, Due 10/17/2018A	1,500,000	1,496,037
Sinopec Group Overseas Development 2014 Ltd., 2.750%, Due 4/10/2019A	250,000	249,097
Sinopec Group Overseas Development 2016 Ltd., 2.125%, Due 5/3/2019A	250,000	247,334

Total Foreign Corporate Obligations		10,352,256

Total British Virgin Islands (Cost $10,411,725)		10,352,256

Colombia - 0.58% (Cost $4,182,787)
Foreign Sovereign Obligations - 0.58%
Colombia Government International Bond, 7.375%, Due 3/18/2019	4,000,000	4,148,000

India - 0.68%
Foreign Corporate Obligations - 0.68%
ICICI Bank Ltd., 4.800%, Due 5/22/2019A	4,339,000	4,393,867
State Bank of India, 3.622%, Due 4/17/2019A	500,000	500,602

Total Foreign Corporate Obligations		4,894,469

Total India (Cost $4,947,659)		4,894,469

Indonesia - 0.90%
Foreign Corporate Obligations - 0.10%
Majapahit Holding B.V., 8.000%, Due 8/7/2019A	650,000	690,625

Foreign Sovereign Obligations - 0.80%
Indonesia Government International Bond, 11.625%, Due 3/4/2019A	5,300,000	5,693,228

Total Indonesia (Cost $6,415,344)		6,383,853

Israel - 0.60% (Cost $4,320,156)
Foreign Corporate Obligations - 0.60%
Israel Electric Corp. Ltd., 5.625%, Due 6/21/2018A	4,300,000	4,309,675

Malaysia - 0.40% (Cost $2,921,816)
Foreign Corporate Obligations - 0.40%
Petronas Capital Ltd., 5.250%, Due 8/12/2019A	2,810,000	2,883,928

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value
Mexico - 0.85% (Cost $6,114,655)
Foreign Corporate Obligations - 0.85%
Petroleos Mexicanos, 6.000%, Due 3/5/2020	$5,853,000	$6,072,488
South Africa - 2.76%
Foreign Sovereign Obligations - 2.76%
Republic of South Africa Government International Bond,
6.875%, Due 5/27/2019	10,750,000	11,142,611
5.500%, Due 3/9/2020	8,300,000	8,589,139

Total Foreign Sovereign Obligations		19,731,750

Total South Africa (Cost $19,924,027)		19,731,750

	Shares
SHORT-TERM INVESTMENTS - 88.09%
Investment Companies - 1.68%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%B C	11,979,300	11,979,300

	Par Amount
U.S. Treasury Obligations - 86.41%
U.S. Treasury Bills,
1.267%, Due 5/3/2018	$59,500,000	59,494,839
1.473%, Due 5/31/2018	50,000,000	49,930,937
1.487%, Due 6/14/2018	91,800,000	91,615,151
1.735%, Due 7/12/2018	233,500,000	232,688,004
1.788%, Due 8/2/2018	101,300,000	100,821,711
1.859%, Due 8/30/2018	83,600,000	83,075,983

Total U.S. Treasury Obligations		617,626,625

Total Short-Term Investments (Cost $629,685,898)		629,605,925

TOTAL INVESTMENTS - 98.42% (Cost $704,088,951)		703,516,750
OTHER ASSETS, NET OF LIABILITIES - 1.58%		11,269,066

TOTAL NET ASSETS - 100.00%		$714,785,816

Percentages are stated as a percent of net assets.

A	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

OTC Swap Agreements Outstanding on April 30, 2018:

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection(1)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2018(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.00	12/20/2019	5.0000	USD	150	$7,505	$8,125	$620
Lebanese Republic	BRC	1.00	6/20/2021	5.3500	USD	275	30,129	29,456	(673)
Russian Federation	BRC	1.00	6/20/2021	0.9844	USD	500	19,565	(845)	(20,410)
Lebanese Republic	BRC	1.00	6/20/2021	5.3500	USD	200	20,507	21,423	916
Lebanese Republic	BCC	1.00	12/20/2021	5.3500	USD	15,000	1,636,871	1,861,341	224,470

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2018 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.00	12/20/2021	5.3500	USD	3,000	$396,489	$372,268	$(24,221)
Lebanese Republic	BRC	1.00	12/20/2021	5.3500	USD	800	89,192	99,272	10,080
Republic Of Indonesia	BRC	1.00	12/20/2021	0.7553	USD	800	14,091	(7,294)	(21,385)
Republic Of Indonesia	BRC	1.00	12/20/2021	0.7553	USD	1,000	18,588	(9,117)	(27,705)
Republic Of Kazakhstan	BRC	1.00	12/20/2021	0.6403	USD	250	8,617	(3,531)	(12,148)
Republic Of Kazakhstan	BRC	1.00	12/20/2021	0.6403	USD	3,000	100,505	(42,377)	(142,882)
Republic Of Kazakhstan	BRC	1.00	12/20/2021	0.6403	USD	800	17,462	(11,301)	(28,763)
Republic Of Kazakhstan	BRC	1.00	12/20/2021	0.6403	USD	15,000	337,944	(211,886)	(549,830)
Republic Of South Africa	BRC	1.00	12/20/2021	1.1684	USD	2,000	72,776	10,605	(62,171)
Republic Of South Africa	BRC	1.00	12/20/2021	1.1684	USD	1,500	52,203	7,954	(44,249)
Republic Of South Africa	BRC	1.00	12/20/2021	1.1684	USD	6,000	211,243	31,816	(179,427)
Republic Of Kazakhstan	CBK	1.00	12/20/2021	0.6403	USD	300	9,548	(4,238)	(13,786)
Russian Federation	CBK	1.00	12/20/2021	1.0546	USD	3,000	123,633	3,644	(119,989)
Russian Federation	CBK	1.00	12/20/2021	1.0546	USD	13,000	335,535	15,793	(319,742)
Republic Of Colombia	FBF	1.00	12/20/2021	0.7403	USD	4,000	48,712	(38,341)	(87,053)
Republic Of Indonesia	HUS	1.00	12/20/2021	0.7553	USD	1,800	31,176	(16,411)	(47,587)
Republic Of Indonesia	UAG	1.00	12/20/2021	0.7553	USD	3,000	41,239	(27,351)	(68,590)
Republic Of Turkey	BCC	1.00	6/20/2022	1.6620	USD	5,000	261,352	121,672	(139,680)
Republic Of Turkey	BCC	1.00	6/20/2022	1.6620	USD	9,375	485,549	228,136	(257,413)
Russian Federation	BCC	1.00	6/20/2022	1.1244	USD	4,500	119,899	18,130	(101,769)
Lebanese Republic	BRC	1.00	6/20/2022	5.3500	USD	12,500	1,646,985	1,751,394	104,409
Republic Of Indonesia	BRC	1.00	6/20/2022	0.8600	USD	5,000	32,627	(33,976)	(66,603)
Russian Federation	BRC	1.00	6/20/2022	1.1244	USD	4,300	115,772	17,324	(98,448)
Russian Federation	BRC	1.00	6/20/2022	1.1244	USD	2,600	42,710	10,475	(32,235)
Republic Of South Africa	CBK	1.00	6/20/2022	1.3175	USD	5,500	202,548	61,230	(141,318)
Republic Of South Africa	CBK	1.00	6/20/2022	1.3175	USD	4,000	151,951	44,531	(107,420)
Republic Of South Africa	CBK	1.00	6/20/2022	1.3175	USD	2,500	105,846	27,832	(78,014)
Republic Of Turkey	CBK	1.00	6/20/2022	1.6620	USD	4,000	143,577	97,338	(46,239)
Republic Of Indonesia	HUS	1.00	6/20/2022	0.8600	USD	3,000	34,031	(20,385)	(54,416)
Lebanese Republic	BOA	1.00	12/20/2022	5.2999	USD	3,000	430,183	468,402	38,219
Lebanese Republic	BOA	1.00	12/20/2022	5.2999	USD	5,000	725,976	780,669	54,693
Republic Of South Africa	BOA	1.00	12/20/2022	1.4738	USD	4,300	173,024	85,446	(87,578)
Argentine Republic	BRC	5.00	12/20/2022	2.7207	USD	17,000	(1,719,046)	(1,623,276)	95,770
Argentine Republic	BRC	5.00	12/20/2022	2.7207	USD	3,000	(323,343)	(286,460)	36,883
Argentine Republic	BRC	5.00	12/20/2022	2.7207	USD	11,000	(1,164,371)	(1,050,355)	114,016
Argentine Republic	BRC	5.00	12/20/2022	2.7207	USD	13,000	(1,381,891)	(1,241,329)	140,562
Argentine Republic	BRC	5.00	12/20/2022	2.7207	USD	2,500	(271,575)	(238,717)	32,858
Federal Republic of Brazil	BRC	1.00	12/20/2022	1.6080	USD	9,000	191,858	218,561	26,703
Kingdom Of Saudi Arabia	BRC	1.00	12/20/2022	0.7953	USD	11,000	(24,008)	(99,508)	(75,500)
Republic Of Indonesia	BRC	1.00	12/20/2022	0.9628	USD	4,500	(31,818)	(10,640)	21,178
Republic Of Indonesia	BRC	1.00	12/20/2022	0.9628	USD	2,000	(5,161)	(4,729)	432
Republic Of Indonesia	BRC	1.00	12/20/2022	0.9628	USD	4,900	(2,103)	(11,586)	(9,483)
Republic Of South Africa	BRC	1.00	12/20/2022	1.4738	USD	3,000	107,206	59,614	(47,592)
Republic Of South Africa	BRC	1.00	12/20/2022	1.4738	USD	8,600	340,810	170,892	(169,918)
Republic Of Turkey	BRC	1.00	12/20/2022	1.8223	USD	1,500	52,037	51,550	(487)
Republic Of Turkey	BRC	1.00	12/20/2022	1.8223	USD	3,000	107,820	103,100	(4,720)
Republic Of Turkey	BRC	1.00	12/20/2022	1.8223	USD	8,600	425,733	295,552	(130,181)
Argentine Republic	CBK	5.00	12/20/2022	2.7207	USD	8,000	(854,002)	(763,894)	90,108
Argentine Republic	CBK	5.00	12/20/2022	2.7207	USD	7,000	(730,018)	(668,408)	61,610
Federal Republic of Brazil	CBK	1.00	12/20/2022	1.6080	USD	13,400	282,872	325,413	42,541
Kingdom Of Saudi Arabia	CBK	1.00	12/20/2022	0.7953	USD	2,000	(14,790)	(18,092)	(3,302)
Republic Of Indonesia	CBK	1.00	12/20/2022	0.9628	USD	4,500	—	(10,640)	(10,640)
Republic Of Indonesia	CBK	1.00	12/20/2022	0.9628	USD	3,500	(10,524)	(8,275)	2,249
Republic Of South Africa	CBK	1.00	12/20/2022	1.4738	USD	8,600	346,049	170,892	(175,157)
Republic Of South Africa	CBK	1.00	12/20/2022	1.4738	USD	8,600	344,303	170,892	(173,411)
Republic Of South Africa	CBK	1.00	12/20/2022	1.4738	USD	13,000	499,119	258,325	(240,794)

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2018 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Republic Of Turkey	CBK	1.00	12/20/2022	1.8223	USD	8,600	$436,037	$295,552	$(140,485)
Russian Federation	CBK	1.00	12/20/2022	1.2335	USD	3,000	37,903	28,665	(9,238)
Lebanese Republic	DUB	1.00	12/20/2022	5.2999	USD	1,100	181,407	171,747	(9,660)
Lebanese Republic	DUB	1.00	12/20/2022	5.2999	USD	700	115,561	109,294	(6,267)
Lebanese Republic	DUB	1.00	12/20/2022	5.2999	USD	1,600	259,160	249,814	(9,346)
Argentine Republic	HUS	5.00	12/20/2022	2.7207	USD	3,500	(368,150)	(334,204)	33,946
Argentine Republic	HUS	5.00	12/20/2022	2.7207	USD	8,200	(862,162)	(782,992)	79,170
Republic Of Indonesia	HUS	1.00	12/20/2022	0.9628	USD	4,000	(859)	(9,458)	(8,599)
Republic Of Indonesia	HUS	1.00	12/20/2022	0.9628	USD	4,500	—	(10,640)	(10,640)
Republic Of Indonesia	HUS	1.00	12/20/2022	0.9628	USD	8,500	—	(20,098)	(20,098)
Republic Of Indonesia	HUS	1.00	12/20/2022	0.9628	USD	6,100	(2,618)	(14,423)	(11,805)
Republic Of Indonesia	UAG	1.00	12/20/2022	0.9628	USD	5,500	(2,360)	(13,004)	(10,644)
Republic Of Indonesia	UAG	1.00	12/20/2022	0.9628	USD	5,500	(2,950)	(13,004)	(10,054)
Aregentine Republic	BRC	5.00	6/20/2023	2.9600	USD	4,000	(382,493)	(374,098)	8,395
Republic of Korea	BRC	1.00	6/20/2023	0.4546	USD	10,900	(265,947)	(291,739)	(25,792)

							$3,603,246	$527,517	$(3,075,729)

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection(2)
Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2018(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Republic Of Philippines	BCC	1.00	12/20/2019	0.1925	USD	3,000	$17,878	$37,118	$19,240
Republic Of Philippines	BRC	1.00	12/20/2019	0.1925	USD	500	2,248	6,187	3,939
Republic Of Colombia	HUS	1.00	12/20/2021	0.3300	USD	7,000	27,848	69,244	41,396

							$47,974	$112,549	$64,575

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Counter- Party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Pay	1-Day BRL-CDI	BOA	9.10	1/4/2021	BRL	70,000	$—	$(640,057)	$(640,057)
Pay	1-Day BRL-CDI	HUS	9.12	1/4/2021	BRL	30,100	—	(280,365)	(280,365)
Pay	1-Day BRL-CDI	HUS	9.30	1/4/2021	BRL	24,800	—	(374,185)	(374,185)
Pay	1-Day BRL-CDI	HUS	8.75	1/4/2021	BRL	24,500	—	(170,480)	(170,480)
Pay	1-Day BRL-CDI	UAG	8.65	1/4/2021	BRL	32,500	—	(176,166)	(176,166)
Pay	1-Day BRL-CDI	UAG	9.17	1/4/2021	BRL	191,800	—	(1,903,151)	(1,903,151)
Receive	1-Day BRL-CDI	UAG	10.36	1/4/2021	BRL	76,400	—	(1,378,753)	(1,378,753)
Receive	1-Day BRL-CDI	UAG	10.26	1/4/2021	BRL	80,900	—	(1,407,226)	(1,407,226)
Receive	1-Day BRL-CDI	UAG	9.84	1/4/2021	BRL	41,000	—	(1,068,938)	(1,068,938)
Receive	1-Day BRL-CDI	UAG	9.53	1/4/2021	BRL	187,700	—	(2,324,921)	(2,324,921)

							$—	$(9,724,242)	$(9,724,242)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Forward Foreign Currency Contracts Open on April 30, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	5,014,198	USD	5,151,243	5/3/2018	HUS	$—	$(137,045)	$(137,045)
BRL	14,386,264	USD	14,704,000	5/3/2018	HUS	—	(317,736)	(317,736)
BRL	15,801,585	USD	16,286,000	5/3/2018	HUS	—	(484,415)	(484,415)
BRL	33,660,455	USD	34,722,999	5/3/2018	HUS	—	(1,062,544)	(1,062,544)
USD	14,336,453	BRL	13,369,012	5/3/2018	HUS	967,441	—	967,441
USD	14,326,804	BRL	13,369,012	5/3/2018	HUS	957,792	—	957,792
USD	14,328,557	BRL	13,369,012	5/3/2018	HUS	959,545	—	959,545
USD	14,330,311	BRL	13,369,012	5/3/2018	HUS	961,299	—	961,299
USD	14,330,750	BRL	13,369,012	5/3/2018	HUS	961,738	—	961,738
USD	2,200,000	BRL	2,017,441	5/3/2018	HUS	182,559	—	182,559
BRL	5,998,127	USD	6,000,000	7/3/2018	HUS	—	(1,873)	(1,873)
USD	34,723,000	BRL	33,643,849	7/3/2018	HUS	1,079,151	—	1,079,151
USD	16,286,000	BRL	15,793,829	7/3/2018	HUS	492,171	—	492,171
USD	14,704,000	BRL	14,380,429	7/3/2018	HUS	323,571	—	323,571
USD	5,122,999	BRL	4,984,461	7/3/2018	HUS	138,538	—	138,538
EUR	2,692,619	USD	2,700,000	7/19/2018	HUS	—	(7,381)	(7,381)
USD	38,956,625	EUR	38,043,457	7/19/2018	HUS	913,168	—	913,168
ZAR	1,396,331	USD	1,400,000	7/31/2018	HUS	—	(3,669)	(3,669)
USD	8,333,076	ZAR	7,812,748	7/31/2018	HUS	520,328	—	520,328
USD	8,331,737	ZAR	7,812,748	7/31/2018	HUS	518,989	—	518,989
IDR	1,900,161	USD	1,900,000	8/27/2018	HUS	161	—	161
USD	9,164,924	IDR	9,036,925	8/27/2018	HUS	127,999	—	127,999
USD	4,397,000	IDR	4,338,711	8/27/2018	HUS	58,289	—	58,289
USD	4,116,000	IDR	4,080,422	8/27/2018	HUS	35,578	—	35,578
USD	4,114,000	IDR	4,079,899	8/27/2018	HUS	34,101	—	34,101
USD	4,117,000	IDR	4,079,660	8/27/2018	HUS	37,340	—	37,340
USD	4,117,000	IDR	4,061,254	8/27/2018	HUS	55,746	—	55,746
USD	4,114,000	IDR	4,058,295	8/27/2018	HUS	55,705	—	55,705
USD	3,899,000	IDR	3,864,191	8/27/2018	HUS	34,809	—	34,809

						$9,416,018	$(2,014,663)	$7,401,355

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BCC	Barclays Capital, Inc.
BOA	Bank of America, N.A.
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
DUB	Deutsche Bank AG
FBF	Credit Suisse International
HUS	HSBC Bank (USA)
UAG	UBS AG

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Currency Abbreviations:

BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
USD	United States Dollar
ZAR	South African Rand

Exchange Abbreviations:

OTC	Over-the-Counter

Other Abbreviations:

CDI	Chess Depository Interest

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Corporate Obligations
Brazil	$—	$1,598,560	$—	$1,598,560
British Virgin Islands	—	10,352,256	—	10,352,256
India	—	4,894,469	—	4,894,469
Indonesia	—	690,625	—	690,625
Israel	—	4,309,675	—	4,309,675
Malaysia	—	2,883,928	—	2,883,928
Mexico	—	6,072,488	—	6,072,488
Foreign Sovereign Obligations
Brazil	—	13,535,846	—	13,535,846
Colombia	—	4,148,000	—	4,148,000
Indonesia	—	5,693,228	—	5,693,228
South Africa	—	19,731,750	—	19,731,750
Short-Term Investments
Investment Companies	11,979,300	—	—	11,979,300
U.S. Treasury Obligations	—	617,626,625	—	617,626,625

Total Investments in Securities - Assets	$11,979,300	$691,537,450	$—	$703,516,750

Financial Derivative Instruments - Assets
Swap Contract Agreements	$—	$1,284,403	$—	$1,284,403
Forward Foreign Currency Contracts	—	9,416,018	—	9,416,018

Total Financial Derivative Instruments - Assets	$—	$10,700,421	$—	$10,700,421

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(14,019,799)	$—	$(14,019,799)
Forward Foreign Currency Contracts	—	(2,014,663)	—	(2,014,663)

Total Financial Derivative Instruments - Liabilities	$—	$(16,034,462)	$—	$(16,034,462)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Bills, 1.735%, Due 7/12/2018			32.6
U.S. Treasury Bills, 1.788%, Due 8/2/2018			14.1
U.S. Treasury Bills, 1.487%, Due 6/14/2018			12.8
U.S. Treasury Bills. 1.859%, Due 8/30/2018			11.6
U.S. Treasury Bills, 1.267%, Due 5/3/2018			8.3
U.S. Treasury Bills, 1.473%, Due 5/31/2018			7.0
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, Due 6/16/2018			1.8
Republic of South Africa Government International Bond, 6.875%, Due 5/27/2019			1.6
Republic of South Africa Government International Bond, 5.500%, Due 3/9/2020			1.2
Petroleos Mexicanos, 6.000%, Due 3/5/2020			0.8
Total Fund Holdings	24
Sector Exposures (%)		Fund[1] Long/(Short)
Foreign Sovereign			6.0
South Africa		2.8
Brazil		1.9
Indonesia		0.8
Colombia		0.5
Foreign Corporate Obligations			4.3
Energy		2.7
Financial		0.9
Utilities		0.7
Cash & Cash Equivalent			86.4
Country Allocation (% Investments)
United States			89.4
South Africa			2.8
Brazil			2.2
British Virgin Islands			1.5
Indonesia			0.9
Mexico			0.9
India			0.7
Israel			0.6
Colombia			0.6
Malaysia			0.4

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

		Principal Amount*	Fair Value
Angola - 2.75%
Credit-Linked Notes - 0.69%
Republic of Angola (Issuer Aurora Australis B.V.), 8.032%, Due 12/19/2023, (6-mo. USD LIBOR + 6.250%)A B		$1,125,000	$1,141,650
USD - AOA Non-Deliverable Forward Foreign Currency Contract (Issuer Standard Chartered Bank),
26.250%, Due 6/7/2018J		375,000	366,300
25.580% Due 9/7/2018J		375,000	370,988

Total Credit-Linked Notes			1,878,938

Foreign Sovereign Obligations - 2.06%
Angolan Government International Bond, 9.500%, Due 11/12/2025B		4,950,000	5,557,365

Total Angola (Cost $7,115,615)			7,436,303

Argentina - 4.49%
Foreign Sovereign Obligations - 4.49%
Argentina Bonar Bonds,
25.331%, Due 3/11/2019, (BADLARP Index + 2.500%)A	ARS	50,441,687	2,532,534
26.088%, Due 3/1/2020, (BADLARP Index + 3.250%)A	ARS	4,500,000	235,803
24.839%, Due 4/3/2022, (BADLARP Index + 2.000%)A	ARS	42,100,000	2,082,939
Argentine Bonos del Tesoro,
21.200%, Due 9/19/2018	ARS	15,850,000	768,743
18.200%, Due 10/3/2021	ARS	11,600,000	548,477
16.000%, Due 10/17/2023	ARS	16,250,000	736,656
Bonos de la Nacion Argentina con Ajuste por CER, 3.7500%, Due 2/8/2019D		102,000,000	5,225,542

Total Foreign Sovereign Obligations			12,130,694

Total Argentina (Cost $13,222,100)			12,130,694

Armenia - 0.58% (Cost $1,500,000)
Credit-Linked Notes - 0.58%
Republic of Armenia Treasury Bonds (Issuer Frontera Capital B.V.), 1.000%, Due 5/7/2021C E		1,500,000	1,581,600

Azerbaijan - 0.76% (Cost $2,000,000)
Credit-Linked Notes - 0.76%
Republic of Azerbaijan (Issuer Frontera Capital B.V.), 14.000%, Due 3/30/2020, Series BC E		2,000,000	2,047,200

Belarus - 0.93%
Foreign Sovereign Obligations - 0.93%
Republic of Belarus International Bond,
6.875%, Due 2/28/2023B		1,710,000	1,789,549
7.625%, Due 6/29/2027B		685,000	736,649

Total Foreign Sovereign Obligations			2,526,198

Total Belarus (Cost $2,471,771)			2,526,198

Bosnia & Herzegovina - 0.06% (Cost $211,197)
Foreign Sovereign Obligations - 0.06%
Bosnia & Herzegovina Government International Bond, 0.500%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.813%)A B F	EUR	333,333	172,882

Cameroon, United Republic Of - 1.36% (Cost $3,459,669)
Foreign Sovereign Obligations - 1.36%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B		3,200,000	3,672,512

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

		Principal Amount*	Fair Value
Costa Rica - 2.57%
Foreign Sovereign Obligations - 2.57%
Costa Rica Titulos de Propiedad,
8.050%, Due 9/18/2024B	CRC	950,000,000	$1,558,407
9.660%, Due 9/30/2026B	CRC	2,250,000,000	3,930,910
10.580%, Due 9/26/2029B	CRC	800,000,000	1,450,953

Total Foreign Sovereign Obligations			6,940,270

Total Costa Rica (Cost $7,006,693)			6,940,270

Dominican Republic - 3.05%
Foreign Sovereign Obligations - 3.05%
Dominican Republic Bond, 10.500%, Due 4/7/2023B	DOP	57,000,000	1,236,504
Dominican Republic International Bond,
8.900%, Due 2/15/2023B	DOP	122,000,000	2,546,974
11.500%, Due 5/10/2024B	DOP	200,000,000	4,472,119

Total Foreign Sovereign Obligations			8,255,597

Total Dominican Republic (Cost $8,427,474)			8,255,597

Ecuador - 2.29%
Foreign Sovereign Obligations - 2.29%
Ecuador Government International Bond,
10.500%, Due 3/24/2020B		$1,400,000	1,442,000
8.750%, Due 6/2/2023B		660,000	646,800
7.950%, Due 6/20/2024B		1,000,000	940,000
9.650%, Due 12/13/2026B		1,550,000	1,526,750
9.625%, Due 6/2/2027B		500,000	490,000
8.875%, Due 10/23/2027B		1,200,000	1,131,000

Total Foreign Sovereign Obligations			6,176,550

Total Ecuador (Cost $6,455,368)			6,176,550

Egypt - 4.61%
Foreign Sovereign Obligations - 4.61%
Egypt Government Bond, Series 10YR		14,500,000	911,457
Egypt Treasury Bills,
18.700%, Due 6/5/2018, Series 273D	EGP	19,000,000	1,060,292
21.200%, Due 7/24/2018, Series 364D	EGP	10,000,000	545,347
17.500%, Due 10/16/2018, Series 364D	EGP	10,000,000	525,095
17.700%, Due 11/13/2018, Series 364D	EGP	33,000,000	1,711,650
18.400%, Due 11/27/2018	EGP	10,000,000	515,517
17.901%, Due 12/11/2018, Series 364D	EGP	12,000,000	614,868
17.343%, Due 1/8/2019, Series 364D	EGP	41,000,000	2,075,587
16.666%, Due 1/22/2019, Series 364D	EGP	70,000,000	3,522,532
16.480%, Due 3/5/2019, Series 364D	EGP	20,000,000	990,207

Total Foreign Sovereign Obligations			12,472,552

Total Egypt (Cost $12,358,523)			12,472,552

Ethiopia - 0.93%
Foreign Sovereign Obligations - 0.93%
Ethiopia International Bond,
6.625%, Due 12/11/2024B		1,600,000	1,616,992
6.625%, Due 12/11/2024B		900,000	909,558

Total Foreign Sovereign Obligations			2,526,550

Total Ethiopia (Cost $2,479,443)			2,526,550

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

		Principal Amount*	Fair Value
Gabon - 0.75%
Foreign Sovereign Obligations - 0.75%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		$1,150,000	$1,120,781
6.950%, Due 6/16/2025B		900,000	896,954

Total Foreign Sovereign Obligations			2,017,735

Total Gabon (Cost $2,013,038)			2,017,735

Gambia - 0.37% (Cost $976,831)
Credit-Linked Notes - 0.37%
Republic of Gambia (Zambezi B.V.), 1.000%, Due 9/11/2020C E		976,984	989,196

Georgia - 1.20%
Credit-Linked Notes - 1.20%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021B C		1,250,000	1,267,000
Georgia Government (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022E		2,000,000	1,974,200

Total Credit-Linked Notes			3,241,200

Total Georgia (Cost $3,250,000)			3,241,200

Ghana - 4.19%
Credit-Linked Notes - 0.11%
Ghana Promissory Notes (Issued Saderea DAC), 12.500%, Due 11/30/2026B		252,874	285,747

Foreign Sovereign Obligations - 4.08%
Ghana Government Bond,
21.000%, Due 3/23/2020, Series 5YR	GHS	1,000,000	237,961
24.750%, Due 3/1/2021	GHS	3,900,000	1,025,262
16.500%, Due 3/22/2021, Series 3Y	GHS	3,900,000	865,900
24.750%, Due 7/19/2021	GHS	5,300,000	1,422,676
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	479,752
18.250%, Due 7/25/2022	GHS	11,225,000	2,671,293
16.500%, Due 2/6/2023, Series 5Y	GHS	8,200,000	1,840,701
19.000%, Due 11/2/2026, Series 10Y	GHS	9,775,000	2,472,380

Total Foreign Sovereign Obligations			11,015,925

Total Ghana (Cost $11,030,837)			11,301,672

Iraq - 3.01%
Foreign Sovereign Obligations - 3.01%
Iraq International Bond,
6.752%, Due 3/9/2023B		3,080,000	3,077,745
5.800%, Due 1/15/2028B		3,600,000	3,395,592
5.800%, Due 1/15/2028B		1,750,000	1,650,635

Total Foreign Sovereign Obligations			8,123,972

Total Iraq (Cost $7,754,825)			8,123,972

Ivory Coast - 3.93%
Foreign Sovereign Obligations - 3.93%
Ivory Coast Government International Bond,
6.375%, Due 3/3/2028B		500,000	503,225
5.250%, Due 3/22/2030B	EUR	1,910,000	2,335,947
5.750%, Due 12/31/2032B C G		3,921,750	3,751,546
5.750%, Due 12/31/2032B C G		4,205,250	4,022,742

Total Foreign Sovereign Obligations			10,613,460

Total Ivory Coast (Cost $10,734,773)			10,613,460

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

		Principal Amount*	Fair Value
Kazakhstan - 1.99%
Credit-Linked Notes - 1.99%
National Bank of Kazakhstan (Issuer Citigroup Global Markets Holdings, Inc.),
7.750%, Due 9/11/2018B	KZT	128,806,961	$382,089
7.900%, Due 10/15/2018	KZT	618,439,888	1,834,520
0.000% Due 2/8/2019B K	KZT	124,000,000	355,451
0.000% Due 3/15/2019B K	KZT	520,000,000	1,480,483
National Bank of Kazakhstan (Issuer ICBC Standard Bank PLC), Due 2/8/2019B	KZT	250,000,000	709,940
Development Bank of Kazakhstan JSC, 8.950%, Due 5/4/2023B	KZT	206,250,000	622,615

Total Credit-Linked Notes			5,385,098

Total Kazakhstan (Cost $5,333,308)			5,385,098

Kenya - 4.65%
Foreign Sovereign Obligations - 4.65%
Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR	KES	57,400,000	575,761
12.500%, Due 11/18/2024	KES	100,000,000	1,029,053
11.000%, Due 12/2/2024, Series 9YR	KES	75,000,000	723,227
12.500%, Due 5/12/2025, Series 9YR	KES	36,000,000	368,697
11.000%, Due 10/12/2026, Series 12YR	KES	100,000,000	973,654
12.000%, Due 10/6/2031, Series 15YR	KES	288,000,000	2,894,862
12.500%, Due 1/10/2033, Series 15YR	KES	571,000,000	5,999,371

Total Foreign Sovereign Obligations			12,564,625

Total Kenya (Cost $12,039,313)			12,564,625

Kyrgyzstan - 1.57%
Credit-Linked Notes - 1.57%
Kyrgyz Republic (Issuer Frontera Capital B.V.), 8.000%, Due 1/31/2020E	KGS	132,958,171	1,967,679
Kyrgyz Republic (Issuer Zambezi B.V.), 10.000%, Due 4/13/2028E	KGS	180,000,000	2,271,726

Total Credit-Linked Notes			4,239,405

Total Kyrgyzstan (Cost $4,334,838)			4,239,405

Malawi - 0.59%
Credit-Linked Notes - 0.59%
Republic of Malawi (Issuer Zambezi B.V.),
15.100%, Due 10/19/2018E		$450,000	480,330
12.000%, Due 10/8/2020E		1,100,000	1,108,910

Total Credit-Linked Notes			1,589,240

Total Malawi (Cost $1,546,871)			1,589,240

Mongolia - 1.84%
Foreign Sovereign Obligations - 1.84%
Mongolia Government International Bond,
8.750%, Due 3/9/2024B		600,000	664,495
8.750%, Due 3/9/2024B		3,900,000	4,319,219

Total Foreign Sovereign Obligations			4,983,714

Total Mongolia (Cost $5,018,487)			4,983,714

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

		Principal Amount*	Fair Value
Mozambique - 2.40%
Credit-Linked Notes - 1.81%
Mozambique Government Bonds (Issuer ICBC Standard Bank PLC),
1.000%, Due 4/23/2019C	MZN	30,000,000	$248,573
27.000%, Due 2/26/2020	MZN	180,000,000	3,119,485
Republic of Mozambique (Issuer ICBC Standard Bank PLC), 19.000%, Due 3/28/2021B C E	MZN	90,500,000	1,527,745

Total Credit-Linked Notes			4,895,803

Foreign Sovereign Obligations - 0.59%
Mozambique International Bond, 10.500%, Due 1/18/2023B		$1,900,000	1,584,087

Total Mozambique (Cost $6,353,682)			6,479,890

Netherlands - 1.53%
Foreign Corporate Obligations - 0.25%
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden N.V., 7.350%, Due 9/11/2020B		650,000	669,913

Foreign Sovereign Obligations - 1.28%
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden N.V., 7.060%, Due 4/6/2021, Series EMTNC		3,500,000	3,462,641

Total Netherlands (Cost $4,150,000)			4,132,554

Nicaragua - 1.66%
Credit-Linked Notes - 1.61%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024C E		2,000,000	1,919,600
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022E		2,400,000	2,440,560

Total Credit-Linked Notes			4,360,160

Foreign Sovereign Obligations - 0.05%
Nicaragua Government International Bond, 5.000%, Due 2/1/2019C F G		138,770	134,607

Total Nicaragua (Cost $4,537,366)			4,494,767

Nigeria - 4.51%
Foreign Sovereign Obligations - 4.51%
Nigeria Government Bond,
15.540%, Due 2/13/2020, Series 5YR	NGN	310,000,000	899,258
16.288%, Due 3/17/2027, Series 10YR	NGN	1,438,000,000	4,678,294
16.250%, Due 4/18/2037	NGN	888,958,000	3,045,422
Nigeria Treasury Bills,
1.000%, Due 7/5/2018	NGN	320,000,000	873,102
20.359%, Due 8/2/2018	NGN	1,000,000,000	2,704,361

Total Foreign Sovereign Obligations			12,200,437

Total Nigeria (Cost $11,514,697)			12,200,437

Paraguay - 0.75% (Cost $2,000,468)
Credit-Linked Notes - 0.75%
Municipalidad De Asuncion (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027E		2,000,000	2,020,800

Rwanda - 0.57% (Cost $1,494,557)
Foreign Sovereign Obligations - 0.57%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B	NGN	1,500,000	1,534,425

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

		Principal Amount*	Fair Value
Senegal - 2.40%
Foreign Sovereign Obligations - 2.40%
Senegal Government International Bond,
6.250%, Due 7/30/2024B		$1,350,000	$1,383,836
4.750%, Due 3/13/2028B	EUR	2,000,000	2,394,139
6.750%, Due 3/13/2048B		2,860,000	2,695,550

Total Foreign Sovereign Obligations			6,473,525

Total Senegal (Cost $6,674,099)			6,473,525

Sri Lanka - 4.33%
Foreign Sovereign Obligations - 4.33%
Sri Lanka Government Bonds,
9.250%, Due 5/1/2020	LKR	30,000,000	188,504
10.750%, Due 3/1/2021, Series A	LKR	26,000,000	168,025
9.000%, Due 5/1/2021, Series A	LKR	465,000,000	2,879,043
11.000%, Due 8/1/2021, Series A	LKR	420,000,000	2,747,120
11.500%, Due 5/15/2023, Series A	LKR	180,000,000	1,199,377
11.400%, Due 1/1/2024, Series A	LKR	200,000,000	1,331,112
11.000%, Due 8/1/2024, Series A	LKR	315,000,000	2,059,335
11.500%, Due 9/1/2028	LKR	168,000,000	1,134,642

Total Foreign Sovereign Obligations			11,707,158

Total Sri Lanka (Cost $11,885,080)			11,707,158

Supranational - 1.30%
Foreign Sovereign Obligations - 1.30%
European Bank for Reconstruction & Development,
6.920%, Due 12/6/2018C	GEL	2,200,000	895,687
7.120%, Due 12/20/2018C	GEL	2,900,000	1,177,518
13.750%, Due 10/9/2019B		904,359	747,082
9.800%, Due 3/16/2020B		700,000	691,293

Total Foreign Sovereign Obligations			3,511,580

Total Supranational (Cost $3,430,633)			3,511,580

Suriname - 0.61% (Cost $1,617,105)
Foreign Sovereign Obligations - 0.61%
Republic of Suriname, 9.250%, Due 10/26/2026B		1,600,000	1,648,000

Tajikistan - 1.11% (Cost $3,199,693)
Foreign Sovereign Obligations - 1.11%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B		3,230,000	2,991,464

United Republic of Tanzania - 0.28% (Cost $764,045)
Credit-Linked Notes - 0.28%
United Republic of Tanzania (Issuer Zambezi B.V.), 8.650%, Due 4/23/2021E	TZS	1,700,000,000	746,645

Tunisia - 0.68% (Cost $1,916,725)
Foreign Sovereign Obligations - 0.68%
Banque Centrale de Tunisie International Bond, 5.750%, Due 1/30/2025B		2,000,000	1,852,008

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

		Principal Amount*	Fair Value
Uganda - 3.22%
Foreign Sovereign Obligations - 3.22%
Republic of Uganda Government Bonds,
10.750%, Due 9/6/2018	UGX	1,925,000,000	$521,802
18.375%, Due 2/18/2021, Series 5YR	UGX	1,000,000,000	309,701
16.500%, Due 5/13/2021	UGX	4,355,000,000	1,303,335
16.750%, Due 10/28/2021	UGX	6,940,000,000	2,105,164
14.125%, Due 7/7/2022	UGX	8,300,000,000	2,342,991
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,369,454
16.000%, Due 5/6/2027	UGX	2,500,000,000	740,188

Total Foreign Sovereign Obligations			8,692,635

Total Uganda (Cost $8,688,699)			8,692,635

Ukraine - 4.82%
Credit-Linked Notes - 4.53%
Ukraine Government Bonds (Issuer Citigroup Global Markets Holdings, Inc.),
15.090%, Due 3/6/2019	UAH	27,000,000	1,040,972
13.300%, Due 8/2/2019B	UAH	15,150,000	586,511
13.460%, Due 6/12/2020B	UAH	14,840,000	585,433
13.500%, Due 8/21/2020B	UAH	37,000,000	1,413,437
14.160%, Due 10/14/2022B	UAH	52,000,000	1,936,038
14.160%, Due 10/17/2022B	UAH	45,000,000	1,675,418
15.970%, Due 4/19/2023B	UAH	27,500,000	1,054,481
Ukraine Government Bonds (Issuer ICBC Standard Bank PLC),
15.740%, Due 1/15/2020B	UAH	32,000,000	1,252,650
14.910%, Due 10/14/2022	UAH	74,000,000	2,690,670

Total Credit-Linked Notes			12,235,610

Foreign Sovereign Obligations - 0.29%
Ukraine Government International Bond, 7.750%, Due 9/1/2025B		$800,000	794,000

Total Foreign Sovereign Obligations			794,000

Total Ukraine (Cost $13,318,235)			13,029,610

Uruguay - 3.39%
Foreign Sovereign Obligations - 3.39%
Uruguay Government International Bond,
9.875%, Due 6/20/2022B	UYU	48,203,000	1,763,264
8.500%, Due 3/15/2028B	UYU	65,802,000	2,209,201
Uruguay Monetary Regulation Bill,
0.000% Due 1/11/2019, Series 0001K	UYU	70,500,000	2,324,889
0.000% Due 4/5/2019, Series 0001K	UYU	40,000,000	1,291,529
Uruguay Notas del Tesoro, 13.900%, Due 7/29/2020, Series 8	UYU	40,750,000	1,565,726

Total Foreign Sovereign Obligations			9,154,609

Total Uruguay (Cost $9,098,696)			9,154,609

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

		Principal Amount*	Fair Value
Zambia - 4.41%
Foreign Sovereign Obligations - 4.41%
Zambia Government Bond,
11.000%, Due 8/31/2019, Series 5YR	ZMW	4,800,000	$441,725
11.000%, Due 2/16/2020, Series 5YR	ZMW	500,000	44,847
11.000%, Due 5/26/2020, Series 5YR	ZMW	23,100,000	2,043,632
11.000%, Due 8/29/2021, Series 5YR	ZMW	21,000,000	1,745,095
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	492,448
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	1,185,612
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	1,222,274
13.000%, Due 8/29/2026	ZMW	42,500,000	3,257,787
13.000%, Due 12/18/2027, Series 10YR	ZMW	7,000,000	521,075
Zambia Government International Bond, 8.970%, Due 7/30/2027B		$950,000	954,750

Total Foreign Sovereign Obligations			11,909,245

Total Zambia (Cost $12,250,235)			11,909,245

		Shares
SHORT-TERM INVESTMENTS - 12.01% (Cost $32,461,300)
Investment Companies - 12.01%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%H I		32,461,300	32,461,300

TOTAL INVESTMENTS - 98.45% (Cost $266,096,289)			266,028,877
OTHER ASSETS, NET OF LIABILITIES - 1.55%			4,202,005

TOTAL NET ASSETS - 100.00%			$270,230,882

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2018.
B	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
C	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
D	Inflation-Indexed Note.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $21,076,191 or 7.80% of net assets. The Fund has no right to demand registration of these securities.
F	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $307,489 or 0.11% of net assets. Value was determined using significant unobservable inputs.
G	Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2018. The maturity date disclosed represents the final maturity date.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.
J	The rate represents the implied yield as determined from the foreign currency exchange rates structured into the reference entity. The actual yield will depend on movements in the foreign currency exchange rates in the future.
K	Zero coupon bond.

BADLARP - Benchmark rate provided by the Banco Central de la Republica Argentina.

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	4,952,340	EUR	4,835,533	5/18/2018	SSB	$116,807	$—	$116,807
KZT	516,333	USD	500,000	5/29/2018	ICBC	16,333	—	16,333
DZD	158,313	USD	150,000	8/28/2018	MSC	8,313	—	8,313
AZN	1,023,582	USD	1,000,000	9/17/2018	ICBC	23,582	—	23,582
KZT	1,259,920	USD	1,200,000	10/26/2018	ICBC	59,920	—	59,920
KZT	1,973,443	USD	2,000,000	12/14/2018	ICBC	—	(26,557)	(26,557)
AZN	1,037,083	USD	1,000,000	12/17/2018	ICBC	37,083	—	37,083
KZT	1,975,473	USD	2,000,000	3/4/2019	ICBC	—	(24,527)	(24,527)

						$262,038	$(51,084)	$210,954

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

ICBC	ICBC Standard Bank PLC
MSC	Morgan Stanley & Co. Inc.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

ARS	Argentine Peso
AZN	Azerbaijani Manat
CRC	Costa Rican Colon
DOP	Dominican Peso
DZD	Algerian Dinars
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MZN	Mozambique Metical
NGN	Nigerian Naira
TZS	Tanzanian Shilling
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

Global Evolution Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$—	$1,878,938	$—	$1,878,938
Armenia	—	1,581,600	—	1,581,600
Azerbaijan	—	2,047,200	—	2,047,200
Gambia	—	989,196	—	989,196
Georgia	—	3,241,200	—	3,241,200
Ghana	—	285,747	—	285,747
Kazakhstan	—	5,385,098	—	5,385,098
Kyrgyzstan	—	4,239,405	—	4,239,405

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Global Evolution Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Malawi	$—	$1,589,240	$—	$1,589,240
Mozambique	—	4,895,803	—	4,895,803
Nicaragua	—	4,360,160	—	4,360,160
Paraguay	—	2,020,800	—	2,020,800
Tanzania, United Republic Of	—	746,645	—	746,645
Ukraine	—	12,235,610	—	12,235,610
Foreign Sovereign Obligations
Angola	—	5,557,365	—	5,557,365
Argentina	—	12,130,694	—	12,130,694
Belarus	—	2,526,198	—	2,526,198
Bosnia & Herzegovina	—	—	172,882	172,882
Cameroon	—	3,672,512	—	3,672,512
Costa Rica	—	6,940,270	—	6,940,270
Dominican Republic	—	8,255,597	—	8,255,597
Ecuador	—	6,176,550	—	6,176,550
Egypt	—	12,472,552	—	12,472,552
Ethiopia	—	2,526,550	—	2,526,550
Gabon	—	2,017,735	—	2,017,735
Ghana	—	11,015,925	—	11,015,925
Iraq	—	8,123,972	—	8,123,972
Ivory Coast	—	10,613,460	—	10,613,460
Kenya	—	12,564,625	—	12,564,625
Mongolia	—	4,983,714	—	4,983,714
Mozambique	—	1,584,087	—	1,584,087
Netherlands	—	3,462,641	—	3,462,641
Nicaragua	—	—	134,607	134,607
Nigeria	—	12,200,437	—	12,200,437
Rwanda	—	1,534,425	—	1,534,425
Senegal	—	6,473,525	—	6,473,525
Sri Lanka	—	11,707,158	—	11,707,158
Supranational	—	3,511,580	—	3,511,580
Suriname	—	1,648,000	—	1,648,000
Tajikistan	—	2,991,464	—	2,991,464
Tunisia	—	1,852,008	—	1,852,008
Uganda	—	8,692,635	—	8,692,635
Ukraine	—	794,000	—	794,000
Uruguay	—	9,154,609	—	9,154,609
Zambia	—	11,909,245	—	11,909,245
Foreign Corporate Obligations
Netherlands	—	669,913	—	669,913
Short-Term Investments	32,461,300	—	—	32,461,300

Total Investments in Securities - Assets	$32,461,300	$233,260,088	$307,489	$266,028,877

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$262,038	$—	$262,038

Total Financial Derivative Instruments - Assets	$—	$262,038	$—	$262,038

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(51,084)	$—	$(51,084)

Total Financial Derivative Instruments - Liabilities	$—	$(51,084)	$—	$(51,084)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were transfers from Level 2 to Level 3, with a fair value of $134,607.

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$176,155	$—	$—	$1,116	$—	$(4,389)	$134,607	$—	$307,489	$(4,389)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign government obligations, classified as Level 3, were valued using single broker quotes. The principal amount of these securities, valued at $307,489, have been deemed level 3 due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Kenya Infrastructure Bond, 12.500%, Due 1/10/2033, Series 15YR		2.2
Angolan Government International Bond, 9.500%, Due 11/12/2025		2.1
Bonos de la Nacion Argentina con Ajuste por CER, 3.750%, Due 2/8/2019		1.9
Nigeria Government Bond, 16.288%, Due 3/17/2027, Series 10YR		1.7
Dominican Republic International Bond, 11.500%, Due 5/10/2024		1.7
Mongolia Government International Bond, 8.750%, Due 3/9/2024		1.6
Ivory Coast Government International Bond, 5.750%, Due 12/31/2032		1.5
Costa Rica Titulos de Propiedad, 9.660%, Due 9/30/2026		1.5
Ivory Coast Government International Bond, 5.750%, Due 12/31/2032		1.4
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025		1.4
Total Fund Holdings	148
Top Ten Country Weightings (% Investments)
Ukraine		5.5
Kenya		5.4
Egypt		5.3
Nigeria		5.2
Argentina		5.2
Zambia		5.1
Sri Lanka		5.0
Ghana		4.8
Ivory Coast		4.5
Uruguay		3.9
Sector Allocation (% Investments)
Foreign Sovereign Obligations		80.2
Credit-Linked Notes		19.5
Financial		0.3
Country Allocation (% Investments)
Ukraine		5.5
Kenya		5.4
Egypt		5.3
Nigeria		5.2
Argentina		5.2
Zambia		5.1
Sri Lanka		5.0
Ghana		4.8
Ivory Coast		4.5
Uruguay		3.9
Uganda		3.7
Dominican Republic		3.5
Iraq		3.5
Angola		3.2
Costa Rica		3.0
Mozambique		2.8
Senegal		2.8
Ecuador		2.6
Kazakhstan		2.3
Mongolia		2.1
Nicaragua		1.9
Kyrgyzstan		1.8
Netherlands		1.8
Cameroon		1.6
Supranational		1.5
Georgia		1.4
Tajikistan		1.3
Ethiopia		1.1
Belarus		1.1
Azerbaijan		0.9

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Paraguay	0.9
Gabon	0.9
Tunisia	0.8
Suriname	0.7
Malawi	0.7
Armenia	0.7
Rwanda	0.7
Gambia	0.4
Tanzania, United Republic Of	0.3
Bosnia & Herzegovina	0.1

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG
COMMON STOCKS - 75.43%
Consumer Discretionary - 16.17%
Auto Components - 0.07%
Cia Energetica de Minas Gerais, Sponsored ADR	4,705	$11,245
Mountain Commerce Bancorp, Inc.A	146	2,840

		14,085

Distributors - 1.13%
LKQ Corp.A B	7,143	221,576

Hotels, Restaurants & Leisure - 5.73%
Caesars Entertainment Corp.A B	19,067	216,410
Carnival Corp.	2,419	152,542
Marriott International, Inc., Class A	623	85,152
Melco Resorts & Entertainment Ltd., ADR	4,403	137,418
Norwegian Cruise Line Holdings Ltd.A	2,760	147,577
Restaurant Brands International, Inc.	3,734	203,204
SeaWorld Entertainment, Inc.A	4,075	61,492
Wyndham Worldwide Corp.	1,064	121,519

		1,125,314

Household Durables - 1.97%
AV Homes, Inc.A	1,274	21,212
Century Communities, Inc.A	930	28,598
DR Horton, Inc.	1,148	50,673
Lennar Corp., Class A	458	24,224
M/I Homes, Inc.A	828	25,237
Mohawk Industries, Inc.A B	1,007	211,349
Taylor Morrison Home Corp., Class AA	1,098	26,088

		387,381

Internet & Direct Marketing Retail - 0.86%
Amazon.com, Inc.A	61	95,534
Booking Holdings, Inc.A	14	30,492
Ctrip.com International Ltd., ADRA	298	12,188
JD.com, Inc., ADRA	822	30,011

		168,225

Leisure Products - 0.78%
Brunswick Corp.	2,553	152,874

Media - 2.24%
CBS Corp., Class B, NVDR	3,566	175,447
Liberty Media Corp-Liberty SiriusXM, Tracking Stock, Class AA B C	3,899	162,861
Liberty Media Corp-Liberty SiriusXM, Tracking Stock, Class CA B C	908	37,828
Viacom, Inc.	2,137	64,452

		440,588

Multiline Retail - 0.77%
B&M European Value Retail S.A.D	21,348	118,599
Macy’s, Inc.	200	6,214
Target Corp.	380	27,588

		152,401

Specialty Retail - 1.90%
At Home Group, Inc.A	401	14,111
Hudson Ltd., Class AA	1,915	28,399
MarineMax, Inc.A	3,262	70,459
O’Reilly Automotive, Inc.A	823	210,746

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.43% (continued)
Consumer Discretionary - 16.17% (continued)
Specialty Retail - 1.90% (continued)
Ulta Salon Cosmetics & Fragrance, Inc.A	200	$50,182

		373,897

Textiles, Apparel & Luxury Goods - 0.72%
Deckers Outdoor Corp.A	201	18,745
Hanesbrands, Inc.	770	14,222
Moncler SpAD	556	25,082
Puma SED	122	59,467
Swatch Group AGD	49	23,587

		141,103

Total Consumer Discretionary		3,177,444

Consumer Staples - 1.59%
Beverages - 0.57%
Anheuser-Busch InBev S.A., Sponsored ADR	456	45,636
Constellation Brands, Inc., Class A	285	66,442

		112,078

Food & Staples Retailing - 0.10%
Koninklijke Ahold Delhaize N.V.D	800	19,286

Food Products - 0.41%
Mondelez International, Inc., Class A	2,038	80,501

Household Products - 0.51%
Procter & Gamble Co.	1,379	99,757

Total Consumer Staples		311,622

Energy - 2.15%
Energy Equipment & Services - 0.10%
RPC, Inc.	1,129	20,333

Oil, Gas & Consumable Fuels - 2.05%
China Petroleum & Chemical Corp., Class HD	59,167	57,625
Golar LNG Ltd.	862	27,713
Hess Corp.	2,533	144,356
Kinder Morgan, Inc.	2,162	34,203
Laredo Petroleum, Inc.A	1,507	16,577
Newfield Exploration Co.A	1,581	47,114
PetroChina Co., Ltd., Class HD	40,950	30,046
YPF S.A., Sponsored ADR	2,078	45,487

		403,121

Total Energy		423,454

Financials - 18.53%
Banks - 9.95%
1st Capital BankA	2,265	36,240
American Business BankA	2,775	110,442
American River Bankshares	2,042	31,671
American Riviera BankA	2,244	43,534
Bank Leumi Le-Israel BMD	2,607	15,367
Bank of Ireland Group PLCD	3,530	31,496
Bank of the James Financial Group, Inc.	3,536	53,535
Baycom Corp.A	2,038	44,836
Bridge Bancorp, Inc.	3,696	121,598
Cambridge Bancorp	531	47,259

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.43% (continued)
Financials - 18.53% (continued)
Banks - 9.95% (continued)
Chemung Financial Corp.	541	$25,535
Citigroup, Inc.	584	39,870
Codorus Valley Bancorp, Inc.	707	20,651
Commerce West Bank	1,605	40,125
Community Financial Corp.	1,568	56,511
CYBG PLCD	7,895	32,728
Delmarva Bancshares, Inc.A	1,704	13,393
DNB Financial Corp.	887	30,912
Eagle Financial Services, Inc.	100	3,280
Embassy Bancorp, Inc.	316	5,198
ENB Financial Corp.	24	822
Esquire Financial Holdings, Inc.A	810	19,513
Exchange Bank	145	25,563
Farmers & Merchants Bank of Long Beach	7	55,440
First Foundation, Inc.A	5,146	92,062
First Northern Community BancorpA	2,518	33,590
First of Long Island Corp.	2,452	64,978
First United Corp.	642	12,423
FNB Corp.	2,505	32,565
Highlands Bankshares, Inc.A	449	3,345
Hilltop Holdings, Inc.	1,638	36,724
Israel Discount Bank Ltd., Class AA D	6,137	16,986
Meridian BankA	2,438	42,007
Metro Bank PLCA D	2,543	115,443
Metropolitan Bank Holding Corp.A	1,330	62,949
MidSouth Bancorp, Inc.	3,901	54,419
MidWestOne Financial Group, Inc.	275	8,874
Old Point Financial Corp.	188	4,944
Pacific City Financial Corp.	2,148	33,724
Parke Bancorp, Inc.	86	2,017
Peapack Gladstone Financial Corp.	2,143	70,805
Premier Financial Bancorp, Inc.	737	14,504
Private Bancorp of America, Inc.A	417	10,738
Seacoast Banking Corp. of FloridaA	2,087	57,664
Seacoast Commerce Banc Holdings	1,185	23,818
Signature BankA	256	32,550
SouthCrest Financial Group, Inc.	541	5,951
Stewardship Financial Corp.	2,013	24,156
Tri City Bankshares Corp.	1,082	22,614
UniCredit SpAD	4,531	98,043
Virginia National Bankshares Corp.	3	132
WTB Financial Corp., Class B	206	72,203

		1,955,747

Capital Markets - 2.51%
Amundi S.A.D E	1,045	88,606
CBOE Global Markets, Inc.	1,764	188,360
S&P Global, Inc.B	1,144	215,758

		492,724

Consumer Finance - 2.65%
Ally Financial, Inc.	6,158	160,724
Capital One Financial Corp.	353	31,989
OneMain Holdings, Inc.A	6,606	203,795

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.43% (continued)
Financials - 18.53% (continued)
Consumer Finance - 2.65% (continued)
Regional Management Corp.A	3,762	$123,657

		520,165

Diversified Financial Services - 0.08%
Marlin Business Services Corp.	617	16,906

Insurance - 0.54%
Progressive Corp.	1,758	105,990

Thrifts & Mortgage Finance - 2.80%
Charter Court Financial Services Group PLCA D E	7,784	33,688
Dime Community Bancshares, Inc.	2,654	52,416
Equitable Group, Inc.	784	35,367
Flagstar Bancorp, Inc.A	990	34,205
Home Capital Group, Inc.A	3,304	37,030
Luther Burbank Corp.	2,804	34,938
Merchants Bancorp	3,644	77,909
OneSavings Bank PLCD	5,943	32,428
OP BancorpA	1,121	14,125
PennyMac Financial Services, Inc., Class AA	4,129	85,057
Provident Bancorp, Inc.A	1,230	28,905
Sterling Bancorp, Inc.	6,583	83,867

		549,935

Total Financials		3,641,467

Health Care - 0.87%
Biotechnology - 0.25%
Puma Biotechnology, Inc.A	752	47,940

Health Care Providers & Services - 0.62%
Cigna Corp.	368	63,230
Express Scripts Holding Co.A	37	2,801
Universal Health Services, Inc., Class B	491	56,072

		122,103

Total Health Care		170,043

Industrials - 10.00%
Aerospace & Defense - 0.97%
Boeing Co.	66	22,015
Meggitt PLC D	7,080	45,964
TransDigm Group, Inc.	383	122,779

		190,758

Airlines - 0.86%
American Airlines Group, Inc.	783	33,614
Copa Holdings S.A., Class A	124	14,529
Southwest Airlines Co.	2,283	120,611

		168,754

Building Products - 2.46%
AO Smith Corp.	323	19,816
Builders FirstSource, Inc.A	866	15,787
Fortune Brands Home & Security, Inc.	4,688	256,387
Masco Corp.	5,057	191,508

		483,498

Commercial Services & Supplies - 0.56%
Advanced Disposal Services, Inc.A	3,159	69,624

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.43% (continued)
Industrials - 10.00% (continued)
Commercial Services & Supplies - 0.56% (continued)
China Everbright International Ltd.D	10,330	$14,477
Waste Connections, Inc.	351	25,377

		109,478

Construction & Engineering - 0.13%
Beijing Urban Construction Design & Development Group Co., Ltd., Class HD E	51,610	25,409

Electrical Equipment - 1.02%
Enphase Energy, Inc.A	12,961	53,788
Melrose Industries PLCD	37,313	116,885
Philips Lighting N.V.D E	205	6,230
Zhuzhou CRRC Times Electric Co., Ltd., Class HD	4,539	24,067

		200,970

Machinery - 1.84%
China Conch Venture Holdings Ltd.D	17,915	55,612
Gates Industrial Corp. PLCA	685	10,727
Middleby Corp.A B	1,601	201,470
Navistar International Corp.A	2,717	94,579

		362,388

Road & Rail - 0.70%
Kansas City Southern	809	86,264
Union Pacific Corp.	380	50,779

		137,043

Trading Companies & Distributors - 1.00%
AerCap Holdings N.V.A	1,686	87,891
Air Lease Corp.	1,870	77,961
BOC Aviation Ltd.D E	5,147	30,064

		195,916

Transportation Infrastructure - 0.46%
Macquarie Infrastructure Corp.	2,414	91,491

Total Industrials		1,965,705

Information Technology - 10.53%
Communications Equipment - 0.75%
Cisco Systems, Inc.	337	14,926
Palo Alto Networks, Inc.A	695	133,794

		148,720

Electronic Equipment, Instruments & Components - 0.46%
Itron, Inc.A	549	35,904
Landis+Gyr Group AGA D	736	55,358

		91,262

Internet Software & Services - 2.27%
Alibaba Group Holding Ltd., Sponsored ADRA	267	47,670
Alphabet, Inc.A B	193	196,586
Five9, Inc.A	2,267	66,582
Hortonworks, Inc.A	3,184	53,905
Spotify Technology S.A.A	502	81,158

		445,901

IT Services - 2.67%
Fidelity National Information Services, Inc.B	1,612	153,092
PayPal Holdings, Inc.A	757	56,480
Visa, Inc., Class A	818	103,788

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.43% (continued)
Information Technology - 10.53% (continued)
IT Services - 2.67% (continued)
Worldpay, Inc., Class AA	2,597	$210,928

		524,288

Software - 4.17%
CDK Global, Inc.	3,167	206,615
LINE Corp., Sponsored ADRA	2,946	106,292
Microsoft Corp.	847	79,211
Nintendo Co., Ltd.D	99	41,756
Proofpoint, Inc.A	138	16,276
Red Hat, Inc.A	439	71,583
ServiceNow, Inc.A	456	75,760
SS&C Technologies Holdings, Inc.B	4,461	221,489

		818,982

Technology Hardware, Storage & Peripherals - 0.21%
Apple, Inc.	248	40,985

Total Information Technology		2,070,138

Materials - 5.57%
Chemicals - 1.02%
Mosaic Co.	1,147	30,912
Sherwin-Williams Co.B	462	169,859

		200,771

Construction Materials - 0.93%
Buzzi Unicem SpAD	1,175	29,655
China National Building Material Co., Ltd., Class HD	24,721	28,816
Forterra, Inc.A	2,548	18,702
Loma Negra Cia Industrial Argentina S.A., Sponsored ADRA	2,733	56,682
Summit Materials, Inc., Class AA	1,747	49,161

		183,016

Metals & Mining - 2.66%
China Molybdenum Co., Ltd., Class HD	65,716	49,332
First Quantum Minerals Ltd.	9,251	133,294
Teck Resources Ltd., Class B	10,935	274,797
Warrior Met Coal, Inc.	2,802	65,146

		522,569

Paper & Forest Products - 0.96%
Canfor Corp.A	5,215	119,779
West Fraser Timber Co., Ltd.	1,025	69,430

		189,209

Total Materials		1,095,565

Real Estate - 0.95%
Real Estate Management & Development - 0.95%
Realogy Holdings Corp.	7,511	186,348

Telecommunication Services - 0.62%
Wireless Telecommunication Services - 0.62%
TIM Participacoes S.A., ADR	3,949	89,840
XL Axiata Tbk PTA D	214,405	32,554

		122,394

Total Telecommunication Services		122,394

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.43% (continued)
Utilities - 8.45%
Electric Utilities - 5.30%
Avangrid, Inc.	3,116	$164,244
Edison International	1,586	103,915
Exelon Corp.	4,167	165,346
FirstEnergy Corp.	7,630	262,472
PG&E Corp.	3,222	148,534
Enel SpAD	18,701	118,451
Fortum OYJD	3,451	79,464

		1,042,426

Gas Utilities - 0.36%
ENN Energy Holdings Ltd.D	7,427	69,692

Independent Power & Renewable Electricity Producers - 1.47%
AES Corp.	11,629	142,339
8Point3 Energy Partners LP	1,683	20,364
NRG Energy, Inc.	2,243	69,533
Vistra Energy Corp.A	2,510	57,354

		289,590

Multi-Utilities - 0.58%
RWE AGD	4,727	113,325

Water Utilities - 0.74%
Guangdong Investment Ltd.D	42,900	66,289
Beijing Enterprises Water Group Ltd.D	136,718	79,414

		145,703

Total Utilities		1,660,736

Total Common Stocks (Cost $13,982,518)		14,824,916

INVESTMENT COMPANIES - 0.87% (Cost $149,273)
Closed-End Funds - 0.87%
Altaba, Inc.A	2,435	170,645

EXCHANGE-TRADED INSTRUMENTS - 0.19% (Cost $36,354)
Exchange-Traded Funds - 0.19%
Nikkei 225 Bull 2x ETFA D	198	38,431

SHORT-TERM INVESTMENTS - 13.88% (Cost $2,727,383)
Investment Companies - 13.88%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%F G	2,727,383	2,727,383

TOTAL SECURITIES HELD LONG (Cost $16,895,528)		17,761,375

SECURITIES HELD SHORT
COMMON STOCKS - (15.16%)
Consumer Discretionary - (2.34%)
Automobiles - (0.49%)
Bayerische Motoren Werke AG D	(104)	(11,607)
Ferrari N.V.	(186)	(22,819)
Ford Motor Co.	(1,451)	(16,309)
Tesla, Inc.A	(151)	(44,422)

		(95,157)

Hotels, Restaurants & Leisure - (0.34%)
Cheesecake Factory, Inc.	(48)	(2,493)
Red Robin Gourmet Burgers, Inc.A	(56)	(3,492)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (15.16%) (continued)
Consumer Discretionary - (2.34%) (continued)
Hotels, Restaurants & Leisure - (0.34%) (continued)
Vail Resorts, Inc.	(256)	$(58,703)
Wynn Macau Ltd. D	(794)	(2,934)

		(67,622)

Household Durables - (0.54%)
DR Horton, Inc.	(313)	(13,816)
Installed Building Products, Inc.A	(48)	(2,770)
Leggett & Platt, Inc.	(14)	(568)
LGI Homes, Inc.A	(281)	(19,445)
Meritage Homes Corp.A	(583)	(25,943)
NVR, Inc.A	(2)	(6,200)
PulteGroup, Inc.	(481)	(14,603)
Toll Brothers, Inc.	(119)	(5,017)
TopBuild Corp.A	(175)	(13,947)
TRI Pointe Group, Inc.A	(208)	(3,555)

		(105,864)

Leisure Products - (0.02%)
Polaris Industries, Inc.	(28)	(2,935)

Media - (0.30%)
Altice USA, Inc., Class AA	(860)	(15,394)
AMC Networks, Inc., Class AA	(309)	(16,068)
Live Nation Entertainment, Inc.A	(114)	(4,500)
ProSiebenSat.1 Media SE D	(639)	(23,213)

		(59,175)

Multiline Retail - (0.07%)
Dollarama, Inc.	(43)	(4,950)
Next PLCD	(106)	(7,637)
Nordstrom, Inc.	(29)	(1,466)

		(14,053)

Specialty Retail - (0.42%)
Best Buy Co., Inc.	(28)	(2,143)
CarMax, Inc.A	(221)	(13,813)
Floor & Decor Holdings, Inc., Class AA	(100)	(5,559)
Hennes & Mauritz AB, Class BD	(1,142)	(19,528)
Home Depot, Inc.	(33)	(6,098)
Monro, Inc.	(200)	(11,190)
Penske Automotive Group, Inc.	(551)	(24,850)

		(83,181)

Textiles, Apparel & Luxury Goods - (0.16%)
Gildan Activewear, Inc.	(174)	(5,068)
HUGO BOSS AGD	(41)	(3,845)
Pandora A/SD	(209)	(23,225)

		(32,138)

Total Consumer Discretionary		(460,125)

Consumer Staples - (0.30%)
Beverages - (0.07%)
Boston Beer Co., Inc., Class AA	(25)	(5,604)
Davide Campari-Milano SpAD	(981)	(7,355)

		(12,959)

Food & Staples Retailing - (0.12%)
ICA Gruppen ABD	(179)	(5,565)
Loblaw Companies Ltd.	(108)	(5,493)
Metro, Inc.	(104)	(3,300)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (15.16%) (continued)
Consumer Staples - (0.30%) (continued)
Food & Staples Retailing - (0.12%) (continued)
Wm Morrison Supermarkets PLCD	(2,643)	$(8,831)

		(23,189)

Food Products - (0.02%)
Danone S.A. D	(50)	(4,031)

Household Products - (0.09%)
Colgate-Palmolive Co.	(62)	(4,044)
Kimberly-Clark Corp.	(138)	(14,268)

		(18,312)

Total Consumer Staples		(58,491)

Energy - (0.09%)
Oil, Gas & Consumable Fuels - (0.09%)
Snam SpAD	(3,857)	(18,495)

Financials - (5.88%)
Banks - (4.39%)
1st Source Corp.	(960)	(49,920)
AIB Group PLCD	(4,893)	(29,082)
Canadian Imperial Bank of Commerce	(187)	(16,287)
Canadian Western Bank	(1,090)	(28,923)
City Holding Co.	(427)	(30,565)
Commerce Bancshares, Inc.	(1,044)	(66,315)
Cullen/Frost Bankers, Inc.	(333)	(38,112)
CVB Financial Corp.	(2,130)	(47,180)
FCB Financial Holdings, Inc., Class AA	(442)	(25,548)
First Financial Bankshares, Inc.	(1,031)	(51,086)
German American Bancorp, Inc.	(842)	(28,417)
Glacier Bancorp, Inc.	(1,486)	(55,027)
Heritage Financial Corp.	(1,165)	(34,600)
Independent Bank Corp.	(455)	(32,896)
JPMorgan Chase & Co.	(106)	(11,531)
Lakeland Financial Corp.	(924)	(43,908)
Laurentian Bank of Canada	(888)	(34,104)
Lloyds Banking Group PLCD	(51,971)	(46,191)
Royal Bank of Canada	(211)	(16,046)
S&T Bancorp, Inc.	(410)	(17,499)
South State Corp.	(564)	(48,814)
Webster Financial Corp.	(895)	(53,870)
WesBanco, Inc.	(392)	(17,170)
Westamerica Bancorp	(711)	(39,681)

		(862,772)

Capital Markets - (0.26%)
Close Brothers Group PLC D	(2,391)	(50,424)

Consumer Finance - (0.23%)
Discover Financial Services	(424)	(30,210)
World Acceptance Corp.A	(151)	(15,477)

		(45,687)

Insurance - (0.11%)
First American Financial Corp.	(406)	(20,751)

Thrifts & Mortgage Finance - (0.89%)
Beneficial Bancorp, Inc.	(1,893)	(30,004)
Kearny Financial Corp.	(4,785)	(67,229)
PCSB Financial Corp.A	(1,519)	(30,790)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (15.16%) (continued)
Financials - (5.88%) (continued)
Thrifts & Mortgage Finance - (0.89%) (continued)
WSFS Financial Corp.	(937)	$(46,944)

		(174,967)

Total Financials		(1,154,601)

Health Care - (0.05%)
Biotechnology - (0.03%)
AbbVie, Inc.	(26)	(2,510)
Celgene Corp.A	(26)	(2,265)

		(4,775)

Health Care Providers & Services - (0.01%)
HCA Healthcare, Inc.	(29)	(2,777)

Pharmaceuticals - (0.01%)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	(138)	(2,481)

Total Health Care		(10,033)

Industrials - (2.34%)
Aerospace & Defense - (0.08%)
Huntington Ingalls Industries, Inc.	(68)	(16,538)

Air Freight & Logistics - (0.04%)
United Parcel Service, Inc., Class B	(71)	(8,058)

Airlines - (0.22%)
ANA Holdings, Inc. D	(732)	(29,014)
SAS ABA D	(5,597)	(13,929)

		(42,943)

Building Products - (0.04%)
Simpson Manufacturing Co., Inc.	(125)	(6,835)

Commercial Services & Supplies - (0.16%)
Cintas Corp.	(29)	(4,939)
Republic Services, Inc.	(423)	(27,359)

		(32,298)

Construction & Engineering - (0.18%)
Valmont Industries, Inc.	(248)	(35,241)

Electrical Equipment - (0.65%)
Eaton Corp. PLC	(273)	(20,483)
Generac Holdings, Inc.A	(1,298)	(58,423)
Regal Beloit Corp.	(687)	(48,915)

		(127,821)

Machinery - (0.69%)
Kone OYJ, Class B D	(189)	(9,385)
SKF AB, Class B D	(1,067)	(21,653)
Terex Corp.	(740)	(27,025)
Timken Co.	(444)	(18,981)
Volvo AB, Class B D	(449)	(7,584)
Xylem, Inc.	(695)	(50,666)

		(135,294)

Marine - (0.13%)
Kirby Corp.A	(295)	(25,164)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (15.16%) (continued)
Industrials - (2.34%) (continued)
Road & Rail - (0.09%)
Canadian National Railway Co.	(112)	$(8,655)
Schneider National, Inc., Class B	(308)	(8,218)

		(16,873)

Trading Companies & Distributors - (0.04%)
WW Grainger, Inc.	(27)	(7,596)

Transportation Infrastructure - (0.02%)
Fraport AG Frankfurt Airport Services Worldwide D	(47)	(4,551)

Total Industrials		(459,212)

Information Technology - (0.25%)
Communications Equipment - (0.02%)
Cisco Systems, Inc.	(78)	(3,455)

Internet Software & Services - (0.01%)
Dropbox, Inc., Class AA	(32)	(963)
Okta, Inc.A	(49)	(2,098)

		(3,061)

IT Services - (0.04%)
Accenture PLC, Class A	(51)	(7,711)

Software - (0.15%)
Adobe Systems, Inc.A	(21)	(4,653)
Atlassian Corp. PLC, Class AA	(50)	(2,799)
Check Point Software Technologies Ltd.A	(88)	(8,493)
Fortinet, Inc.A	(49)	(2,713)
Ultimate Software Group, Inc.A	(34)	(8,157)
Zendesk, Inc.A	(53)	(2,584)

		(29,399)

Technology Hardware, Storage & Peripherals - (0.03%)
Logitech International S.A. D	(156)	(5,763)

Total Information Technology		(49,389)

Materials - (0.63%)
Chemicals - (0.28%)
Eastman Chemical Co.	(170)	(17,354)
LyondellBasell Industries N.V., Class A	(135)	(14,273)
RPM International, Inc.	(294)	(14,227)
Wacker Chemie AG D	(51)	(9,186)

		(55,040)

Metals & Mining - (0.12%)
Kaiser Aluminum Corp.	(240)	(23,650)

Paper & Forest Products - (0.23%)
Domtar Corp.	(438)	(19,228)
Louisiana-Pacific Corp.	(882)	(24,987)
		(44,215)

Total Materials		(122,905)

Real Estate - (0.24%)
Equity Real Estate Investment Trusts (REITs) - (0.24%)
Camden Property Trust.	(73)	(6,234)
Empire State Realty Trust, Inc., Class A.	(210)	(3,658)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (15.16%) (continued)
Real Estate - (0.24%) (continued)
Equity Real Estate Investment Trusts (REITs) - (0.24%) (continued)
Federal Realty Investment Trust.	(22)	$(2,549)
Realty Income Corp.	(49)	(2,475)
Regency Centers Corp.	(72)	(4,237)
Ryman Hospitality Properties, Inc.	(298)	(23,357)
UDR, Inc.	(117)	(4,230)
		(46,740)

Total Real Estate		(46,740)

Utilities - (3.04%)
Electric Utilities - (1.53%)
Southern Co.	(947)	(43,676)
American Electric Power Co., Inc.	(771)	(53,955)
Duke Energy Corp.	(641)	(51,382)
Xcel Energy, Inc.	(1,702)	(79,722)
Terna Rete Elettrica Nazionale SpA D	(7,661)	(45,907)
Hawaiian Electric Industries, Inc.	(760)	(26,364)

		(301,006)

Multi-Utilities - (1.15%)
Avista Corp.	(1,493)	(77,427)
Consolidated Edison, Inc.	(829)	(66,428)
DTE Energy Co.	(503)	(53,016)
WEC Energy Group, Inc.	(445)	(28,604)

		(225,475)

Water Utilities - (0.36%)
American Water Works Co., Inc.	(542)	(46,926)
AquaVenture Holdings Ltd.A	(1,696)	(24,864)

		(71,790)

Total Utilities		(598,271)

TOTAL COMMON STOCKS (Proceeds $(2,873,117))		(2,978,262)

EXCHANGE-TRADED INSTRUMENTS - (9.35%)
Exchange-Traded Funds - (9.35%)
Alerian MLP ETF	(5,491)	(55,459)
Consumer Discretionary Select Sector SPDR Fund	(1,797)	(186,349)
Consumer Staples Select Sector SPDR Fund	(1,882)	(94,947)
Energy Select Sector SPDR Fund	(120)	(8,857)
Health Care Select Sector SPDR Fund	(1,525)	(125,446)
Industrial Select Sector SPDR Fund	(681)	(49,182)
iShares 20+ Year Treasury Bond ETF	(1,376)	(163,882)
iShares 7-10 Year Treasury Bond ETF, Class B	(825)	(83,902)
iShares MSCI Brazil ETF	(597)	(25,253)
iShares MSCI Emerging Markets ETF	(939)	(44,058)
iShares Nasdaq Biotechnology ETF	(94)	(9,743)
iShares Russell 2000 ETF	(97)	(14,872)
iShares STOXX Europe 600 UCITS ETF D	(1,036)	(47,796)
Materials Select Sector SPDR Fund	(260)	(14,823)
PowerShares QQQ Trust Series 1	(191)	(30,740)
Real Estate Select Sector SPDR Fund	(753)	(23,260)
SPDR S&P 500 ETF Trust	(498)	(131,726)
SPDR S&P Biotech ETF	(112)	(9,742)
SPDR S&P Homebuilders ETF	(297)	(11,571)
SPDR S&P MidCap 400 ETF Trust	(19)	(6,470)
SPDR S&P Pharmaceuticals ETF	(1,207)	(48,606)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED INSTRUMENTS - (9.35%) (continued)
Exchange-Traded Funds - (9.35%) (continued)
SPDR S&P Regional Banking ETF	(251)	$(15,472)
SPDR S&P Retail ETF	(2,158)	(97,498)
SPDR S&P Telecom ETF	(471)	(32,923)
Technology Select Sector SPDR Fund	(1,678)	(109,842)
Utilities Select Sector SPDR Fund	(3,056)	(157,567)
VanEck Vectors Pharmaceutical ETF	(890)	(50,427)
Vanguard Total International Bond ETF	(3,442)	(187,933)

Total Exchange-Traded Funds		(1,838,346)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(1,721,377))		(1,838,346)

TOTAL SECURITITES SOLD SHORT (Proceeds $(4,594,494))		(4,816,608)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 90.37% (Cost $16,895,528)		17,761,375
PURCHASED OPTIONS AND SWAPTIONS CONTRACTS - 0.06% (Premiums Paid $18,085)		11,124
WRITTEN OPTIONS AND SWAPTIONS CONTRACTS - 0.00% (Premiums Received $(672))		(540)
TOTAL SECURITIES SOLD SHORT - (24.51%) (Proceeds $(4,594,494))		(4,816,608)
OTHER ASSETS, NET OF LIABILITIES - 34.08%		6,697,790

NET ASSETS - 100.00%		$19,653,141

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	This security or a piece thereof is held as segregated collateral at period end but may not be inclusive of post-settlement trade activity.
C	Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.
D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,462,989 or 7.44% of net assets. Value was determined using significant unobservable inputs.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $183,997 or 0.94% of net assets. The Fund has no right to demand registration of these securities.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

LP - Limited Partnership.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ - National Association of Securities Dealers Automated Quotations.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

S&P - Standard & Poor’s.

S&P 500 - Standard & Poor’s U.S. Equity Large-Cap Index.

SPDR - Standard & Poor’s Depositary Receipt.

UCITS - Undertaking for Collective Investments in Transferable Securities.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Purchased Futures Contracts Open on April 30, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Nikkei 225 E-Mini Index Futures	5	June 2018	$97,043	$102,955	$5,912

			$97,043	$102,955	$5,912

OTC Swap Agreements Outstanding on April 30, 2018:

OTC Swap Agreement Contracts for Difference - Equity

Reference Entity	Counter- party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Aena SME S.A.	MSC	Long	EUR	0.145%	1/15/2020	240	$50,860	$(235)
Cellnex Telecom S.A.	MSC	Long	EUR	0.145%	1/15/2020	3,783	99,650	2,752
EDP - Energias de Portugal S.A.	MSC	Long	EUR	0.145%	1/15/2020	32,937	126,488	(1,670)
Electricite de France S.A.	MSC	Long	EUR	0.145%	1/15/2020	7,709	105,568	5,814
Gas Natural SDG S.A.	MSC	Long	EUR	0.145%	1/15/2020	7,280	168,744	18,184
RWE AG	MSC	Long	EUR	0.145%	1/15/2020	2,889	63,072	7,546
Suez	MSC	Long	EUR	0.145%	1/15/2020	8,458	121,483	3,365
Veolia Environnement S.A.	MSC	Long	EUR	0.140%	1/15/2020	1,781	44,486	(1,204)
Beijing Oriental Yuhong Waterproof Technology Co Ltd.	MSC	Long	USD	4.265%	2/13/2020	6,000	34,419	(480)
Cia Energetica de Minas Gerais	MSC	Long	USD	2.548%	2/13/2020	9,179	20,784	1,481
EDP - Energias do Brasil S.A.	MSC	Long	USD	2.700%	2/13/2020	6,250	25,167	(276)
Federal Grid Co Unified Energy System PJSC	MSC	Long	USD	3.200%	2/12/2020	8,060,000	23,374	(854)
Inter RAO UES PJSC	MSC	Long	USD	3.200%	2/12/2020	344,000	22,424	(356)
Korea Electric Power Corp.	MSC	Long	USD	3.995%	2/20/2020	774	24,269	2,871
Power Grid Corp of India Ltd.	MSC	Long	USD	5.700%	3/31/2020	23,400	70,511	2,347
ROSSETI PJSC	MSC	Long	USD	3.200%	2/12/2020	2,000,000	30,786	(4,332)
RusHydro PJSC	MSC	Long	USD	3.200%	2/12/2020	1,517,000	19,402	(1,395)
Enagas S.A.	MSC	Short	EUR	(0.855%)	1/15/2020	(1,155)	31,116	(3,396)
Endesa S.A.	MSC	Short	EUR	(0.855%)	1/15/2020	(2,417)	51,457	(5,991)
Engie S.A.	MSC	Short	EUR	(0.755%)	1/15/2020	(4,962)	86,709	(1,493)
Red Electrica Corp S.A.	MSC	Short	EUR	(0.855%)	1/15/2020	(2,104)	44,471	(637)
Stoxx Europe 600 Utilities	MSC	Short	EUR	(0.805%)	2/03/2020	(472)	167,733	(6,027)
Vinci S.A.	MSC	Short	EUR	(0.755%)	1/15/2020	(661)	68,565	429
CGN Power Co Ltd.	MSC	Short	HKD	0.076%	2/04/2020	(59,000)	16,802	578
CLP Holdings Ltd.	MSC	Short	HKD	0.076%	2/04/2020	(4,050)	40,449	(1,732)
HK Electric Investments & HK Electric Investments Ltd.	MSC	Short	HKD	(0.549%)	2/04/2020	(48,000)	44,319	(489)
Hong Kong & China Gas Co Ltd.	MSC	Short	HKD	0.076%	2/04/2020	(16,750)	34,499	(587)
Power Assets Holdings Ltd.	MSC	Short	HKD	0.076%	2/04/2020	(3,973)	35,338	5,728
Shanghai Electric Group Co Ltd.	MSC	Short	HKD	(0.418%)	2/04/2020	(47,580)	17,638	245
OCI Co Ltd.	MSC	Short	USD	(0.425%)	2/20/2020	(116)	16,596	(347)

							$1,707,179	$19,839

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount*	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month EUR-EURIBOR	Accor S.A.	MSC	0.130%	8/24/2018	1,091	41,318	$(122)	$11,978
Pay	1-Month USD-FEDEF	Alphabet, Inc.	MSC	2.200%	10/2/2018	84	68,344	—	17,216
Pay	1-Month USD-FEDEF	Caterpillar, Inc.	MSC	2.200%	10/2/2018	689	77,280	—	22,184
Pay	1-Month USD-FEDEF	Delta Air Lines, Inc.	MSC	2.200%	10/2/2018	2,752	145,661	—	(1,951)
Pay	1-Day USD-FEDEF	Knight-Swift Transportation Holdings, Inc.	MSC	2.200%	10/2/2018	2,033	62,348	(1)	16,959
Pay	1-Month USD-FEDEF	Las Vegas Sands Corp.	MSC	2.200%	10/2/2018	791	48,676	—	9,328
Pay	1-Month USD-FEDEF	Monster Beverage Corp.	MSC	2.200%	10/2/2018	1,107	53,115	—	7,770
Pay	1-Day USD-FEDEF	NVR, Inc.	MSC	2.200%	10/2/2018	79	135,902	(1)	108,999
Pay	1-Day USD-FEDEF	Rio Tinto PLC	MSC	2.200%	10/2/2018	2,825	117,739	—	37,495
Pay	1-Day USD-FEDEF	Take-Two Interactive Software, Inc.	MSC	2.200%	10/2/2018	648	37,772	—	26,841
Pay	1-Month GBP-LIBOR	Anglo American PLC	MSC	1.010%	10/5/2018	719	12,212	—	109
Pay	1-Month GBP-LIBOR	Antofagasta PLC	MSC	1.010%	10/5/2018	2,811	22,071	—	7,246
Pay	1-Month EUR-EURIBOR	Cie Plastic Omnium S.A.	MSC	0.130%	10/5/2018	1,130	33,710	—	13,657
Pay	1-Month EUR-EURIBOR	Kering	MSC	0.130%	10/5/2018	40	9,546	—	11,638
Pay	1-Month EUR-EURIBOR	Michelin Class B	MSC	0.130%	10/5/2018	147	18,308	—	(1,419)
Pay	1-Month GBP-LIBOR	Rio Tinto PLC	MSC	2.200%	10/5/2018	1,041	35,575	—	7,576
Receive	1-Day USD-FEDEF	Utilities Select Sector Index	MSC	1.550%	11/12/2018	43	97,163	—	4,645
Receive	1-Month IDR-SOR	Telekomunikasi Indonesia Persero Tbk PT	MSC	2.300%	12/5/2018	18,011	71,993,078	—	216
Receive	1-Day USD-FEDEF	Consumer Discretionary Select Sector Index	MSC	1.700%	12/14/2018	35	97,453	—	(12,822)
Receive	6-Month AUD-BBR-BBSW	Woolworths Group Ltd	MSC	1.000%	4/5/2019	341	9,125	—	(282)
Pay	1-Month HKD-HONIA	Tencent Holdings Ltd.	MSC	1.530%	7/10/2019	975	387,293	(22)	(751)
Receive	1-Day USD-FEDEF	Consumer Staples Select Sector Index	MSC	1.550%	11/12/2019	44	97,013	—	2,784
Receive	1-Day USD-FEDEF	S&P 500 Total Return Index	MSC	1.900%	11/12/2019	19	95,686	—	(2,982)
Pay	1-Month EUR-EURIBOR	Accor S.A.	MSC	0.550%	1/17/2020	2,354	88,859	(6)	25,937
Pay	1-Day EUR-EONIA	FinecoBank Banca Fineco SpA	MSC	0.550%	1/17/2020	5,712	37,734	(7)	22,755
Receive	1-Day EUR-EONIA	Casino Guichard Perrachon S.A.	MSC	0.400%	1/17/2020	98	3,894	—	(381)
Receive	1-Day EUR-EONIA	Eutelsat Communications S.A.	MSC	0.400%	1/17/2020	975	18,454	—	1,162
Receive	1-Month EUR-EURIBOR	Jeronimo Martins SGPS SA	MSC	0.500%	1/17/2020	162	2,370	—	—
Receive	1-Day GBP-SONIA	Ted Baker PLC	MSC	0.350%	1/17/2020	46	1,361	—	187
Receive	1-Day TWD-FEDEF	China Steel Corp.	MSC	1.200%	1/21/2020	4,020	81,547	—	(437)
Receive	1-Day BRL-FEDEF	Raia Drogasil S.A.	MSC	0.330%	1/21/2020	41	2,826	—	2
Receive	1-Day BRL-FEDEF	Telefonica Brasil S.A.	MSC	0.700%	1/21/2020	825	37,375	—	(904)

								$(159)	$334,755

*	Notional amounts are denominated in local currency.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Purchased Options Contracts Open on April 30, 2018:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Realogy Holdings Corp.	CCP	30.00	5/18/2018	USD	11	1,100	$469	$55	$(414)
Call - Progressive Corp.	CCP	65.00	5/18/2018	USD	4	400	364	48	(316)
Call - Bed Bath & Beyond, Inc.	CCP	20.00	5/18/2018	USD	13	1,300	402	91	(311)
Call - TransDigm Group, Inc.	CCP	330.00	5/18/2018	USD	1	100	718	718	—
Call - Melco Resorts & Entertainment Ltd.	CCP	32.00	5/18/2018	USD	6	600	385	392	7
Call - Starbucks Corp.	CCP	59.50	5/18/2018	USD	8	800	627	144	(483)
Put - Puma Biotechnology, Inc.	CCP	50.00	5/18/2018	USD	5	500	900	650	(250)
Put - Electronic Arts, Inc.	CCP	105.00	5/18/2018	USD	4	400	364	304	(60)
Put - Universal Health Services, Inc.	CCP	115.00	5/18/2018	USD	6	600	1,518	1,500	(18)
Call - Palo Alto Networks, Inc.	CCP	200.00	6/15/2018	USD	1	100	668	762	94
Call - CBS Corp.	CCP	60.00	6/15/2018	USD	20	2,000	541	140	(401)
Call - CBS Corp.	CCP	57.50	6/15/2018	USD	10	1,000	430	120	(310)
Call - Viacom, Inc.	CCP	37.50	6/15/2018	USD	17	1,700	635	170	(465)
Call - JD.com, Inc.	CCP	38.00	6/15/2018	USD	3	300	393	339	(54)
Put - Costco Wholesale Corp.	CCP	165.00	7/20/2018	USD	3	300	613	216	(397)
Put - Costco Wholesale Corp.	CCP	150.00	7/20/2018	USD	4	400	1,134	138	(996)
Call - Koninklijke Ahold N.V.	MSC	22.03	12/21/2018	EUR	6	600	1,130	217	(913)

							$11,291	$6,004	$(5,287)

Exchange-Traded Fund Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares Core S&P Small-Cap ETF	CCP	58.00	5/18/2018	USD	20	2,000	$1,195	$150	$(1,045)
Put - Financial Select Sector SPDR Fund	CCP	26.00	6/15/2018	USD	74	7,400	2,326	1,702	(624)
Put - Financial Select Sector SPDR Fund	CCP	27.00	6/15/2018	USD	52	5,200	2,305	2,392	87
Put - Consumer Discretionary Select Sector SPDR Fund	CCP	93.00	6/15/2018	USD	5	500	236	188	(48)
Put - SPDR S&P 500 ETF Trust	CCP	245.00	6/29/2018	USD	4	400	732	688	(44)

							$6,794	$5,120	$(1,674)

Written Options Contracts Open on April 30, 2018:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - Universal Health Services, Inc.	CCP	110.00	5/18/2018	USD	6	600	$(672)	$(540)	$132

							$(672)	$(540)	$132

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	8,156	USD	8,696	5/9/2018	MSC	$—	$(540)	$(540)
BRL	25,065	USD	24,997	5/9/2018	MSC	68	—	68
USD	42,898	BRL	40,096	5/9/2018	MSC	2,802	—	2,802
USD	19,530	BRL	18,529	5/9/2018	MSC	1,001	—	1,001
USD	3,847	BRL	3,755	5/9/2018	MSC	92	—	92
KRW	13,179	USD	13,058	5/14/2018	MSC	121	—	121
KRW	25,204	USD	25,345	5/14/2018	MSC	—	(141)	(141)
USD	24,825	KRW	25,187	5/14/2018	MSC	—	(362)	(362)
USD	22,001	KRW	21,710	5/14/2018	MSC	291	—	291
CAD	576	USD	576	6/1/2018	MSC	—	—	—
CAD	2,972	USD	3,034	6/1/2018	MSC	—	(62)	(62)
CAD	3,909	USD	3,948	6/1/2018	MSC	—	(39)	(39)
CAD	11,995	USD	11,967	6/1/2018	MSC	28	—	28
CAD	12,529	USD	12,344	6/1/2018	MSC	185	—	185
USD	7,757	CAD	7,785	6/1/2018	MSC	—	(28)	(28)
ILS	450	USD	462	6/4/2018	MSC	—	(12)	(12)
EUR	675	USD	688	6/4/2018	MSC	—	(13)	(13)
EUR	776	USD	785	6/4/2018	MSC	—	(9)	(9)
EUR	1,857	USD	1,895	6/4/2018	MSC	—	(38)	(38)
ILS	2,081	USD	2,143	6/4/2018	MSC	—	(62)	(62)
EUR	9,394	USD	9,707	6/4/2018	MSC	—	(313)	(313)
EUR	12,588	USD	12,871	6/4/2018	MSC	—	(283)	(283)
ILS	20,875	USD	21,892	6/4/2018	MSC	—	(1,017)	(1,017)
GBP	32,066	USD	32,732	6/4/2018	MSC	—	(666)	(666)
GBP	57,882	USD	56,956	6/4/2018	MSC	926	—	926
USD	75,557	GBP	77,068	6/4/2018	MSC	—	(1,511)	(1,511)
USD	57,352	ILS	55,131	6/4/2018	MSC	2,221	—	2,221
USD	30,589	GBP	31,131	6/4/2018	MSC	—	(542)	(542)
USD	22,927	GBP	22,652	6/4/2018	MSC	275	—	275
USD	18,425	GBP	18,255	6/4/2018	MSC	170	—	170
USD	17,231	GBP	16,711	6/4/2018	MSC	520	—	520
USD	15,205	GBP	15,180	6/4/2018	MSC	25	—	25
USD	14,626	EUR	14,720	6/4/2018	MSC	—	(94)	(94)
USD	9,829	GBP	9,681	6/4/2018	MSC	148	—	148
USD	9,469	GBP	9,163	6/4/2018	MSC	306	—	306
USD	6,462	GBP	6,374	6/4/2018	MSC	88	—	88
USD	5,728	GBP	5,657	6/4/2018	MSC	71	—	71
USD	4,110	EUR	4,038	6/4/2018	MSC	72	—	72
USD	3,173	EUR	3,172	6/4/2018	MSC	1	—	1
USD	2,321	EUR	2,266	6/4/2018	MSC	55	—	55
USD	2,187	EUR	2,220	6/4/2018	MSC	—	(33)	(33)
USD	1,543	ILS	1,523	6/4/2018	MSC	20	—	20
USD	79	EUR	77	6/4/2018	MSC	2	—	2
USD	54,684	INR	53,355	6/8/2018	MSC	1,329	—	1,329
CAD	2,695	USD	2,715	6/29/2018	MSC	—	(20)	(20)
CAD	2,723	USD	2,724	6/29/2018	MSC	—	(1)	(1)
SEK	6,965	USD	7,235	6/29/2018	MSC	—	(270)	(270)
CAD	7,381	USD	7,382	6/29/2018	MSC	—	(1)	(1)
KRW	14,327	USD	14,417	6/29/2018	MSC	—	(90)	(90)
SEK	18,833	USD	19,689	6/29/2018	MSC	—	(856)	(856)
USD	340,173	CAD	334,067	6/29/2018	MSC	6,106	—	6,106
USD	26,402	EUR	25,778	6/29/2018	MSC	624	—	624
USD	23,007	CHF	22,537	6/29/2018	MSC	470	—	470
USD	16,992	GBP	16,468	6/29/2018	MSC	524	—	524
USD	13,202	JPY	12,980	6/29/2018	MSC	222	—	222
USD	7,632	KRW	7,612	6/29/2018	MSC	20	—	20

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	6,681	KRW	6,715	6/29/2018	MSC	$—	$(34)	$(34)
USD	4,242	EUR	4,233	6/29/2018	MSC	9	—	9
DKK	23,449	USD	24,078	7/19/2018	MSC	—	(629)	(629)
SEK	23,942	USD	24,937	7/19/2018	MSC	—	(995)	(995)
USD	277,122	EUR	270,183	7/19/2018	MSC	6,939	—	6,939
USD	134,883	GBP	129,647	7/19/2018	MSC	5,236	—	5,236
USD	103,845	JPY	101,700	7/19/2018	MSC	2,145	—	2,145
USD	24,224	GBP	23,949	7/19/2018	MSC	275	—	275
USD	4,697	JPY	4,699	7/19/2018	MSC	—	(2)	(2)

						$33,387	$(8,663)	$24,724

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

MSC	Morgan Stanley & Co. Inc.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	United States Dollar

Other Abbreviations:

CCP	Central Counterparty Clearing House
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDEF	Effective Federal Funds Rate
HONIA	Hong Kong Dollar Overnight Index Average
LIBOR	London Interbank Offered Rate
NASDAQ	National Association of Securities Dealers Automated Quotations
PLC	Public Limited Company
S&P 500	Standard & Poor’s U.S. Equity Large-cap Index
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

Grosvenor Long/Short Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,943,625	$1,881,291	$—	$14,824,916
Investment Companies	170,645	—	—	170,645
Exchange-Traded Instruments	—	38,431	—	38,431
Short-Term Investments	2,727,383	—	—	2,727,383

Total Investments in Securities - Assets	$15,841,653	$1,919,722	$—	$17,761,375

Liabilities
Common Stocks (Sold Short)	$(2,569,327)	$(408,935)	$—	$(2,978,262)
Exchange-Traded Instruments (Sold Short)	(1,790,550)	(47,796)	—	(1,838,346)

Total Investments in Securities - Liabilities	$(4,359,877)	$(456,731)	$—	$(4,816,608)

Total Investments in Securities	$11,481,776	$1,462,991	$—	$12,944,767

Financial Derivative Instruments - Assets
Futures Contracts	$5,912	$—	$—	$5,912
OTC Swap Agreement Contracts for Difference - Equity	—	51,340	—	51,340
Swap Contract Agreements	—	356,684	—	356,684
Purchased Options	11,124	—	—	11,124
Forward Foreign Currency Contracts	—	33,387	—	33,387

Total Financial Derivative Instruments - Assets	$17,036	$441,411	$—	$458,447

Financial Derivative Instruments - Liabilities
OTC Swap Agreement Contracts for Difference - Equity	$—	$(31,501)	$—	$(31,501)
Swap Contract Agreements	—	(21,929)	—	(21,929)
Written Options	(540)	—	—	(540)
Forward Foreign Currency Contracts	—	(8,663)	—	(8,663)

Total Financial Derivative Instruments - Liabilities	$(540)	$(62,093)	$—	$(62,093)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were transfers from Level 1 to Level 2, with a fair value of $1,074,950 as a result of a determination made by the Valuation Committee that adjustments should be applied to certain international securities due to significant movement in the market.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2018		Purchases	Sales		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$0	(1)	$—	$0	(1)	$—	$—	$—	$—	$—	$—	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investment held in the Fund’s Portfolio with $0 fair value.

The rights classified as Level 3 were fair valued using private valuation reports provided to the Fund’s Sub-Advisor from a pricing vendor.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Top 10 Long Exposures (% Net Assets)
Teck Resources Ltd.	1.4
FirstEnergy Corp.	1.3
Fortune Brands Home & Security, Inc.	1.3
LKQ Corp.	1.1
SS&C Technologies Holdings, Inc.	1.1
Caesars Entertainment Corp.	1.1
S&P Global, Inc.	1.1
Mohawk Industries, Inc.	1.1
Worldpay, Inc.	1.1
O’Reilly Automotive, Inc.	1.1

Top 10 Short Exposures (% Net Assets)
Vanguard Total International Bond ETF	(1.0)
Consumer Discretionary Select Sector SPDR Fund	(0.9)
iShares 20+ Year Treasury Bond ETF	(0.8)
Utilities Select Sector SPDR Fund	(0.8)
SPDR S&P 500 ETF Trust	(0.7)
Health Care Select Sector SPDR Fund	(0.6)
Technology Select Sector SPDR Fund	(0.6)
SPDR S&P Retail ETF	(0.5)
Consumer Staples Select Sector SPDR Fund	(0.5)
iShares 7-10 Year Treasury Bond ETF	(0.4)

Net Sector Exposures (% Investments)
Consumer Discretionary	26.5
Financials	24.3
Information Technology	19.8
Industrials	14.7
Utilities	10.4
Materials	9.5
Energy	4.0
Consumer Staples	2.5
Investment Companies	1.7
Health Care	1.6
Real Estate	1.4
Telecommunication Services	1.2
Exchange-Traded Instruments	(17.6)

Fund Level Exposure (% Net Assets)	Fund
Net Exposure	52.0
Gross Exposure	101.0
Long Exposure	76.5
Short Exposure	24.5

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG
COMMON STOCKS - 54.61%
Consumer Discretionary - 9.74%
Diversified Consumer Services - 0.10%
K12, Inc.A	12,000	$183,600
Hotels, Restaurants & Leisure - 2.20%
BBX Capital Corp.	53,950	538,421
Carrols Restaurant Group, Inc.A	104,700	1,078,410
Chipotle Mexican Grill, Inc.A	270	114,299
Darden Restaurants, Inc.	1,600	148,576
Del Frisco’s Restaurant Group, Inc.A	5,700	90,630
Del Taco Restaurants, Inc.A	45,900	512,244
Hilton Grand Vacations, Inc.A	22,600	971,800
McDonald’s Corp.	900	150,696
Texas Roadhouse, Inc.	6,400	410,112

		4,015,188

Internet & Direct Marketing Retail - 0.28%
Expedia Group, Inc.	2,900	333,906
Nutrisystem, Inc.	2,500	72,500
Shutterfly, Inc.A	1,300	105,196

		511,602

Leisure Products - 0.04%
Vista Outdoor, Inc.A	4,900	82,075

Media - 0.09%
Time Warner, Inc.	1,700	161,160

Multiline Retail - 0.27%
Dollar General Corp.	1,400	135,142
JC Penney Co., Inc.A	121,200	352,692

		487,834

Specialty Retail - 5.56%
Advance Auto Parts, Inc.	900	103,005
American Eagle Outfitters, Inc.	33,100	684,508
Best Buy Co., Inc.	3,400	260,202
Camping World Holdings, Inc., Class A	22,200	635,586
Citi Trends, Inc.	2,400	73,512
Dick’s Sporting Goods, Inc.	9,500	314,355
DSW, Inc., Class A	3,100	69,130
Floor & Decor Holdings, Inc., Class AA	21,700	1,206,303
GameStop Corp., Class A	166,900	2,278,185
GNC Holdings, Inc., Class AA	136,200	483,510
Hibbett Sports, Inc.A	19,200	522,240
Ross Stores, Inc.	900	72,765
TJX Co., Inc.	2,000	169,700
Ulta Salon Cosmetics & Fragrance, Inc.A	9,900	2,484,009
Williams-Sonoma, Inc.	2,400	114,720
Zumiez, Inc.A	27,700	648,180

		10,119,910

Textiles, Apparel & Luxury Goods - 1.20%
Carter’s, Inc.	1,400	140,448
Deckers Outdoor Corp.A	9,900	923,274
Lakeland Industries, Inc.A	20,455	264,892
Lululemon Athletica, Inc.A	8,500	848,300

		2,176,914

Total Consumer Discretionary		17,738,283

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.61% (continued)
Consumer Staples - 3.19%
Beverages - 0.18%
Coca-Cola Bottling Co. Consolidated	500	$84,195
Coca-Cola Co.	3,100	133,951
PepsiCo, Inc.	1,100	111,034

		329,180

Food & Staples Retailing - 1.62%
Costco Wholesale Corp.	800	157,728
Performance Food Group Co.A	9,300	301,785
Sysco Corp.	2,100	131,334
US Foods Holding Corp.A	64,600	2,208,028
Walmart, Inc.	1,600	141,536

		2,940,411

Food Products - 0.66%
Dean Foods Co.	18,900	162,729
Hershey Co.	700	64,358
JM Smucker Co.	700	79,856
Lamb Weston Holdings, Inc.	2,700	176,364
McCormick & Co., Inc.	700	73,787
Sanderson Farms, Inc.	2,500	277,900
TreeHouse Foods, Inc.A	6,400	246,400
Tyson Foods, Inc., Class A	1,800	126,180

		1,207,574

Household Products - 0.06%
Procter & Gamble Co.	1,600	115,744

Personal Products - 0.21%
Natural Health Trends Corp.	6,600	122,496
USANA Health Sciences, Inc.A	2,500	263,875

		386,371

Tobacco - 0.46%
Altria Group, Inc.	1,600	89,776
Philip Morris International, Inc.	7,200	590,400
Universal Corp.	3,100	145,855

		826,031

Total Consumer Staples		5,805,311

Energy - 4.73%
Energy Equipment & Services - 3.86%
Archrock, Inc.	201,400	2,175,120
Exterran Corp.A	18,200	533,078
Rowan Cos PLC, Class AA	111,100	1,604,284
SEACOR Holdings, Inc.A	9,100	499,044
Transocean Ltd.A	178,700	2,210,519

		7,022,045

Oil, Gas & Consumable Fuels - 0.87%
Arch Coal, Inc., Class A	2,600	210,158
Chevron Corp.	1,300	162,643
EOG Resources, Inc.	1,300	153,621
EQT Corp.	1,100	55,209
Exxon Mobil Corp.	1,900	147,725
Halcon Resources Corp.A	90,900	488,133
Oasis Petroleum, Inc.A	14,200	156,626
Occidental Petroleum Corp.	1,800	139,068
SilverBow Resources, Inc.A	1,300	39,845

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.61% (continued)
Energy - 4.73% (continued)
Oil, Gas & Consumable Fuels - 0.87% (continued)
World Fuel Services Corp.	1,900	$40,793

		1,593,821

Total Energy		8,615,866

Financials - 3.44%
Banks - 0.54%
BB&T Corp.	3,200	168,960
Cullen/Frost Bankers, Inc.	1,600	183,120
Independent Bank Corp.	900	21,510
M&T Bank Corp.	900	164,043
People’s United Financial, Inc.	7,700	140,833
PNC Financial Services Group, Inc.	1,100	160,171
US Bancorp	2,800	141,260

		979,897

Capital Markets - 0.40%
Ameriprise Financial, Inc.	1,200	168,252
CME Group, Inc.	1,100	173,448
Intercontinental Exchange, Inc.	2,300	166,658
Oppenheimer Holdings, Inc., Class A	8,500	228,225

		736,583

Consumer Finance - 0.19%
Navient Corp.	25,700	340,782

Diversified Financial Services - 0.08%
Berkshire Hathaway, Inc., Class BA	800	154,984

Insurance - 2.11%
Allstate Corp.	1,600	156,512
Assured Guaranty Ltd.	61,500	2,231,835
Axis Capital Holdings Ltd.	2,200	129,140
Everest Re Group Ltd.	600	139,602
RenaissanceRe Holdings Ltd.	1,000	136,040
Third Point Reinsurance Ltd.A	78,917	1,049,596

		3,842,725

Mortgage Real Estate Investment Trusts (REITs) - 0.08%
AGNC Investment Corp.	7,500	141,900

Thrifts & Mortgage Finance - 0.04%
Essent Group Ltd.A	2,000	65,920

Total Financials		6,262,791

Health Care - 4.47%
Biotechnology - 1.50%
Amgen, Inc.	600	104,688
Applied Genetic Technologies Corp.A	49,900	228,293
Celgene Corp.A	1,600	139,360
CytomX Therapeutics, Inc.A	23,000	604,900
Emergent BioSolutions, Inc.A	29,000	1,503,940
Gilead Sciences, Inc.	2,000	144,460

		2,725,641

Health Care Equipment & Supplies - 1.55%
Analogic Corp.	5,700	473,670
Boston Scientific Corp.A	19,200	551,424
FONAR Corp.A	3,296	93,771

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.61% (continued)
Health Care - 4.47% (continued)
Health Care Equipment & Supplies - 1.55% (continued)
Hologic, Inc.A	5,200	$201,708
Intuitive Surgical, Inc.A	240	105,787
LivaNova PLCA	2,000	177,560
Masimo Corp.A	2,800	251,244
NuVasive, Inc.A	5,800	308,618
Varex Imaging Corp.A	4,600	165,554
Varian Medical Systems, Inc.A	900	104,031
Zimmer Biomet Holdings, Inc.	3,400	391,578

		2,824,945

Health Care Providers & Services - 0.91%
Aetna, Inc.	700	125,335
Anthem, Inc.	500	117,995
Cigna Corp.	400	68,728
DaVita, Inc.A	4,100	257,439
Express Scripts Holding Co.A	900	68,130
HCA Healthcare, Inc.	1,300	124,462
Humana, Inc.	470	138,265
Owens & Minor, Inc.	16,300	264,875
Patterson Cos., Inc.	12,900	300,312
Premier, Inc., Class AA	2,200	72,578
Universal Health Services, Inc., Class B	1,100	125,620

		1,663,739

Life Sciences Tools & Services - 0.04%
Charles River Laboratories International, Inc.A	700	72,933

Pharmaceuticals - 0.47%
Bristol-Myers Squibb Co.	8,500	443,105
Eli Lilly & Co.	1,900	154,033
Merck & Co., Inc.	1,800	105,966
Pfizer, Inc.	4,400	161,084

		864,188

Total Health Care		8,151,446

Industrials - 5.10%
Aerospace & Defense - 0.26%
Vectrus, Inc.A	13,200	475,200

Air Freight & Logistics - 0.05%
CH Robinson Worldwide, Inc.	1,000	92,030

Building Products - 0.17%
Masco Corp.	3,200	120,857
Owens Corning	2,900	189,921

		310,778

Commercial Services & Supplies - 0.13%
Pitney Bowes, Inc.	7,300	74,606
Waste Connections, Inc.	2,300	166,290

		240,896

Construction & Engineering - 0.08%
Argan, Inc.	1,900	76,000
Comfort Systems USA, Inc.	1,500	63,300

		139,300

Electrical Equipment - 1.16%
Atkore International Group, Inc.A	111,400	1,979,578

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.61% (continued)
Industrials - 5.10% (continued)
Electrical Equipment - 1.16% (continued)
Encore Wire Corp.	2,400	$126,360

		2,105,938

Machinery - 0.46%
Crane Co.	3,300	276,012
Deere & Co.	400	54,132
Hurco Cos, Inc.	6,400	282,880
Nordson Corp.	800	102,880
Woodward, Inc.	1,600	115,104

		831,008

Professional Services - 1.67%
Barrett Business Services, Inc.	12,700	1,111,504
CRA International, Inc.	4,400	248,468
Heidrick & Struggles International, Inc.	15,500	583,575
ICF International, Inc.	900	60,390
ManpowerGroup, Inc.	1,800	172,296
RPX Corp.	80,400	870,732

		3,046,965

Road & Rail - 0.70%
ArcBest Corp.	33,000	1,059,300
Landstar System, Inc.	1,100	111,815
Ryder System, Inc.	1,500	101,145

		1,272,260

Trading Companies & Distributors - 0.42%
GMS, Inc.A	10,395	323,908
MSC Industrial Direct Co., Inc., Class A	3,100	267,964
United Rentals, Inc.A	600	90,000
WW Grainger, Inc.	330	92,846

		774,718

Total Industrials		9,289,093

Information Technology - 5.76%
Aerospace & Defense - 0.10%
Harris Corp.	1,200	187,704

Communications Equipment - 0.62%
Cisco Systems, Inc.	4,200	186,018
CommScope Holding Co., Inc.A	4,900	187,278
F5 Networks, Inc.A	1,200	195,708
InterDigital, Inc.	1,500	111,675
Juniper Networks, Inc.	10,400	255,736
Motorola Solutions, Inc.	1,700	186,711

		1,123,126

Electronic Equipment, Instruments & Components - 0.44%
Amphenol Corp., Class A	1,800	150,678
PCM, Inc.A	8,028	103,963
SYNNEX Corp.	4,000	400,680
TE Connectivity Ltd.	700	64,225
Tech Data Corp.A	1,000	76,250

		795,796

Internet Software & Services - 0.50%
Blucora, Inc.A	4,049	105,274
Care.com, Inc.A	3,900	60,840
eBay, Inc.A	4,300	162,884
LogMeIn, Inc.	2,800	308,560

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.61% (continued)
Information Technology - 5.76% (continued)
Internet Software & Services - 0.50% (continued)
SPS Commerce, Inc.A	1,500	$102,855
Web.com Group, Inc.A	9,600	178,560

		918,973

IT Services - 0.42%
Amdocs Ltd.	2,400	161,400
Cardtronics PLC, Class AA	4,100	107,625
Genpact Ltd.	5,100	162,639
Hackett Group, Inc.	3,000	48,630
Science Applications International Corp.	2,400	205,896
Worldpay, Inc., Class AA	900	73,098

		759,288

Semiconductors & Semiconductor Equipment - 0.50%
Kulicke & Soffa Industries, Inc.A	27,700	634,053
Maxim Integrated Products, Inc.	1,000	54,500
Micron Technology, Inc.A	2,100	96,558
QUALCOMM, Inc.	800	40,808
Xilinx, Inc.	1,400	89,936

		915,855

Software - 3.15%
Atlassian Corp. PLC, Class AA	1,200	67,176
Avaya Holdings Corp.A	96,400	2,206,596
CA, Inc.	6,100	212,280
Cadence Design Systems, Inc.A	17,700	709,062
Check Point Software Technologies Ltd.A	1,600	154,416
Citrix Systems, Inc.A	3,800	391,058
CommVault Systems, Inc.A	1,200	83,940
MicroStrategy, Inc., Class AA	2,900	369,634
Progress Software Corp.	40,100	1,480,893
Verint Systems, Inc.A	1,600	67,360

		5,742,415

Technology Hardware, Storage & Peripherals - 0.03%
Xerox Corp.	1,800	56,610

Total Information Technology		10,499,767

Materials - 1.73%
Chemicals - 0.53%
Axalta Coating Systems Ltd.A	5,400	166,860
Ecolab, Inc.	1,000	144,770
Monsanto Co.	1,400	175,518
Praxair, Inc.	1,100	167,772
Sherwin-Williams Co.	410	150,741
Venator Materials PLCA	8,500	153,085

		958,746

Containers & Packaging - 0.04%
Greif, Inc., Class A	1,400	81,928

Metals & Mining - 0.09%
Newmont Mining Corp.	4,100	161,089

Paper & Forest Products - 1.07%
Louisiana-Pacific Corp.	9,200	260,636

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.61% (continued)
Materials - 1.73% (continued)
Paper & Forest Products - 1.07% (continued)
Verso Corp., Class AA	93,300	$1,684,998

		1,945,634

Total Materials		3,147,397

Real Estate - 13.83%
Equity Real Estate Investment Trusts (REITs) - 13.83%
American Assets Trust, Inc.	16,100	540,477
American Homes 4 Rent, Class A	64,500	1,302,900
Brixmor Property Group, Inc.	40,600	604,534
CareTrust REIT, Inc.	54,405	718,690
CBL & Associates Properties, Inc.	87,300	364,914
Cedar Realty Trust, Inc.	13,900	54,071
CoreSite Realty Corp.	20,200	2,102,820
CyrusOne, Inc.	45,300	2,427,627
Digital Realty Trust, Inc.	500	52,845
Equinix, Inc.	5,620	2,364,840
Equity LifeStyle Properties, Inc.	11,000	980,760
Forest City Realty Trust, Inc., Class A	109,500	2,196,570
Global Net Lease, Inc.	121,900	2,268,559
Healthcare Trust of America, Inc., Class A	42,000	1,049,580
Host Hotels & Resorts, Inc.	49,800	974,088
Innovative Industrial Properties, Inc.	22,626	772,451
Kite Realty Group Trust	27,800	409,216
PS Business Parks, Inc.	7,800	899,184
QTS Realty Trust, Inc., Class A	65,300	2,310,967
Senior Housing Properties Trust	61,400	955,998
Simon Property Group, Inc.	8,700	1,360,158
Tanger Factory Outlet Centers, Inc.	10,500	230,475
Taubman Centers, Inc.	4,300	240,714

		25,182,438

Total Real Estate		25,182,438

Telecommunication Services - 1.24%
Diversified Telecommunication Services - 0.23%
AT&T, Inc.	4,300	140,610
Cogent Communications Holdings, Inc.	1,700	80,155
Verizon Communications, Inc.	1,900	93,765
Zayo Group Holdings, Inc.A	3,000	108,900

		423,430

Wireless Telecommunication Services - 1.01%
Telephone & Data Systems, Inc.	67,000	1,831,110

Total Telecommunication Services		2,254,540

Utilities - 1.38%
Electric Utilities - 0.16%
American Electric Power Co., Inc.	2,200	153,956
NextEra Energy, Inc.	900	147,519

		301,475

Independent Power & Renewable Electricity Producers - 1.07%
Atlantica Yield PLC	93,900	1,886,451

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.61% (continued)
Utilities - 1.38% (continued)
Independent Power & Renewable Electricity Producers - 1.07% (continued)
NRG Energy, Inc.	1,900	$58,900

		1,945,351

Multi-Utilities - 0.15%
Consolidated Edison, Inc.	2,000	160,260
Sempra Energy	1,000	111,800

		272,060

Total Utilities		2,518,886

Total Common Stocks (Cost $102,380,646)		99,465,818

EXCHANGE-TRADED INSTRUMENTS - 7.76%
Exchange-Traded Funds - 7.76%
Energy Select Sector SPDR FundB	18,300	1,350,723
Financial Select Sector SPDR FundB	38,100	1,045,845
Health Care Select Sector SPDR FundB	15,300	1,258,578
iShares MSCI Brazil ETFB	12,800	541,440
iShares MSCI Hong Kong ETFB	67,300	1,730,283
iShares MSCI Turkey ETFB	40,400	1,522,272
Technology Select Sector SPDR FundB	56,100	3,672,306
VanEck Vectors Russia ETFB	79,800	1,677,396
VanEck Vectors Vietnam ETFB	74,200	1,326,696

Total Exchange-Traded Funds		14,125,539

Total Exchange-Traded Instruments (Cost $14,533,718)		14,125,539

SHORT-TERM INVESTMENTS - 9.50% (Cost $17,311,924)
Investment Companies - 9.50%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%C D	17,311,924	17,311,924

TOTAL SECURITIES HELD LONG (Cost $134,226,288)		130,903,281

SECURITIES HELD SHORT
COMMON STOCKS - (48.77%)
Consumer Discretionary - (12.91%)
Auto Components - (0.36%)
Adient PLC	(10,600)	(649,674)

Automobiles - (1.36%)
Tesla, Inc.A	(8,460)	(2,486,394)

Hotels, Restaurants & Leisure - (0.33%)
Fiesta Restaurant Group, Inc.A	(4,300)	(90,300)
MGM Resorts International	(4,200)	(131,964)
Norwegian Cruise Line Holdings Ltd.A	(2,100)	(112,287)
Papa John’s International, Inc.	(2,100)	(130,200)
SeaWorld Entertainment, Inc.A	(3,900)	(58,851)
Wynn Resorts Ltd.	(400)	(74,476)

		(598,078)

Household Durables - (1.46%)
Newell Brands, Inc.	(94,800)	(2,619,324)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (48.77%) (continued)
Consumer Discretionary - (12.91%) (continued)
Household Durables - (1.46%) (continued)
Roku, Inc.A	(1,300)	$(42,302)

		(2,661,626)

Internet & Direct Marketing Retail - (0.79%)
Amazon.com, Inc.A	(82)	(128,422)
Booking Holdings, Inc.A	(83)	(180,774)
Netflix, Inc.A	(650)	(203,099)
Overstock.com, Inc.A	(20,787)	(791,985)
TripAdvisor, Inc.A	(2,400)	(89,808)
Wayfair, Inc., Class AA	(700)	(43,610)

		(1,437,698)

Leisure Products - (1.31%)
Mattel, Inc.	(161,500)	(2,390,200)

Media - (0.46%)
Charter Communications, Inc., Class AA	(210)	(56,971)
DISH Network Corp., Class AA	(1,500)	(50,325)
Liberty Media Corp-Liberty Formula One, Tracking Stock, Class AA E	(22,400)	(629,664)
Viacom, Inc., Class B	(3,600)	(108,576)

		(845,536)

Multiline Retail - (0.01%)
Ollie’s Bargain Outlet Holdings, Inc.A	(200)	(12,440)

Specialty Retail - (4.47%)
CarMax, Inc.A	(35,300)	(2,206,250)
Carvana Co.A	(33,200)	(870,172)
Chico’s FAS, Inc.	(25,300)	(251,229)
Conn’s, Inc.A	(59,900)	(1,527,450)
Guess?, Inc.	(28,100)	(654,449)
Lowe’s Co., Inc.	(8,400)	(692,412)
Murphy USA, Inc.A	(29,500)	(1,845,815)
Sleep Number Corp.A	(3,200)	(90,688)

		(8,138,465)

Textiles, Apparel & Luxury Goods - (2.36%)
Michael Kors Holdings Ltd.A	(34,900)	(2,387,858)
Tapestry, Inc.	(12,500)	(672,125)
Under Armour, Inc., Class AA	(44,000)	(781,440)
Under Armour, Inc., Class CA	(30,200)	(463,570)

		(4,304,993)

Total Consumer Discretionary		(23,525,104)

Consumer Staples - (1.32%)
Food Products - (1.23%)
B&G Foods, Inc.	(2,600)	(59,150)
Kraft Heinz Co.	(38,600)	(2,176,268)

		(2,235,418)

Personal Products - (0.09%)
Herbalife Nutrition Ltd.A	(1,600)	(169,168)

Total Consumer Staples		(2,404,586)

Energy - (4.65%)
Energy Equipment & Services - (0.55%)
Baker Hughes a GE Co.	(25,900)	(935,249)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (48.77%) (continued)
Energy - (4.65%) (continued)
Energy Equipment & Services - (0.55%) (continued)
Weatherford International PLCA	(19,400)	$(57,230)

		(992,479)

Oil, Gas & Consumable Fuels - (4.10%)
Cheniere Energy, Inc.A	(11,500)	(668,840)
Golar LNG Ltd.	(62,200)	(1,999,730)
Hess Corp.	(1,300)	(74,087)
Marathon Petroleum Corp.	(900)	(67,419)
ONEOK, Inc.	(9,100)	(548,002)
SemGroup Corp., Class A	(78,500)	(1,974,275)
Targa Resources Corp.	(29,000)	(1,362,130)
Whiting Petroleum Corp.A	(2,000)	(81,640)
Williams Co., Inc.	(27,100)	(697,283)

		(7,473,406)

Total Energy		(8,465,885)

Financials - (3.09%)
Banks - (0.03%)
Glacier Bancorp, Inc.	(1,500)	(55,545)

Capital Markets - (0.80%)
Affiliated Managers Group, Inc.	(300)	(49,458)
BlackRock, Inc.	(300)	(156,450)
Cboe Global Markets, Inc.	(7,700)	(822,206)
Franklin Resources, Inc.	(1,600)	(53,824)
Moody’s Corp.	(1,100)	(178,420)
S&P Global, Inc.	(600)	(113,160)
WisdomTree Investments, Inc.	(7,500)	(79,275)

		(1,452,793)

Consumer Finance - (0.03%)
Capital One Financial Corp.	(600)	(54,372)

Insurance - (1.63%)
Marsh & McLennan Co., Inc.	(13,800)	(1,124,700)
Trupanion, Inc.A	(25,700)	(675,396)
Willis Towers Watson PLC	(7,900)	(1,173,229)

		(2,973,325)

Thrifts & Mortgage Finance - (0.60%)
Ditech Holding Corp.A	(22,719)	(129,499)
LendingTree, Inc.A	(4,050)	(965,520)

		(1,095,019)

Total Financials		(5,631,054)

Health Care - (1.71%)
Biotechnology - (0.23%)
Immunomedics, Inc.A	(3,600)	(65,556)
Spark Therapeutics, Inc.A	(4,700)	(358,704)

		(424,260)

Health Care Equipment & Supplies - (0.26%)
ABIOMED, Inc.A	(350)	(105,332)
Align Technology, Inc.A	(540)	(134,919)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (48.77%) (continued)
Health Care - (1.71%) (continued)
Health Care Equipment & Supplies - (0.26%) (continued)
Nevro Corp.A	(2,600)	$(232,336)

		(472,587)

Health Care Technology - (0.22%)
Teladoc, Inc.A	(9,353)	(402,179)

Life Sciences Tools & Services - (0.04%)
Illumina, Inc.A	(300)	(72,279)

Pharmaceuticals - (0.96%)
Allergan PLC	(900)	(138,285)
Mylan N.V.A	(2,000)	(77,520)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	(84,775)	(1,524,255)

		(1,740,060)

Total Health Care		(3,111,365)

Industrials - (3.81%)
Aerospace & Defense - (0.08%)
Arconic, Inc.	(5,100)	(90,831)
Boeing Co.	(170)	(56,705)

		(147,536)

Air Freight & Logistics - (0.12%)
FedEx Corp.	(300)	(74,160)
United Parcel Service, Inc., Class B	(800)	(90,800)
XPO Logistics, Inc.A	(600)	(58,296)

		(223,256)

Airlines - (0.09%)
American Airlines Group, Inc.	(1,300)	(55,809)
United Continental Holdings, Inc.A	(1,700)	(114,818)

		(170,627)

Building Products - (0.52%)
Johnson Controls International PLC	(28,000)	(948,360)

Commercial Services & Supplies - (0.16%)
Multi-Color Corp.	(4,500)	(292,275)

Construction & Engineering - (0.85%)
Chicago Bridge & Iron Co. N.V.	(102,100)	(1,541,710)

Electrical Equipment - (0.27%)
Babcock & Wilcox Enterprises, Inc.A	(214,352)	(488,723)

Industrial Conglomerates - (0.08%)
General Electric Co.	(10,100)	(142,107)

Machinery - (1.34%)
Caterpillar, Inc.	(600)	(86,616)
Wabtec Corp.	(26,600)	(2,362,346)

		(2,448,962)

Road & Rail - (0.21%)
Avis Budget Group, Inc.A	(1,600)	(79,056)
Hertz Global Holdings, Inc.A	(14,200)	(310,980)

		(390,036)

Trading Companies & Distributors - (0.09%)
AerCap Holdings N.V.A	(1,100)	(57,343)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (48.77%) (continued)
Industrials - (3.81%) (continued)
Trading Companies & Distributors - (0.09%) (continued)
HD Supply Holdings, Inc.A	(2,500)	$(96,775)

		(154,118)

Total Industrials		(6,947,710)

Information Technology - (2.63%)
Electronic Equipment, Instruments & Components - (0.05%)
II-VI, Inc.A	(2,100)	(80,010)

Internet Software & Services - (0.29%)
Alphabet, Inc., Class AA	(60)	(61,115)
Benefitfocus, Inc.A	(12,600)	(380,520)
Twitter, Inc.A	(3,000)	(90,930)

		(532,565)

IT Services - (0.12%)
First Data Corp., Class AA	(4,200)	(76,020)
PayPal Holdings, Inc.A	(1,900)	(141,759)

		(217,779)

Semiconductors & Semiconductor Equipment - (1.03%)
Advanced Micro Devices, Inc.A	(4,900)	(53,312)
Impinj, Inc.A	(57,400)	(705,446)
MACOM Technology Solutions Holdings, Inc.A	(10,900)	(181,158)
NVIDIA Corp.	(700)	(157,430)
PDF Solutions, Inc.A	(28,600)	(318,890)
Universal Display Corp.	(900)	(79,245)
Veeco Instruments, Inc.A	(25,000)	(386,250)

		(1,881,731)

Software - (1.14%)
Activision Blizzard, Inc.	(2,200)	(145,970)
Autodesk, Inc.A	(1,300)	(163,670)
Snap, Inc., Class AA	(96,400)	(1,381,412)
Splunk, Inc.A	(1,900)	(195,035)
Workday, Inc., Class AA	(1,500)	(187,260)

		(2,073,347)

Total Information Technology		(4,785,432)

Materials - (0.94%)
Chemicals - (0.61%)
Albemarle Corp.	(11,000)	(1,066,560)
CF Industries Holdings, Inc.	(1,300)	(50,440)

		(1,117,000)

Construction Materials - (0.27%)
Forterra, Inc.A	(66,500)	(488,110)

Metals & Mining - (0.06%)
Freeport-McMoRan, Inc.	(4,000)	(60,840)
United States Steel Corp.	(1,700)	(57,511)

		(118,351)

Total Materials		(1,723,461)

Real Estate - (14.61%)
Equity Real Estate Investment Trusts (REITs) - (14.55%)
American Campus Communities, Inc.	(1,900)	(74,309)
Chesapeake Lodging Trust	(31,200)	(921,648)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (48.77%) (continued)
Real Estate - (14.61%) (continued)
Equity Real Estate Investment Trusts (REITs) - (14.55%) (continued)
Colony NorthStar, Inc., Class A	(130,800)	$(799,188)
Community Healthcare Trust, Inc.	(33,181)	(846,116)
DDR Corp.	(159,100)	(1,153,475)
Duke Realty Corp.	(85,300)	(2,311,630)
Easterly Government Properties, Inc.	(34,400)	(708,984)
Farmland Partners, Inc.	(58,200)	(443,484)
Government Properties Income Trust	(4,600)	(57,454)
Hersha Hospitality Trust	(123,200)	(2,313,696)
Iron Mountain, Inc.	(65,500)	(2,223,070)
Kilroy Realty Corp.	(22,600)	(1,619,742)
LaSalle Hotel Properties	(16,500)	(487,905)
Life Storage, Inc.	(26,100)	(2,308,284)
Macerich Co.	(32,600)	(1,878,412)
Medical Properties Trust, Inc.	(108,400)	(1,385,352)
Omega Healthcare Investors, Inc.	(83,400)	(2,166,732)
Prologis, Inc.	(1,300)	(84,383)
Realty Income Corp.	(7,100)	(358,621)
RLJ Lodging Trust	(5,700)	(118,389)
SBA Communications Corp.A	(900)	(144,207)
Seritage Growth Properties	(62,800)	(2,233,796)
Sun Communities, Inc.	(1,100)	(103,235)
Weyerhaeuser Co.	(3,900)	(143,442)
WP Carey, Inc.	(25,300)	(1,615,405)

		(26,500,959)

Real Estate Management & Development - (0.06%)
Redfin Corp.A	(5,100)	(109,140)

Total Real Estate		(26,610,099)

Telecommunication Services - (1.54%)
Diversified Telecommunication Services - (1.54%)
CenturyLink, Inc.	(108,800)	(2,021,504)
Consolidated Communications Holdings, Inc.	(69,000)	(779,700)

		(2,801,204)

Total Telecommunication Services		(2,801,204)

Utilities - (1.56%)
Electric Utilities - (1.40%)
Southern Co.	(45,900)	(2,116,908)
Duke Energy Corp.	(5,400)	(432,864)

		(2,549,772)

Multi-Utilities - (0.16%)
Dominion Energy, Inc.	(4,300)	(286,208)

Total Utilities		(2,835,980)

TOTAL COMMON STOCKS (Proceeds $(89,967,763))		(88,841,880)

EXCHANGE-TRADED INSTRUMENTS - (7.98%)
Exchange-Traded Funds - (7.98%)
Consumer Discretionary Select Sector SPDR Fund	(19,000)	(1,970,300)
Global X MSCI Argentina ETF	(19,488)	(681,495)
Global X MSCI Greece ETF	(18,000)	(192,060)
Industrial Select Sector SPDR Fund	(22,500)	(1,624,950)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED INSTRUMENTS - (7.98%) (continued)
Exchange-Traded Funds - (7.98%) (continued)
iShares MSCI Germany ETF	(36,300)	$(1,178,298)
iShares MSCI Mexico ETF	(35,200)	(1,816,320)
iShares MSCI Netherlands ETF	(23,100)	(742,203)
iShares MSCI South Africa ETF	(27,100)	(1,784,264)
iShares MSCI Spain ETF	(3,000)	(99,780)
iShares MSCI Switzerland Capped ETF	(21,800)	(742,072)
Utilities Select Sector SPDR Fund	(71,700)	(3,696,852)

Total Exchange-Traded Funds		(14,528,594)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(14,442,356))		(14,528,594)

WARRANTS - 0.00%
Financials - 0.00%
Thrifts & Mortgage Finance - 0.00%
Ditech Holding Corp., 1/31/2018A F	(1,653)	—
Ditech Holding Corp., 1/31/2018A F	(2,084)	—

Total Thrifts & Mortgage Finance		—

TOTAL FINANCIALS (Proceeds $—)		—

TOTAL WARRANTS (Proceeds $—)		—

TOTAL SECURITITES SOLD SHORT (Proceeds $(104,410,119))		(103,370,474)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 71.87% (Cost $134,226,288)		130,903,281
TOTAL SECURITIES SOLD SHORT - (56.75%) (Proceeds $(104,410,119))		(103,370,474)
OTHER ASSETS, NET OF LIABILITIES - 84.88%		154,612,633

NET ASSETS - 100.00%		$182,145,440

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	This security or a piece thereof is held as segregated collateral at period end but may not be inclusive of post-settlement trade activity.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.
E	Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.
F	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets. Value was determined using significant unobservable inputs.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

MSCI - Morgan Stanley Capital International.

PLC - Public Limited Company.

SPDR - Standard & Poor’s Depositary Receipt.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Purchased Futures Contracts Open on April 30, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	80	June 2018	$8,079,710	$8,106,000	$26,290
Mini MSCI Emerging Markets Index Futures	36	June 2018	2,090,513	2,073,960	(16,553)

			$10,170,223	$10,179,960	$9,737

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	31	June 2018	$3,736,266	$3,708,375	$(27,891)

			$3,736,266	$3,708,375	$(27,891)

Sold Futures Contracts Open on April 30, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	80	June 2018	$(10,752,878)	$(10,588,000)	$164,878
S&P/TSX 60 Index Futures	1	June 2018	(141,839)	(143,292)	(1,453)

			$(10,894,717)	$(10,731,292)	$163,425

OTC Swap Agreements Outstanding on April 30, 2018:

OTC Swap Agreement Contracts for Difference - Equity:

Reference Entity	Counter- party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bobst Group S.A., Reg Shares	MSC	Long	CHF	(0.486%)	10/24/2018	935	$102,860	$(2,456)
Geberit AG	MSC	Long	CHF	(0.486%)	10/24/2018	332	144,082	(1,677)
Kuehne + Nagel International AG	MSC	Long	CHF	(0.486%)	10/24/2018	505	78,559	515
Nestle S.A.	MSC	Long	CHF	(0.486%)	10/24/2018	1,870	142,059	3,363
Partners Group Holding AG	MSC	Long	CHF	(0.486%)	10/24/2018	227	164,420	2,178
Roche Holding AG	MSC	Long	CHF	(0.486%)	10/24/2018	247	53,809	1,298
Siegfried Holding AG	MSC	Long	CHF	(0.486%)	10/24/2018	6,261	2,163,109	22,137
Sika AG	MSC	Long	CHF	(0.486%)	10/24/2018	20	148,298	(2,222)
Sonova Holding AG	MSC	Long	CHF	(0.486%)	10/24/2018	916	148,472	3,470
Swiss Prime Site AG	MSC	Long	CHF	(0.486%)	10/24/2018	570	53,090	489
Swiss Re AG	MSC	Long	CHF	(0.486%)	10/24/2018	710	69,974	(2,080)
Swisscom AG	MSC	Long	CHF	(0.486%)	10/24/2018	313	146,366	4,458
Coloplast A/S	MSC	Long	DKK	(0.060%)	10/24/2018	1,170	98,849	569
Danske Bank A/S	MSC	Long	DKK	(0.060%)	10/24/2018	3,180	115,409	(4,332)
GN Store Nord A/S	MSC	Long	DKK	(0.060%)	10/24/2018	10,870	372,950	10,263
H Lundbeck A/S	MSC	Long	DKK	(0.060%)	10/24/2018	1,220	67,958	3,066
Orsted A/S	MSC	Long	DKK	(0.060%)	10/24/2018	2,080	130,467	6,847
Royal Unibrew A/S	MSC	Long	DKK	(0.060%)	10/24/2018	29,587	1,947,949	19,192
William Demant Holding A/S	MSC	Long	DKK	(0.060%)	10/24/2018	5,430	207,632	4,755

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Reference Entity	Counter- party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
A2A SpA	MSC	Long	EUR	(0.072%)	10/24/2018	64,100	$126,043	$3,098
Aalberts Industries NV	MSC	Long	EUR	(0.072%)	10/24/2018	16,186	797,099	1,564
Amadeus IT Group S.A.	MSC	Long	EUR	(0.072%)	10/24/2018	2,230	165,591	(2,048)
Arkema S.A.	MSC	Long	EUR	(0.095%)	10/24/2018	2,544	341,945	(8,453)
ASTM SpA	MSC	Long	EUR	(0.072%)	10/24/2018	14,910	384,604	27,021
AURELIUS Equity Opportunities SE & Co. KGaA	MSC	Long	EUR	(0.122%)	10/24/2018	24,906	1,914,617	(23,371)
Bauer AG	MSC	Long	EUR	(0.122%)	10/24/2018	11,220	371,434	(20,334)
BE Semiconductor Industries N.V.	MSC	Long	EUR	(0.072%)	10/24/2018	2,770	202,570	(10,636)
Beneteau S.A.	MSC	Long	EUR	(0.122%)	3/22/2019	61,845	1,421,002	(19,235)
Cewe Stiftung & Co. KGAA	MSC	Long	EUR	(0.122%)	10/24/2018	570	57,557	912
Cie de Saint-Gobain	MSC	Long	EUR	(0.122%)	10/24/2018	1,730	91,915	(1,003)
Covestro AG	MSC	Long	EUR	(0.122%)	10/24/2018	25,167	2,452,758	(155,223)
Derichebourg S.A.	MSC	Long	EUR	(0.107%)	10/24/2018	38,493	337,177	3,953
Deutsche Beteiligungs AG	MSC	Long	EUR	(0.095%)	10/24/2018	7,260	320,599	3,070
Deutsche Lufthansa AG	MSC	Long	EUR	(0.122%)	10/24/2018	12,464	376,632	(12,656)
Deutz AG	MSC	Long	EUR	(0.122%)	10/24/2018	218,675	2,229,873	(105,681)
Dialog Semiconductor PLC	MSC	Long	EUR	(0.122%)	10/24/2018	22,550	512,289	(29,101)
Draegerwerk AG & Co. KGaA	MSC	Long	EUR	(0.095%)	10/24/2018	476	31,803	(2,473)
Eiffage S.A.	MSC	Long	EUR	(0.122%)	10/24/2018	2,900	344,829	993
Elisa OYJ	MSC	Long	EUR	(0.072%)	10/24/2018	1,180	50,640	1,711
Ence Energia y Celulosa S.A.	MSC	Long	EUR	(0.072%)	10/24/2018	134,237	1,037,984	3,244
ERG SpA	MSC	Long	EUR	(0.072%)	10/24/2018	5,720	134,210	3,317
Falck Renewables SpA	MSC	Long	EUR	(0.072%)	10/24/2018	70,230	175,643	(4,667)
Faurecia	MSC	Long	EUR	(0.107%)	10/24/2018	7,260	602,604	(7,894)
Fiat Chrysler Automobiles N.V.	MSC	Long	EUR	(0.072%)	10/24/2018	42,560	994,040	(39,153)
ForFarmers N.V.	MSC	Long	EUR	(0.072%)	10/24/2018	13,600	194,220	(2,958)
Galp Energia SGPS S.A.	MSC	Long	EUR	(0.072%)	3/22/2019	4,200	80,937	(178)
Groupe Bruxelles Lambert S.A.	MSC	Long	EUR	(0.072%)	10/24/2018	750	86,048	—
Iberdrola S.A.	MSC	Long	EUR	(0.072%)	10/24/2018	14,700	111,465	2,486
Iliad S.A.	MSC	Long	EUR	(0.122%)	3/22/2019	528	111,351	(5,486)
International Consolidated Airlines Group S.A.	MSC	Long	EUR	(0.056%)	10/24/2018	139,700	1,179,810	30,719
Jacquet Metal Service	MSC	Long	EUR	(0.122%)	10/24/2018	14,941	583,973	(5,416)
Kaufman & Broad S.A.	MSC	Long	EUR	0.250%	10/24/2018	1,070	58,097	(1,655)
KBC Ancora	MSC	Long	EUR	(0.072%)	10/24/2018	4,690	286,723	(1,983)
KBC Group N.V.	MSC	Long	EUR	(0.072%)	10/24/2018	1,650	145,448	(1,116)
Kerry Group PLC	MSC	Long	EUR	(0.072%)	3/22/2019	1,080	114,240	(3,980)
Kesko OYJ	MSC	Long	EUR	(0.072%)	10/24/2018	1,120	59,021	6,879
Kingspan Group PLC	MSC	Long	EUR	0.300%	3/22/2019	1,690	75,263	1,307
Kloeckner & Co. SE	MSC	Long	EUR	(0.122%)	10/24/2018	13,860	173,425	(4,294)
Maire Tecnimont SpA	MSC	Long	EUR	(0.072%)	10/24/2018	23,000	120,213	(2,890)
MAN SE	MSC	Long	EUR	(0.122%)	10/24/2018	1,510	175,870	(1,642)
Mediaset Espana Comunicacion S.A.	MSC	Long	EUR	(0.072%)	10/24/2018	216,796	2,193,949	(110,536)
Mersen S.A.	MSC	Long	EUR	(0.122%)	10/24/2018	5,172	244,953	(1,250)
Neste OYJ	MSC	Long	EUR	(0.072%)	10/24/2018	1,987	131,318	36,491
NH Hotel Group S.A.	MSC	Long	EUR	(0.072%)	10/24/2018	15,800	121,505	668
OMV AG	MSC	Long	EUR	(0.072%)	3/22/2019	2,540	156,387	1,657
Peugeot S.A.	MSC	Long	EUR	(0.122%)	10/24/2018	90,321	2,267,634	(39,285)
Proximus SADP	MSC	Long	EUR	(0.072%)	10/24/2018	2,530	78,711	(978)
Royal Dutch Shell PLC	MSC	Long	EUR	(0.072%)	10/24/2018	3,350	116,425	992
Sanoma OYJ	MSC	Long	EUR	(0.072%)	10/24/2018	27,180	315,910	(12,479)
SBM Offshore N.V.	MSC	Long	EUR	(0.072%)	10/24/2018	20,200	337,774	2,197
Siltronic AG	MSC	Long	EUR	(0.122%)	10/24/2018	5,488	928,284	(41,773)
Snam SpA	MSC	Long	EUR	(0.072%)	10/24/2018	11,900	55,411	1,883
STMicroelectronics N.V.	MSC	Long	EUR	(0.095%)	3/22/2019	30,750	654,573	18,623
Thales S.A.	MSC	Long	EUR	(0.122%)	3/22/2019	600	74,957	1,160

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Reference Entity	Counter- party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Trigano S.A.	MSC	Long	EUR	(0.122%)	3/22/2019	311	$56,917	$1,851
UCB S.A.	MSC	Long	EUR	(0.072%)	10/24/2018	8,670	662,468	(5,051)
Valmet OYJ	MSC	Long	EUR	(0.056%)	10/24/2018	18,329	375,802	(26,796)
Wacker Neuson SE	MSC	Long	EUR	(0.122%)	10/24/2018	17,806	605,998	(31,165)
3i Group PLC	MSC	Long	GBP	0.782%	10/24/2018	180,790	2,285,424	59,265
Abcam PLC	MSC	Long	GBP	0.782%	10/24/2018	67,761	1,197,432	(57,865)
Admiral Group PLC	MSC	Long	GBP	0.782%	10/24/2018	3,690	101,496	(203)
Ashtead Group PLC	MSC	Long	GBP	0.782%	10/24/2018	25,570	725,436	(9,437)
Auto Trader Group PLC	MSC	Long	GBP	0.782%	10/24/2018	30,300	143,147	4,173
BAE Systems PLC	MSC	Long	GBP	0.782%	10/24/2018	9,400	77,812	1,295
Bellway PLC	MSC	Long	GBP	0.782%	10/24/2018	7,020	317,455	3,169
BGEO Group PLC	MSC	Long	GBP	0.782%	10/24/2018	13,680	678,501	(22,794)
Bovis Homes Group PLC	MSC	Long	GBP	0.782%	10/24/2018	4,360	74,465	(270)
Carnival PLC	MSC	Long	GBP	0.782%	10/24/2018	14,330	922,330	10,263
Centamin PLC	MSC	Long	GBP	0.782%	10/24/2018	202,736	426,794	10,912
Central Asia Metals PLC	MSC	Long	GBP	0.782%	10/24/2018	188,487	816,481	(66,201)
Clinigen Healthcare Ltd.	MSC	Long	GBP	0.782%	10/24/2018	12,516	156,874	(5,603)
Conviviality PLC	MSC	Long	GBP	0.782%	10/24/2018	105,604	1,455	145,745
Direct Line Insurance Group PLC	MSC	Long	GBP	0.684%	10/24/2018	91,849	471,496	2,024
Drax Group PLC	MSC	Long	GBP	0.782%	10/24/2018	54,104	224,902	10,582
Evraz PLC	MSC	Long	GBP	0.782%	10/24/2018	302,801	1,698,697	212,285
Gulf Keystone Petroleum Ltd.	MSC	Long	GBP	0.782%	10/24/2018	189,316	417,728	54,237
Indivior PLC	MSC	Long	GBP	0.782%	10/24/2018	150,369	903,831	34,587
Jackpotjoy PLC	MSC	Long	GBP	0.782%	10/24/2018	57,725	679,789	(26,237)
JD Sports Fashion PLC	MSC	Long	GBP	0.782%	10/24/2018	37,710	203,345	(260)
Just Eat PLC	MSC	Long	GBP	0.782%	10/24/2018	8,100	82,737	3,592
Kingfisher PLC	MSC	Long	GBP	0.782%	10/24/2018	34,600	147,258	(2,478)
Marks & Spencer Group PLC	MSC	Long	GBP	0.782%	10/24/2018	20,300	78,456	1,985
Next PLC	MSC	Long	GBP	0.782%	10/24/2018	1,040	74,774	516
Numis Corp. PLC	MSC	Long	GBP	0.782%	10/24/2018	20,520	112,488	1,131
Persimmon PLC	MSC	Long	GBP	0.782%	10/24/2018	6,510	243,116	326
Plus500 Ltd.	MSC	Long	GBP	0.782%	10/24/2018	122,101	2,206,466	163,131
Polymetal International PLC	MSC	Long	GBP	0.782%	10/24/2018	10,600	102,754	3,738
Randgold Resources Ltd.	MSC	Long	GBP	0.782%	10/24/2018	1,600	126,540	2,777
Royal Dutch Shell PLC	MSC	Long	GBP	0.782%	10/24/2018	1,430	50,186	1,054
Royal Mail PLC	MSC	Long	GBP	0.782%	10/24/2018	119,300	920,763	34,252
Sage Group PLC	MSC	Long	GBP	0.782%	10/24/2018	8,400	72,982	509
Smith & Nephew PLC	MSC	Long	GBP	0.782%	10/24/2018	17,300	322,157	10,484
SSE PLC	MSC	Long	GBP	0.782%	10/24/2018	3,670	67,103	2,704
SSP Group PLC	MSC	Long	GBP	0.782%	10/24/2018	66,000	588,701	4,182
Stock Spirits Group PLC	MSC	Long	GBP	0.782%	10/24/2018	34,650	124,085	(5,011)
Tate & Lyle PLC	MSC	Long	GBP	0.782%	10/24/2018	8,000	61,595	1,719
Taylor Wimpey PLC	MSC	Long	GBP	0.782%	10/24/2018	185,200	494,865	(5,739)
Thomas Cook Group PLC	MSC	Long	GBP	0.782%	10/24/2018	1,082,240	1,828,994	13,416
Vedanta Resources PLC	MSC	Long	GBP	0.782%	10/24/2018	59,480	607,882	(11,306)
Vodafone Group PLC	MSC	Long	GBP	0.782%	10/24/2018	38,500	111,359	848
William Hill PLC	MSC	Long	GBP	0.782%	10/24/2018	20,900	96,464	(12,177)
Wizz Air Holdings PLC	MSC	Long	GBP	0.782%	10/24/2018	9,151	410,895	(8,319)
Wm Morrison Supermarkets PLC	MSC	Long	GBP	0.782%	10/24/2018	23,400	75,515	2,836
Azrieli Group Ltd.	MSC	Long	ILS	1.180%	3/01/2019	1,520	71,904	(2,155)
Bank Hapoalim BM	MSC	Long	ILS	1.180%	3/01/2019	22,900	155,938	1,018
Bank Leumi Le-Israel BM	MSC	Long	ILS	1.180%	3/01/2019	27,700	165,912	(1,925)
Bezeq The Israeli Telecommunication Corp. Ltd.	MSC	Long	ILS	1.180%	3/01/2019	93,700	113,730	4,558
Frutarom Industries Ltd.	MSC	Long	ILS	1.180%	3/01/2019	1,400	143,973	(9,533)
Israel Chemicals Ltd.	MSC	Long	ILS	1.180%	3/01/2019	16,400	71,746	2,006

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Reference Entity	Counter- party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Israel Discount Bank Ltd.	MSC	Long	ILS	1.180%	3/01/2019	28,700	$82,002	$(2,313)
Mizrahi Tefahot Bank Ltd.	MSC	Long	ILS	1.180%	3/01/2019	4,440	82,731	(1,394)
Nice Ltd.	MSC	Long	ILS	1.180%	3/01/2019	900	83,749	1,651
Austevoll Seafood ASA	MSC	Long	NOK	1.230%	10/24/2018	35,310	410,825	15,834
Bakkafrost P/F	MSC	Long	NOK	1.230%	10/24/2018	1,510	82,900	3,993
BW Offshore Ltd.	MSC	Long	NOK	1.230%	10/24/2018	43,800	256,968	(16,949)
DNB ASA	MSC	Long	NOK	1.230%	10/24/2018	3,560	66,346	555
DNO ASA	MSC	Long	NOK	0.957%	10/24/2018	157,935	305,477	(10,547)
Leroy Seafood Group ASA	MSC	Long	NOK	1.230%	10/24/2018	3,047	22,249	184
Marine Harvest ASA	MSC	Long	NOK	1.230%	10/24/2018	4,520	95,719	2,821
SpareBank 1 Nord Norge	MSC	Long	NOK	1.076%	10/24/2018	82,903	633,329	(19,662)
SpareBank 1 SMN	MSC	Long	NOK	1.230%	10/24/2018	10,500	104,330	1,311
SpareBank 1 SR-Bank ASA	MSC	Long	NOK	1.230%	10/24/2018	21,800	217,426	(1,088)
Spectrum ASA	MSC	Long	NOK	1.230%	10/24/2018	9,700	59,790	266
Telenor ASA	MSC	Long	NOK	1.076%	10/24/2018	45,270	988,627	16,105
TGS NOPEC Geophysical Co. ASA	MSC	Long	NOK	1.230%	10/24/2018	3,990	120,331	6,276
Yara International ASA	MSC	Long	NOK	1.230%	10/24/2018	2,780	113,718	3,921
BioGaia AB	MSC	Long	SEK	(0.171%)	10/24/2018	3,111	160,793	(10,990)
Concentric AB	MSC	Long	SEK	(0.171%)	10/24/2018	2,199	38,432	(2,364)
Dustin Group AB	MSC	Long	SEK	(0.133%)	10/24/2018	1,580	13,626	(343)
Hemfosa Fastigheter AB	MSC	Long	SEK	(0.171%)	10/24/2018	23,417	287,580	3,827
Nobina AB	MSC	Long	SEK	(0.171%)	10/24/2018	124,564	819,219	2,849
Oriflame Holding AG	MSC	Long	SEK	(0.171%)	10/24/2018	25,685	1,188,038	36,428
SAS AB	MSC	Long	SEK	(0.171%)	10/24/2018	415,734	1,017,581	25,677
SSAB AB	MSC	Long	SEK	(0.171%)	10/24/2018	289,625	1,292,381	27,048
SSAB AB	MSC	Long	SEK	(0.171%)	10/24/2018	15,300	83,603	3,458
Swedish Orphan Biovitrum AB	MSC	Long	SEK	(0.133%)	10/24/2018	18,334	357,422	38,595
COSMO Pharmaceuticals N.V.	MSC	Short	CHF	(1.661%)	10/24/2018	(7,681)	1,027,341	(98,544)
Givaudan SA	MSC	Short	CHF	(1.086%)	10/24/2018	(353)	783,232	(8,067)
LafargeHolcim Ltd.	MSC	Short	CHF	(1.086%)	10/24/2018	(42,430)	2,372,034	(857)
Vifor Pharma AG	MSC	Short	CHF	(0.845%)	10/24/2018	(10,525)	1,567,214	(104,729)
ALK-Abello A/S	MSC	Short	DKK	(0.660%)	10/24/2018	(8,403)	1,066,957	(1,363)
Ambu A/S	MSC	Short	DKK	(0.660%)	10/24/2018	(5,130)	120,708	1,248
Chr Hansen Holding A/S	MSC	Short	DKK	(0.578%)	10/24/2018	(5,540)	508,663	4,492
Novozymes A/S-B Shares	MSC	Short	DKK	(0.660%)	10/24/2018	(13,740)	688,042	38,546
Acciona S.A.	MSC	Short	EUR	(1.196%)	10/24/2018	(19,140)	1,554,921	(50,412)
Aegon N.V.	MSC	Short	EUR	(0.672%)	10/24/2018	(14,200)	102,939	(1,578)
Airbus SE	MSC	Short	EUR	(0.622%)	10/24/2018	(1,340)	152,460	(5,229)
Akzo Nobel N.V.	MSC	Short	EUR	(0.672%)	10/24/2018	(7,590)	696,991	10,140
ALD S.A.	MSC	Short	EUR	(0.992%)	3/22/2019	(82,024)	1,387,419	(1,982)
Allianz SE	MSC	Short	EUR	(0.622%)	10/24/2018	(360)	84,181	(1,270)
Amundi S.A.	MSC	Short	EUR	(0.622%)	3/22/2019	(920)	74,495	(3,846)
AXA S.A.	MSC	Short	EUR	(0.622%)	3/22/2019	(5,160)	145,976	(1,901)
Banco Santander S.A.	MSC	Short	EUR	(0.672%)	10/24/2018	(13,500)	89,839	2,202
Biocartis N.V.	MSC	Short	EUR	(5.831%)	10/24/2018	(35,666)	548,987	(2,586)
Bollore S.A.	MSC	Short	EUR	(0.484%)	10/24/2018	(198,177)	1,056,876	70,873
Cairn Homes PLC	MSC	Short	EUR	(0.622%)	10/24/2018	(11,546)	25,500	446
Colruyt S.A.	MSC	Short	EUR	(0.672%)	10/24/2018	(2,030)	112,110	(2,379)
Daimler AG	MSC	Short	EUR	(0.622%)	10/24/2018	(720)	56,648	(331)
De’ Longhi SpA	MSC	Short	EUR	(0.672%)	10/24/2018	(1,830)	55,540	708
Deutsche Bank AG	MSC	Short	EUR	(0.622%)	10/24/2018	(106,780)	1,493,179	26,834
Deutsche Telekom AG	MSC	Short	EUR	(0.622%)	10/24/2018	(3,270)	56,319	(948)
E.ON SE	MSC	Short	EUR	(0.622%)	10/24/2018	(9,300)	100,430	(1,506)
Electricite de France S.A.	MSC	Short	EUR	(0.622%)	10/24/2018	(11,870)	164,423	(2,653)
Fresenius SE & Co. KGaA	MSC	Short	EUR	(0.622%)	10/24/2018	(840)	66,678	2,395

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Reference Entity	Counter- party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GEA Group AG	MSC	Short	EUR	(1.326%)	10/24/2018	(13,690)	$558,701	$22,631
Genfit	MSC	Short	EUR	(7.596%)	3/22/2019	(20,805)	622,382	31,672
GRENKE AG	MSC	Short	EUR	(1.391%)	10/24/2018	(3,168)	370,798	(3,731)
Huhtamaki OYJ	MSC	Short	EUR	(0.523%)	10/24/2018	(30,030)	1,299,992	72,202
Industria de Diseno Textil S.A.	MSC	Short	EUR	(0.672%)	10/24/2018	(24,240)	717,233	(37,780)
ING Groep N.V.	MSC	Short	EUR	(0.672%)	10/24/2018	(7,420)	127,803	2,510
Ingenico Group S.A.	MSC	Short	EUR	(0.622%)	10/24/2018	(12,450)	1,064,310	(24,737)
Ion Beam Applications	MSC	Short	EUR	(8.622%)	10/24/2018	(11,530)	230,968	(5,712)
K+S AG	MSC	Short	EUR	(10.247%)	10/24/2018	(9,930)	280,980	(11,877)
Koninklijke Philips N.V.	MSC	Short	EUR	(0.672%)	10/24/2018	(3,880)	154,370	(10,688)
Leonardo SpA	MSC	Short	EUR	(0.672%)	10/24/2018	(8,000)	95,941	3,054
MorphoSys AG	MSC	Short	EUR	(2.122%)	10/24/2018	(640)	65,881	(619)
Neinor Homes S.A.	MSC	Short	EUR	(0.672%)	10/24/2018	(112,832)	2,137,553	(51,803)
Obrascon Huarte Lain S.A.	MSC	Short	EUR	(0.877%)	10/24/2018	(29,400)	142,653	4,582
OCI N.V.	MSC	Short	EUR	(1.359%)	10/24/2018	(23,230)	541,683	(11,507)
Parmalat SpA	MSC	Short	EUR	(0.672%)	10/24/2018	(20,590)	73,884	(1,244)
Rallye S.A.	MSC	Short	EUR	(1.747%)	3/22/2019	(3,930)	60,065	(1,377)
Randstad Holding N.V.	MSC	Short	EUR	(0.672%)	10/24/2018	(2,430)	162,944	6,224
Renault S.A.	MSC	Short	EUR	(0.622%)	3/22/2019	(710)	80,738	3,671
Rocket Internet SE	MSC	Short	EUR	(1.332%)	10/24/2018	(36,250)	1,063,576	180
RWE AG	MSC	Short	EUR	(0.622%)	10/24/2018	(5,890)	152,004	10,568
SES S.A.	MSC	Short	EUR	(0.872%)	3/22/2019	(129,880)	2,118,433	109,845
Siemens AG	MSC	Short	EUR	(0.622%)	10/24/2018	(514)	67,256	1,652
Siemens Gamesa Renewable Energy S.A.	MSC	Short	EUR	(2.122%)	10/24/2018	(116,140)	1,912,565	(89,103)
Societe Generale S.A.	MSC	Short	EUR	(0.622%)	10/24/2018	(1,320)	72,716	223
SRP Groupe S.A.	MSC	Short	EUR	(10.497%)	10/24/2018	(31,353)	285,620	(1,136)
Stora Enso OYJ	MSC	Short	EUR	(0.672%)	10/24/2018	(5,290)	106,864	1,822
Tenaris S.A.	MSC	Short	EUR	(0.672%)	10/24/2018	(86,770)	1,602,440	(29,848)
Tikkurila OYJ	MSC	Short	EUR	(0.750%)	10/24/2018	(7,089)	143,548	15,246
Tod’s SpA	MSC	Short	EUR	(4.762%)	10/24/2018	(970)	71,255	(3,750)
Tubacex S.A.	MSC	Short	EUR	(2.122%)	10/24/2018	(14,849)	64,317	897
UniCredit SpA	MSC	Short	EUR	(0.672%)	10/24/2018	(3,810)	82,766	28
Unilever N.V.	MSC	Short	EUR	(0.672%)	10/24/2018	(2,620)	143,254	(6,948)
Vallourec S.A.	MSC	Short	EUR	(7.372%)	10/24/2018	(13,500)	80,668	(885)
Volkswagen AG	MSC	Short	EUR	(0.622%)	10/24/2018	(822)	169,926	(735)
AA PLC	MSC	Short	GBP	0.282%	10/24/2018	(98,375)	198,638	14,295
Allied Minds PLC	MSC	Short	GBP	(11.093%)	10/24/2018	(60,504)	97,336	(2,000)
Barclays PLC	MSC	Short	GBP	0.282%	10/24/2018	(117,100)	347,575	13,306
British American Tobacco PLC	MSC	Short	GBP	0.282%	10/24/2018	(40,270)	2,053,855	(164,225)
Fresnillo PLC	MSC	Short	GBP	0.282%	10/24/2018	(47,450)	848,311	15,032
HSBC Holdings PLC	MSC	Short	GBP	0.282%	10/24/2018	(221,500)	2,139,242	(73,830)
John Wood Group PLC	MSC	Short	GBP	0.282%	10/24/2018	(158,600)	1,204,520	(37,573)
Lancashire Holdings Ltd.	MSC	Short	GBP	0.282%	10/24/2018	(7,300)	57,915	(2,011)
Melrose Industries PLC	MSC	Short	GBP	0.282%	10/24/2018	(511,600)	1,580,230	(26,377)
Merlin Entertainments PLC	MSC	Short	GBP	0.282%	10/24/2018	(334,100)	1,593,117	(99,397)
Metro Bank PLC	MSC	Short	GBP	(0.705%)	10/24/2018	(2,660)	123,993	3,016
Old Mutual PLC	MSC	Short	GBP	0.282%	10/24/2018	(51,200)	171,082	(6,347)
Provident Financial PLC	MSC	Short	GBP	(2.718%)	10/24/2018	(230,711)	2,193,882	80,714
Prudential PLC	MSC	Short	GBP	0.282%	10/24/2018	(6,130)	158,309	42
Purplebricks Group PLC	MSC	Short	GBP	(17.665%)	10/24/2018	(189,168)	833,762	(67,743)
Reckitt Benckiser Group PLC	MSC	Short	GBP	0.282%	10/24/2018	(4,600)	356,389	(4,879)
Royal Bank of Scotland Group PLC	MSC	Short	GBP	0.282%	10/24/2018	(113,000)	427,047	6,506
Sanne Group PLC	MSC	Short	GBP	0.282%	10/24/2018	(18,846)	159,898	(1,298)
Sirius Minerals PLC	MSC	Short	GBP	(8.968%)	10/24/2018	(2,448,954)	987,634	(58,017)
Smart Metering Systems PLC	MSC	Short	GBP	0.282%	10/24/2018	(55,886)	616,566	4,618

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Reference Entity	Counter- party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Life Aberdeen PLC	MSC	Short	GBP	0.282%	10/24/2018	(72,200)	$365,061	$1,790
Stobart Group Ltd.	MSC	Short	GBP	0.282%	10/24/2018	(23,100)	74,451	(3,182)
Travis Perkins PLC	MSC	Short	GBP	0.282%	10/24/2018	(89,750)	1,625,565	56,864
Asetek A/S	MSC	Short	NOK	(3.945%)	10/24/2018	(7,584)	78,575	21,774
Borr Drilling Ltd.	MSC	Short	NOK	(2.320%)	10/24/2018	(60,530)	267,474	(12,089)
Atlas Copco AB	MSC	Short	SEK	(0.771%)	10/24/2018	(1,620)	67,020	3,261
Eltel AB	MSC	Short	SEK	(3.596%)	10/24/2018	(40,151)	108,012	(8,266)
Hennes & Mauritz AB	MSC	Short	SEK	(0.935%)	10/24/2018	(143,020)	2,166,811	(283,979)
Ratos AB-B Shares	MSC	Short	SEK	(0.771%)	10/24/2018	(43,000)	166,629	(4,426)
RaySearch Laboratories AB	MSC	Short	SEK	(2.471%)	10/24/2018	(10,347)	150,891	(4,024)
Svenska Handelsbanken AB	MSC	Short	SEK	(0.771%)	10/24/2018	(51,790)	591,175	10,662
Telefonaktiebolaget LM Ericsson	MSC	Short	SEK	(0.600%)	10/24/2018	(223,000)	1,664,718	(49,293)

							$122,570,142	$(650,101)

Glossary:

Counterparty Abbreviations:

MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Sheqel
NOK	Norwegian Krone
SEK	Swedish Krona

Index Abbreviations:

MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

Exchange Abbreviations:

OTC	Over-the-Counter

Other Abbreviations:

PLC	Public Limited Company
PRIME	A rate, charged by banks, based on the U.S. Federal Funds rate

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

Numeric Integrated Alpha Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$99,465,818	$—	$—		$99,465,818
Exchange-Traded Instruments	14,125,539	—	—		14,125,539
Short-Term Investments	17,311,924	—	—		17,311,924

Total Investments in Securities - Assets	$130,903,281	$—	$—		$130,903,281

Liabilities
Common Stocks (Sold Short)	$(88,841,880)	$—	$—		$(88,841,880)
Exchange-Traded Instruments (Sold Short)	(14,528,594)	—	—		(14,528,594)
Warrants (Sold Short)	—	—	0	(1)	—

Total Investments in Securities - Liabilities	$(103,370,474)	$—	$—		$(103,370,474)

Total Investments in Securities	$27,532,807	$—	$—		$27,532,807

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Financial Derivative Instruments - Assets
Futures Contracts	$191,171	$—	$—	$191,171
OTC Swap Agreement Contracts for Difference - Equity	—	1,911,285	—	1,911,285

Total Financial Derivative Instruments - Assets	$191,171	$1,911,285	$—	$2,102,456

Financial Derivative Instruments - Liabilities
Futures Contracts	$(45,898)	$—	$—	$(45,898)
OTC Swap Agreement Contracts for Difference - Equity	—	(2,561,386)	—	(2,561,386)

Total Financial Derivative Instruments - Liabilities	$(45,898)	$(2,561,386)	$—	$(2,607,284)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2018	Purchases		Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2018		Change in Unrealized Appreciation (Depreciation) at Period end**
Warrants	$—	$0	(1)	$—	$—	$—	$—	$—	$—	$0	(1)	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

The warrants classified as Level 3 were fair valued at zero due to insufficient information available for valuation.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Top Ten Long Exposures (% Net Assets)
Technology Select Sector SPDR Fund		2.0
Ulta Salon Cosmetics & Fragrance, Inc.		1.4
CyrusOne, Inc.		1.3
Equinix, Inc.		1.3
QTS Realty Trust, Inc.		1.3
GameStop Corp.		1.3
Global Net Lease, Inc.		1.3
Assured Guaranty Ltd.		1.2
Transocean Ltd.		1.2
US Foods Holding Corp.		1.2
Total Fund Holdings	249
Top Ten Short Exposures(% Net Assets)
Utilities Select Sector SPDR Fund		(2.0)
Newell Brands, Inc.		(1.4)
Tesla, Inc.		(1.4)
Mattel, Inc.		(1.3)
Michael Kors Holdings Ltd.		(1.3)
Wabtec Corp.		(1.3)
Hersha Hospitality Trust		(1.3)
Duke Realty Corp.		(1.3)
Life Storage, Inc.		(1.3)
Seritage Growth Properties		(1.2)
Total Fund Holdings	157
Sector Exposure (% Equities)	Portfolio Long	Portfolio Short
Real Estate	13.8	(14.6)
Consumer Discretionary	9.7	(12.9)
Exchange-Traded Instruments	7.8	(8.0)
Information Technology	5.8	(2.6)
Industrials	5.1	(3.8)
Energy	4.7	(4.7)
Health Care	4.5	(1.7)
Financials	3.4	(3.1)
Consumer Staples	3.2	(1.3)
Materials	1.7	(1.0)
Utilities	1.4	(1.6)
Telecommunication Services	1.2	(1.5)

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
Argentina - 1.82% (Cost $655,242)
Common Stocks - 1.82%

MercadoLibre, Inc.	2,550	$866,005

Australia - 1.71% (Cost $913,872)
Common Stocks - 1.71%
MYOB Group Ltd.A	332,670	812,720

China - 7.26%
Common Stocks - 7.26%
Ctrip.com International Ltd., ADRB	19,627	802,745
New Oriental Education & Technology Group, Inc., Sponsored ADR	15,518	1,394,137
Tencent Holdings Ltd.A	25,439	1,248,965

Total Common Stocks		3,445,847

Total China (Cost $2,895,847)		3,445,847

Denmark - 3.14% (Cost $1,334,585)
Common Stocks - 3.14%
Novo Nordisk A/S, Class BA	31,773	1,491,768

France - 2.71% (Cost $1,149,704)
Common Stocks - 2.71%
Danone S.A.A	15,950	1,285,878

Germany - 3.96% (Cost $1,521,716)
Common Stocks - 3.96%
SAP SE, Sponsored ADR	16,941	1,877,571

Hong Kong - 4.29% (Cost $1,450,119)
Common Stocks - 4.29%
AIA Group Ltd.A	227,977	2,035,418

India - 5.73%
Common Stocks - 5.73%
HDFC Bank Ltd., ADR	14,521	1,391,257
Infosys Ltd., Sponsored ADR	75,221	1,329,155

Total Common Stocks		2,720,412

Total India (Cost $2,327,244)		2,720,412

Japan - 3.12% (Cost $1,160,698)
Common Stocks - 3.12%
Fast Retailing Co., Ltd.A	3,367	1,482,650

Mexico - 2.08% (Cost $898,476)
Common Stocks - 2.08%
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	10,210	986,899

Republic of Korea - 2.26% (Cost $932,056)
Common Stocks - 2.26%
Amorepacific Corp.A	3,298	1,071,765

South Africa - 3.58%
Common Stocks - 3.58%
Sanlam Ltd.A	109,524	691,096
Shoprite Holdings Ltd.A	50,665	1,007,524

Total Common Stocks		1,698,620

Total South Africa (Cost $1,258,527)		1,698,620

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value
United States - 54.28%
Common Stocks - 54.28%
Alphabet, Inc., Class CB	1,244	$1,265,559
Amazon.com, Inc.B	1,118	1,750,933
Autodesk, Inc.B	12,231	1,539,883
Booking Holdings, Inc.B	470	1,023,660
Core Laboratories N.V.C	7,554	924,987
Equinix, Inc., REIT	3,460	1,455,933
FleetCor Technologies, Inc.B	6,865	1,422,977
IHS Markit Ltd.B	28,560	1,403,153
Mondelez International, Inc., Class A	32,225	1,272,888
NIKE, Inc., Class B	21,560	1,474,488
Praxair, Inc.	5,689	867,686
Red Hat, Inc.B	9,208	1,501,456
Regeneron Pharmaceuticals, Inc.B	4,040	1,226,867
salesforce.com, Inc.B	11,651	1,409,655
Schlumberger Ltd.	21,269	1,458,203
TJX Co., Inc.	16,873	1,431,674
Ulta Salon Cosmetics & Fragrance, Inc.B	4,607	1,155,942
Visa, Inc., Class A	15,483	1,964,483
Yum! Brands, Inc.	13,946	1,214,697

Total Common Stocks		25,765,124

Total United States (Cost $20,893,154)		25,765,124

SHORT-TERM INVESTMENTS - 3.56% (Cost $1,687,928)
Investment Companies - 3.56%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%D E	1,687,928	1,687,928

SECURITIES LENDING COLLATERAL - 1.93% (Cost $914,268)
Investment Companies - 1.93%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%D E	914,268	914,268

TOTAL INVESTMENTS - 101.43% (Cost $39,993,436)		48,142,873
LIABILITIES, NET OF OTHER ASSETS - (1.43%)		(677,030)

TOTAL NET ASSETS - 100.00%		$47,465,843

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $11,127,784 or 23.44% of net assets. Value was determine using significant unobservable inputs.
B	Non-income producing security.
C	All or a portion of this security is on loan at April 30, 2018.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

ADR - American Depositary Receipt.

REIT - Real Estate Investment Trust.

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Futures Contracts Open on April 30, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	5	June 2018	$500,084	$506,625	$6,541
Mini MSCI Emerging Markets Index Futures	4	June 2018	234,448	230,440	(4,008)
S&P 500 E-Mini Index Futures	6	June 2018	792,629	794,100	1,471

			$1,527,161	$1,531,165	$4,004

Index Abbreviations:

MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East
S&P 500	Standard & Poor’s U.S Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

SGA Global Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$866,005	$—	$—	$866,005
Australia	—	812,720	—	812,720
China	2,196,882	1,248,965	—	3,445,847
Denmark	—	1,491,768	—	1,491,768
France	—	1,285,878	—	1,285,878
Germany	1,877,571	—	—	1,877,571
Hong Kong	—	2,035,418	—	2,035,418
India	2,720,412	—	—	2,720,412
Japan	—	1,482,650	—	1,482,650
Mexico	986,899	—	—	986,899
Republic of Korea	—	1,071,765	—	1,071,765
South Africa	—	1,698,620	—	1,698,620
Common Stocks
United States	25,765,124	—	—	25,765,124
Short-Term Investments	1,687,928	—	—	1,687,928
Securities Lending Collateral	914,268	—	—	914,268

Total Investments in Securities - Assets	$37,015,089	$11,127,784	$—	$48,142,873

Financial Derivative Instruments - Assets
Futures Contracts	$8,012	$—	$—	$8,012

Total Financial Derivative Instruments - Assets	$8,012	$—	$—	$8,012

Financial Derivative Instruments - Liabilities
Futures Contracts	$(4,008)	$—	$—	$(4,008)

Total Financial Derivative Instruments - Liabilities	$(4,008)	$—	$—	$(4,008)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were transfers from Level 1 to Level 2, with a fair value of $11,127,784 as a result of a determination made by the Valuation Committee that adjustments should be applied to certain international securities due to significant movement in the market.

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
AIA Group Ltd.		4.3
Visa, Inc., Class A		4.1
SAP SE, Sponsored ADR		4.0
Amazon.com, Inc.		3.7
Autodesk, Inc.		3.2
Red Hat, Inc.		3.2
Novo Nordisk A/S, Class B		3.1
Fast Retailing Co., Ltd.		3.1
NIKE, Inc., Class B		3.1
Schlumberger Ltd.		3.1
Total Fund Holdings	35
Sector Allocation (% Equities)
Information Technology		33.5
Consumer Discretionary		25.8
Consumer Staples		12.3
Financials		9.0
Health Care		6.0
Energy		5.2
Real Estate		3.2
Industrials		3.1
Materials		1.9
Country Allocation (% Equities)
United States		56.6
China		7.6
India		6.0
Hong Kong		4.5
Germany		4.1
South Africa		3.7
Denmark		3.3
Japan		3.2
France		2.8
Republic of Korea		2.3
Mexico		2.2
Argentina		1.9
Australia		1.8

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2018 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of April 30, 2018, the Trust consists of thirty-three active series, seven of which are presented in this filing: American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Crescent Short Duration High Income Fund, American Beacon GLG Total Return Fund, American Beacon Global Evolution Frontier Markets Income Fund, American Beacon Grosvenor Long/Short Fund, American Beacon Numeric Integrated Alpha Fund, and American Beacon SGA Global Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as non-diversified, open-end management investment companies except for the American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Crescent Short Duration High Income Fund, American Beacon Global Evolution Frontier Markets Income Fund, and the American Beacon SGA Global Growth Fund, that are registered as diversified, open-end management investment companies. The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia CapitalManagement, LLC (“Estancia”), which are private equity firms.

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Fund(s)’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allowed to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers. Certain fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2018 (Unaudited)

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a Fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADR”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed.

Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 in the fair value hierarchy. Swap contracts are valued at prices furnished by independent swap dealers or by an independent pricing service and are generally categorized as a Level 2 in the fair value hierarchy. Forward foreign currency contracts and swap contracts involve, to varying degrees, risk of loss in excess of the unrealized appreciation (depreciation).

Exchange-traded options, except equity options and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2018 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2018 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

American Depositary Receipts are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2018 (Unaudited)

Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Bank Loans and Senior Loans

Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions. In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders. Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. In asserting rights against a borrower, the Funds normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of purchasers of loans are subject to the claims of the agent’s general or secured creditors, the Funds might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. The Funds may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Bank loans can be fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. In connection with purchasing participations in such instruments, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2018 (Unaudited)

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Credit-Linked Notes

Credit-linked notes (“CLNs”) are derivative debt obligations that are issued by limited purpose entities or by financial firms, such as banks, securities firms or their affiliates, and that are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

The issuer or one of the affiliates of the issuer of the CLNs in which the Fund will invest, normally will purchase the reference asset underlying the CLN directly, but in some cases it may gain exposure to the reference asset through a credit default swap or other derivative. Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets. Thus, the Fund will be exposed to the credit risk of the issuers of the reference assets that underlie its CLNs, as well as to the credit risk of the issuers of the CLNs themselves. CLNs will also be subject to currency risk, liquidity risk, valuation risks, and the other risks of a credit default swap. Various determinations that may need to be made with respect to the CLNs, including the occurrence of a credit event, the selection of deliverable assets (where applicable) and the valuation of the reference asset for purposes of determining any cash settlement amount, normally will be made by the issuer or sponsor of the CLN. The interests of such issuer or sponsor may not be aligned with those of the Fund or other investors in the CLN. Accordingly, CLNs may also be subject to potential conflicts of interest. There may be no established trading market for the Fund’s CLNs, in which event they may constitute illiquid investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

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Delayed Funding Loans and Revolving Credit Facilities

A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Trust’s Board, in an amount sufficient to meet such commitments.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Floating Rate Loan Interest

The Funds may invest in floating rate loan interests. The floating rate loan interests held by the Funds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments

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Supplementary Notes to Schedules of Investments

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may be denominated in foreign currencies. The Funds considers these investments to be investments in debt securities for purposes of its investment policies.

When the Funds purchase a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in Participations involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earns a commitment fee, typically set as a percentage of the commitment amount.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’

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Supplementary Notes to Schedules of Investments

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acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Frontier and Emerging Market Investments

The Funds may invest in the securities and derivatives with exposure to various countries with emerging capital markets. Investments in the securities and derivatives with exposure to countries with emerging capital markets involve significantly higher risks not involved in investments in securities in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities from more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. In addition to withholding taxes on investment income, some countries with emerging capital markets may impose differential capital gain taxes on foreign investors.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations

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Supplementary Notes to Schedules of Investments

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and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended April 30, 2018 are disclosed in the Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “unrealized appreciation (depreciation) of investments” to “dividend and interest” receivable.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer.

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Supplementary Notes to Schedules of Investments

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Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of April 30, 2018, short positions were held by the Funds and are disclosed in the Schedules of Investments.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Funds can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield.

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Supplementary Notes to Schedules of Investments

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Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Contracts for Difference

The Grosvenor Long/Short Fund and Numeric Integrated Alpha Fund may utilize equity-related securities including total return swaps based on individual companies (also referred to as contracts for difference (“CFDs”)). A CFD is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable the Funds to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock. By entering into a CFD transaction, the Fund could incur losses because it would face many of the same types of risks as owning the underlying equity securities directly as well as the other risks associated with the investments in swaps. As with other types of swap transactions, CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Fund’s shares, may be reduced. Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments. The Fund’s use of swaps is intended to generate profits, adjust leverage, hedge exposures, and manager volatility.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2018, the Funds entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market,

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as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2018, the Funds entered into future contracts primarily for exposing cash to markets.

Options Contracts

The Grosvenor Long/Short Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Grosvenor Long/Short Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended April 30, 2018, the Grosvenor Long/Short Fund purchased/sold options primarily for return enhancement and hedging.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

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Swap Agreements

The Funds may invest in swap agreements. Swap agreements are negotiated between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are either privately negotiated in the over-the-counter market (“OTC Swaps”) or cleared in a central clearing house (“Centrally Cleared Swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

For OTC swaps payments received or made at the beginning of the measurement period are reflected as such and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Centrally cleared swaps provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments for OTC and centrally cleared swaps are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains or losses.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

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Supplementary Notes to Schedules of Investments

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If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less

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expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referenced security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2018, for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

During the period ended April 30, 2018, the GLG Total Return Fund entered into credit default swaps primarily for return enhancement, hedging, and exposing cash to markets.

Interest Rate Swap Agreements

The GLG Total Return Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the period ended April 30, 2018, the GLG Total Return Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

Total Return Swap Agreements

The Grosvenor Long/Short Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

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Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in over-the-counter (“OTC”) derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Funds can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in non- U.S. currencies, non-U.S. currency futures contracts and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Emerging and Frontier Markets Risk

When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Equity Investment Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing

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directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

The Funds may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Funds may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Funds’ trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Funds sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Funds’ transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Funds have a lower portfolio turnover rate.

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

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Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

Leverage Risk

The Funds’ use of futures, forward foreign currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

The Funds are susceptible to the risk that certain fixed-income investments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

Unlike publicly traded common stocks which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. Loans trade in an over-the-counter market, and confirmation

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and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present risk to shareholders regarding a Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Interest in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. When a Fund’s loan interest is participation, the Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies than the party selling the participation interest.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Market Timing Risk

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to

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execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Multi-Manager Risk

The Grosvenor Long/Short Fund’s performance depends on, among other things, the Lead Sub-Advisor’s success in monitoring and allocating the Fund’s assets among the Sub-Advisors. The Sub-Advisors investment styles may not always be complementary. The Sub-Advisors make investment decisions independently of one another, and may make conflicting investment decisions. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment. The Sub-Advisors may underperform the market generally or underperform other investment managers that could have been selected for the Fund. The Lead Sub-Advisor and the Sub-Advisors also may use proprietary or licensed strategies that are based on considerations and factors that are not fully disclosed to the Board, the Manager or the Lead Sub-Advisor. The success of a particular Sub-Advisor in implementing its investment strategy is dependent on the expertise of its portfolio managers, and certain Sub-Advisors may have a limited number of investment management professionals. The loss of one or more of a Sub-Advisor’s key investment professionals could have a materially adverse effect on the performance of the Fund. A Sub-Advisor may have little or no experience managing the assets of a registered investment company which, unlike the other accounts a Sub-Advisor may manage, is subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Options Risk

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have been realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Funds will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Funds sell a put option, there is a risk that the Funds may be required to buy the underlying asset at a disadvantageous price. If the Funds sell a call option, there is a risk that the Funds may be required to sell the underlying asset at a disadvantageous price. If the Funds sell a call option on an underlying asset that the Funds own and the underlying asset has increased in value when the call option is exercised, the Funds will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will

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be subject to the risks associated with investments in those funds. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Securities Lending Risk

To the extent the Funds lends its securities, it may be subject to the following risks; i) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Short Position Risk

The Funds will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. The Funds’ losses are potentially unlimited in a short position transaction.

Sovereign and Quasi Sovereign Debt Risk

The Funds normally will have significant investments in sovereign and quasi-sovereign debt securities. These investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

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Unrated Securities Risk

Because the Funds may purchase securities that are not rated by any rating organization, the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means a Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Securities Lending

The Acadian Emerging Markets Managed Volatility and SGA Global Growth Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments as designated by the Manager, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is

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generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Acadian Emerging Markets Managed Volatility	$260,429	$269,906	$—	$269,906
SGA Global Growth	892,048	914,268	—	914,268

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years for the four year period ended January 31, 2018 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of April 30, 2018, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Acadian Emerging Markets Managed Volatility	$29,863,521	$6,369,002	$(955,495)	$5,413,507
Crescent Short Duration High Income	92,226,058	685,578	(1,735,564)	(1,049,986)
GLG Total Return	704,088,951	—	(572,201)	(572,201)
Global Evolution Frontier Markets Income	266,096,289	4,712,312	(4,779,724)	(67,412)
Grosvenor Long/Short	12,318,447	1,414,724	(777,820)	636,904
Numeric Integrated Alpha	29,816,169	9,115,436	(11,398,798)	(2,283,362)
SGA Global Growth	39,993,436	8,898,444	(749,007)	8,149,437

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2018 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2018 the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Crescent Short Duration High Income	$1,116,531	$1,346,373
Global Evolution Frontier Markets Income	3,882,282	11,581,707

Borrowing Arrangements

Effective November 16, 2017, the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Funds, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

During the period ended April 30, 2018, the Funds did not utilize this facility.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: June 29, 2018

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: June 29, 2018